UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07121

Putnam Asset Allocation Funds

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Multi-Asset Income Fund
Class A [PMIAX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Multi-Asset Income Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$41	0.80%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$861,093,537
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,862
Portfolio Turnover Rate	53%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Multi-Asset Income Fund	PAGE 1	39362-STSA-0426

Putnam Multi-Asset Income Fund
Class C [PMICX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Multi-Asset Income Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$79	1.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$861,093,537
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,862
Portfolio Turnover Rate	53%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Multi-Asset Income Fund	PAGE 1	39362-STSC-0426

Putnam Multi-Asset Income Fund
Class P
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Multi-Asset Income Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class P	$22	0.42%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$861,093,537
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,862
Portfolio Turnover Rate	53%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Multi-Asset Income Fund	PAGE 1	39362-STSP-0426

Putnam Multi-Asset Income Fund
Class R [PMIRX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Multi-Asset Income Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$54	1.05%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$861,093,537
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,862
Portfolio Turnover Rate	53%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Multi-Asset Income Fund	PAGE 1	39362-STSR-0426

Putnam Multi-Asset Income Fund
Class R5 [PMILX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Multi-Asset Income Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5	$28	0.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$861,093,537
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,862
Portfolio Turnover Rate	53%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Multi-Asset Income Fund	PAGE 1	39362-STSR5-0426

Putnam Multi-Asset Income Fund
Class R6 [PMIVX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Multi-Asset Income Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$24	0.46%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$861,093,537
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,862
Portfolio Turnover Rate	53%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Multi-Asset Income Fund	PAGE 1	39362-STSR6-0426

Putnam Multi-Asset Income Fund
Class Y [PMIYX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Multi-Asset Income Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y	$28	0.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$861,093,537
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,862
Portfolio Turnover Rate	53%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Multi-Asset Income Fund	PAGE 1	39362-STSY-0426

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
Multi-Asset Income
Fund
Financial Statements and Other Important Information
Semi-Annual | February 28, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Consolidated Financial Highlights and Consolidated Schedule of Investments 2
Consolidated Financial Statements 65
Notes to Consolidated Financial Statements 70
Changes In and Disagreements with Accountants 86
Results of Meeting(s) of Shareholders 86
Remuneration Paid to Directors, Officers and Others 86
Board Approval of Management and Subadvisory Agreements 86

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Putnam Multi-Asset Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
Year Ended
August 31,
2023
a
2025* 2024
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $11.04 $10.79 $9.70 $9.64
Income from investment operations
b
:
Net investment income
c
...................................... 0.20 0.43 0.35 0.20
Net realized and unrealized gains (losses) ........................ 0.52 0.27 1.11 (0.02)
Total from investment operations ................................. 0.72 0.70 1.46 0.18
Less distributions from:
Net investment income ....................................... (0.20) (0.45) (0.37) (0.12)
Net asset value, end of period ................................... $11.56 $11.04 $10.79 $9.70
Total return
d
................................................ 6.56% 6.70% 15.38% 1.85%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ................... 0.99% 1.10% 1.11% 0.71%
Expenses net of waiver and payments by affiliates
f
................... 0.80% 0.88% 0.83% 0.46%
Net investment income ........................................ 3.64% 3.91% 3.43% 2.05%
Supplemental data
Net assets, end of period (000’s) ................................. $151,280 $144,905 $147,709 $142,258
Portfolio turnover rate ......................................... 53% 101% 143% 109%
*
Includes the consolidated operations of Franklin Multi-Asset Income Ltd. from July 7, 2025 through August 31, 2025. See Note 1(g).
a
For the period February 10, 2023 (commencement of operations) to August 31, 2023.
b
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
Year Ended
August 31,
2023
a
2025* 2024
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $11.05 $10.79 $9.70 $9.64
Income from investment operations
b
:
Net investment income
c
...................................... 0.16 0.35 0.25 0.16
Net realized and unrealized gains (losses) ........................ 0.52 0.28 1.13 (0.02)
Total from investment operations ................................. 0.68 0.63 1.38 0.14
Less distributions from:
Net investment income ....................................... (0.16) (0.37) (0.29) (0.08)
Net asset value, end of period ................................... $11.57 $11.05 $10.79 $9.70
Total return
d
................................................ 6.16% 5.95% 14.50% 1.44%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ................... 1.74% 1.85% 1.86% 1.13%
Expenses net of waiver and payments by affiliates
f
................... 1.55% 1.63% 1.58% 0.88%
Net investment income ........................................ 2.90% 3.16% 2.52% 1.64%
Supplemental data
Net assets, end of period (000’s) ................................. $3,322 $3,680 $6,629 $12,028
Portfolio turnover rate ......................................... 53% 101% 143% 109%
*
Includes the consolidated operations of Franklin Multi-Asset Income Ltd. from July 7, 2025 through August 31, 2025. See Note 1(g).
a
For the period February 10, 2023 (commencement of operations) to August 31, 2023.
b
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Putnam Multi-Asset Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025* 2024 2023 2022 2021
Class P
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.06 $10.80 $9.71 $9.59 $11.28 $10.49
Income from investment operations
a
:
Net investment income
b
............. 0.22 0.47 0.40 0.34 0.07 0.04
Net realized and unrealized gains (losses) 0.52 0.28 1.10 0.05 (1.30) 0.96
Total from investment operations ........ 0.74 0.75 1.50 0.39 (1.23) 1.00
Less distributions from:
Net investment income .............. (0.22) (0.49) (0.41) (0.15) (0.08) (0.21)
Net realized gains ................. — — — (0.12) (0.38) —
Total distributions ................... (0.22) (0.49) (0.41) (0.27) (0.46) (0.21)
Net asset value, end of period .......... $11.58 $11.06 $10.80 $9.71 $9.59 $11.28
Total return
c
....................... 6.75% 7.23% 15.85% 4.23% (11.37)% 9.68%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.56% 0.69% 0.69% 1.78% 2.90% 1.13%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.42% 0.47% 0.41% 0.41% 0.23% 0.20%
Net investment income ............... 3.75% 4.32% 3.92% 3.58% 0.66% 0.40%
Supplemental data
Net assets, end of period (000’s) ........ $677,124 $46,813 $33,945 $20,177 $17,224 $15,322
Portfolio turnover rate ................ 53% 101% 143% 109% 124% 144%
*
Includes the consolidated operations of Franklin Multi-Asset Income Ltd. from July 7, 2025 through August 31, 2025. See Note 1(g).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
Year Ended
August 31,
2023
a
2025* 2024
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $11.04 $10.79 $9.70 $9.64
Income from investment operations
b
:
Net investment income
c
...................................... 0.19 0.40 0.32 0.18
Net realized and unrealized gains (losses) ........................ 0.52 0.27 1.12 (0.02)
Total from investment operations ................................. 0.71 0.67 1.44 0.16
Less distributions from:
Net investment income ....................................... (0.18) (0.42) (0.35) (0.10)
Net asset value, end of period ................................... $11.57 $11.04 $10.79 $9.70
Total return
d
................................................ 6.43% 6.44% 15.10% 1.71%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ................... 1.24% 1.34% 1.36% 0.85%
Expenses net of waiver and payments by affiliates
f
................... 1.05% 1.12% 1.08% 0.60%
Net investment income ........................................ 3.39% 3.67% 3.22% 1.91%
Supplemental data
Net assets, end of period (000’s) ................................. $1,654 $1,544 $1,556 $2,306
Portfolio turnover rate ......................................... 53% 101% 143% 109%
*
Includes the consolidated operations of Franklin Multi-Asset Income Ltd. from July 7, 2025 through August 31, 2025. See Note 1(g).
a
For the period February 10, 2023 (commencement of operations) to August 31, 2023.
b
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Putnam Multi-Asset Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
Year Ended
August 31,
2023
a
2025* 2024
Class R5
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $11.05 $10.80 $9.71 $9.64
Income from investment operations
b
:
Net investment income
c
...................................... 0.22 0.45 0.38 0.21
Net realized and unrealized gains (losses) ........................ 0.51 0.28 1.11 (0.01)
Total from investment operations ................................. 0.73 0.73 1.49 0.20
Less distributions from:
Net investment income ....................................... (0.21) (0.48) (0.40) (0.13)
Net asset value, end of period ................................... $11.57 $11.05 $10.80 $9.71
Total return
d
................................................ 6.69% 6.98% 15.68% 2.09%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ................... 0.73% 0.84% 0.83% 0.56%
Expenses net of waiver and payments by affiliates
f
................... 0.55% 0.62% 0.55% 0.31%
Net investment income ........................................ 3.89% 4.17% 3.72% 2.21%
Supplemental data
Net assets, end of period (000’s) ................................. $12 $12 $12 $10
Portfolio turnover rate ......................................... 53% 101% 143% 109%
*
Includes the consolidated operations of Franklin Multi-Asset Income Ltd. from July 7, 2025 through August 31, 2025. See Note 1(g).
a
For the period February 10, 2023 (commencement of operations) to August 31, 2023.
b
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
Year Ended
August 31,
2023
a
2025* 2024
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $11.05 $10.79 $9.70 $9.64
Income from investment operations
b
:
Net investment income
c
...................................... 0.22 0.46 0.37 0.22
Net realized and unrealized gains (losses) ........................ 0.52 0.29 1.13 (0.02)
Total from investment operations ................................. 0.74 0.75 1.50 0.20
Less distributions from:
Net investment income ....................................... (0.22) (0.49) (0.41) (0.14)
Net asset value, end of period ................................... $11.57 $11.05 $10.79 $9.70
Total return
d
................................................ 6.74% 7.17% 15.81% 2.05%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ................... 0.64% 0.73% 0.73% 0.50%
Expenses net of waiver and payments by affiliates
f
................... 0.46% 0.51% 0.45% 0.25%
Net investment income ........................................ 3.98% 4.28% 3.71% 2.26%
Supplemental data
Net assets, end of period (000’s) ................................. $1,048 $752 $3,894 $4,925
Portfolio turnover rate ......................................... 53% 101% 143% 109%
*
Includes the consolidated operations of Franklin Multi-Asset Income Ltd. from July 7, 2025 through August 31, 2025. See Note 1(g).
a
For the period February 10, 2023 (commencement of operations) to August 31, 2023.
b
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Putnam Multi-Asset Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
Year Ended
August 31,
2023
a
2025* 2024
Class Y
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $11.05 $10.79 $9.70 $9.64
Income from investment operations
b
:
Net investment income
c
...................................... 0.22 0.45 0.37 0.21
Net realized and unrealized gains (losses) ........................ 0.51 0.29 1.12 (0.02)
Total from investment operations ................................. 0.73 0.74 1.49 0.19
Less distributions from:
Net investment income ....................................... (0.21) (0.48) (0.40) (0.13)
Net asset value, end of period ................................... $11.57 $11.05 $10.79 $9.70
Total return
d
................................................ 6.68% 7.05% 15.66% 1.98%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ................... 0.74% 0.85% 0.86% 0.57%
Expenses net of waiver and payments by affiliates
f
................... 0.55% 0.63% 0.58% 0.32%
Net investment income ........................................ 3.89% 4.16% 3.62% 2.19%
Supplemental data
Net assets, end of period (000’s) ................................. $26,653 $25,161 $34,753 $39,854
Portfolio turnover rate ......................................... 53% 101% 143% 109%
*
Includes the consolidated operations of Franklin Multi-Asset Income Ltd. from July 7, 2025 through August 31, 2025. See Note 1(g).
a
For the period February 10, 2023 (commencement of operations) to August 31, 2023.
b
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited), February 28, 2026
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 26.2%
Aerospace & Defense 0.4%
a
AeroVironment, Inc. ................................. United States 20 $ 5,045
a
Astronics Corp. ..................................... United States 552 44,502
a
Firefly Aerospace, Inc. ................................ United States 1,110 21,390
General Dynamics Corp. .............................. United States 462 164,957
General Electric Co. ................................. United States 581 198,853
a
Kratos Defense & Security Solutions, Inc. ................. United States 113 9,738
Lockheed Martin Corp. ............................... United States 5,171 3,402,932
Moog, Inc., A ....................................... United States 43 14,509
Rheinmetall AG ..................................... Germany 106 209,687
Rolls-Royce Holdings plc ............................. United Kingdom 13,471 242,237
RTX Corp. ........................................ United States 970 196,541
Safran SA ......................................... France 280 112,767
a
V2X, Inc. .......................................... United States 294 20,507
4,643,665
Air Freight & Logistics 0.5%
Deutsche Post AG ................................... Germany 2,143 126,191
FedEx Corp. ....................................... United States 588 227,556
Hub Group, Inc., A ................................... United States 591 25,454
United Parcel Service, Inc., B .......................... United States 26,966 3,126,977
3,506,178
Automobile Components 0.2%
a
Adient plc ......................................... United States 905 22,010
BorgWarner, Inc. .................................... United States 3,717 213,988
Dana, Inc. ......................................... United States 1,904 65,193
a
Dauch Corp. ....................................... United States 1,030 6,798
Denso Corp. ....................................... Japan 3,700 53,087
a
Gentherm, Inc. ..................................... United States 268 8,782
Sumitomo Electric Industries Ltd. ....................... Japan 5,800 383,260
Visteon Corp. ...................................... United States 508 48,600
801,718
Automobiles 1.2%
Bayerische Motoren Werke AG ......................... Germany 610 63,930
Ford Motor Co. ..................................... United States 208,269 2,934,510
Mercedes-Benz Group AG ............................ Germany 4,410 305,122
Stellantis NV ....................................... United States 9,200 74,930
Stellantis NV ....................................... United States 21,754 176,509
a
Tesla, Inc. ......................................... United States 9,316 3,749,783
Toyota Motor Corp. .................................. Japan 25,800 625,092
7,929,876
Banks 1.5%
b
ABN AMRO Bank NV, CVA, 144A, Reg S ................. Netherlands 5,239 175,469
Amalgamated Financial Corp. .......................... United States 603 23,209
Ameris Bancorp .................................... United States 123 9,552
ANZ Group Holdings Ltd. ............................. Australia 18,014 512,691
Associated Banc-Corp. ............................... United States 343 9,059
a
Axos Financial, Inc. .................................. United States 620 53,828
Banco Bilbao Vizcaya Argentaria SA ..................... Spain 12,944 299,804
Banco BPM SpA .................................... Italy 17,472 257,365
Banco de Sabadell SA ............................... Spain 88,412 332,874
Bank Leumi Le-Israel BM ............................. Israel 5,783 140,004
Bank of America Corp. ............................... United States 3,726 185,667
Bank of Hawaii Corp. ................................ United States 334 25,307
Bank of NT Butterfield & Son Ltd. (The) ................... United States 566 28,725
Banner Corp. ...................................... United States 141 8,298

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
Beacon Financial Corp. ............................... United States 330 $ 9,814
BNP Paribas SA .................................... France 5,234 587,682
BOC Hong Kong Holdings Ltd. ......................... China 35,000 200,191
CaixaBank SA ...................................... Spain 34,457 424,692
Cathay General Bancorp .............................. United States 988 49,113
Central Pacific Financial Corp. ......................... United States 563 17,932
Citigroup, Inc. ...................................... United States 2,369 261,040
Citizens Financial Group, Inc. .......................... United States 2,958 178,042
Credit Agricole SA ................................... France 12,721 281,045
a
Customers Bancorp, Inc. .............................. United States 669 45,117
Danske Bank A/S ................................... Denmark 3,868 201,811
DBS Group Holdings Ltd. ............................. Singapore 2,300 103,604
Enterprise Financial Services Corp. ...................... United States 474 27,065
Financial Institutions, Inc. ............................. United States 299 9,383
First Bancorp ...................................... United States 2,375 50,184
First Financial Corp. ................................. United States 165 10,454
First Merchants Corp. ................................ United States 109 4,260
Flushing Financial Corp. .............................. United States 1,004 15,492
Hancock Whitney Corp. ............................... United States 674 44,356
Hanmi Financial Corp. ................................ United States 574 14,987
Heritage Commerce Corp. ............................. United States 849 10,553
Hilltop Holdings, Inc. ................................. United States 1,062 39,751
Hope Bancorp, Inc. .................................. United States 1,210 13,625
HSBC Holdings plc .................................. United Kingdom 50,713 947,877
Independent Bank Corp. .............................. United States 366 12,718
Intesa Sanpaolo SpA ................................. Italy 72,670 498,629
JPMorgan Chase & Co. ............................... United States 581 174,474
Mercantile Bank Corp. ................................ United States 193 9,970
Metropolitan Bank Holding Corp. ........................ United States 130 10,940
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 8,100 150,369
National Bank Holdings Corp., A ........................ United States 870 34,791
Nordea Bank Abp ................................... Finland 23,580 456,286
Northrim BanCorp, Inc. ............................... United States 325 7,634
Northwest Bancshares, Inc. ............................ United States 727 9,051
OFG Bancorp ...................................... United States 648 25,972
Origin Bancorp, Inc. ................................. United States 247 10,275
Oversea-Chinese Banking Corp. Ltd. ..................... Singapore 4,400 74,462
Pathward Financial, Inc. .............................. United States 497 45,123
PNC Financial Services Group, Inc. (The) ................. United States 872 185,169
Popular, Inc. ....................................... United States 1,504 203,581
Preferred Bank ..................................... United States 256 22,456
Regions Financial Corp. .............................. United States 6,449 179,476
Shore Bancshares, Inc. ............................... United States 456 8,472
Simmons First National Corp., A ........................ United States 1,122 22,339
SmartFinancial, Inc. ................................. United States 122 4,784
Southern Missouri Bancorp, Inc. ........................ United States 156 9,658
Swedbank AB, A .................................... Sweden 5,717 219,608
a
Third Coast Bancshares, Inc. .......................... United States 219 8,675
Towne Bank ....................................... United States 259 8,873
Truist Financial Corp. ................................ United States 3,418 168,542
Trustmark Corp. .................................... United States 864 36,798
United Community Banks, Inc. ......................... United States 296 9,522
United Overseas Bank Ltd. ............................ Singapore 8,600 250,926
Univest Financial Corp. ............................... United States 360 12,078
US Bancorp ....................................... United States 51,251 2,801,380
Valley National Bancorp .............................. United States 830 10,466
WaFd, Inc. ........................................ United States 278 8,662
Wells Fargo & Co. ................................... United States 23,185 1,888,418

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
Westamerica BanCorp ............................... United States 219 $ 11,092
WSFS Financial Corp. ................................ United States 165 10,479
Zions Bancorp NA ................................... United States 3,395 194,466
13,406,536
Beverages 0.4%
Coca-Cola Co. (The) ................................. United States 2,412 196,723
Diageo plc ........................................ United Kingdom 3,807 85,378
Keurig Dr. Pepper, Inc. ............................... United States 6,634 200,878
PepsiCo, Inc. ...................................... United States 21,326 3,619,875
4,102,854
Biotechnology 0.1%
AbbVie, Inc. ....................................... United States 3,932 912,539
a
ACADIA Pharmaceuticals, Inc. ......................... United States 2,090 51,330
a
ADMA Biologics, Inc. ................................. United States 554 8,626
a
Alkermes plc ....................................... United States 1,775 53,427
Amgen, Inc. ....................................... United States 494 191,751
a
Amicus Therapeutics, Inc. ............................. United States 686 9,858
a
Arrowhead Pharmaceuticals, Inc. ....................... United States 1,105 69,913
a,c
Avidity Biosciences, Inc. .............................. United States 127 9,144
a
BioCryst Pharmaceuticals, Inc. ......................... United States 6,772 59,255
a
Capricor Therapeutics, Inc. ............................ United States 405 11,312
a
CareDx, Inc. ....................................... United States 423 7,935
a
Corvus Pharmaceuticals, Inc. .......................... United States 381 6,957
a
Enanta Pharmaceuticals, Inc. .......................... United States 772 11,040
a
Exelixis, Inc. ....................................... United States 3,958 174,389
a
ImmunityBio, Inc. ................................... United States 6,574 64,294
a
Inhibrx Biosciences, Inc. .............................. United States 574 42,551
a
Ironwood Pharmaceuticals, Inc., A ....................... United States 6,758 23,112
a
Kodiak Sciences, Inc. ................................ United States 376 10,077
a
Kura Oncology, Inc. .................................. United States 4,474 39,058
a
Mineralys Therapeutics, Inc. ........................... United States 1,065 31,162
a
Monte Rosa Therapeutics, Inc. ......................... United States 2,232 39,618
a
Olema Pharmaceuticals, Inc. ........................... United States 566 13,697
a
Praxis Precision Medicines, Inc. ........................ United States 29 9,766
a
Precigen, Inc. ...................................... United States 9,176 34,777
a
Protagonist Therapeutics, Inc. .......................... United States 671 61,786
a
PTC Therapeutics, Inc. ............................... United States 108 7,365
a
Puma Biotechnology, Inc. ............................. United States 1,907 10,870
Regeneron Pharmaceuticals, Inc. ....................... United States 233 182,129
a
Rhythm Pharmaceuticals, Inc. .......................... United States 552 51,187
a
Rigel Pharmaceuticals, Inc. ............................ United States 291 10,109
a
Scholar Rock Holding Corp. ........................... United States 188 8,323
a
Stoke Therapeutics, Inc. .............................. United States 1,429 52,030
a
Tango Therapeutics, Inc. .............................. United States 1,243 13,847
a
Travere Therapeutics, Inc. ............................. United States 1,494 44,506
a
Zymeworks, Inc. .................................... United States 617 14,370
2,342,110
Broadline Retail 0.5%
a
Amazon.com, Inc. ................................... United States 19,533 4,101,930
eBay, Inc. ......................................... United States 2,091 189,988
Prosus NV ........................................ China 501 25,752
Wesfarmers Ltd. .................................... Australia 1,441 81,637
4,399,307

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Building Products 0.1%
Apogee Enterprises, Inc. .............................. United States 256 $ 10,194
Cie de Saint-Gobain SA .............................. France 2,514 254,773
a
Gibraltar Industries, Inc. .............................. United States 179 8,141
a
Janus International Group, Inc. ......................... United States 1,360 9,466
a
Resideo Technologies, Inc. ............................ United States 394 15,248
Trane Technologies plc ............................... United States 504 233,009
UFP Industries, Inc. .................................. United States 606 62,363
593,194
Capital Markets 0.7%
3i Group plc ....................................... United Kingdom 2,791 124,690
Ameriprise Financial, Inc. ............................. United States 395 185,697
b
Amundi SA, 144A, Reg S ............................. France 2,226 212,345
Bank of New York Mellon Corp. (The) .................... United States 1,538 183,176
Charles Schwab Corp. (The) ........................... United States 1,629 155,081
Daiwa Securities Group, Inc. ........................... Japan 12,900 135,570
Goldman Sachs Group, Inc. (The) ....................... United States 676 581,069
Invesco Ltd. ....................................... United States 6,340 166,488
Janus Henderson Group plc ........................... United States 3,766 196,209
Japan Exchange Group, Inc. ........................... Japan 8,900 121,120
Morgan Stanley ..................................... United States 11,149 1,856,420
Nomura Holdings, Inc. ................................ Japan 12,400 115,122
Northern Trust Corp. ................................. United States 1,299 185,874
State Street Corp. ................................... United States 21,855 2,810,990
a
StoneX Group, Inc. .................................. United States 531 67,703
UBS Group AG ..................................... Switzerland 4,989 207,292
Virtus Investment Partners, Inc. ......................... United States 138 19,094
7,323,940
Chemicals 0.3%
Avient Corp. ....................................... United States 381 15,648
Balchem Corp. ..................................... United States 242 43,906
BASF SE ......................................... Germany 4,681 268,128
Cabot Corp. ....................................... United States 147 11,193
CF Industries Holdings, Inc. ........................... United States 2,065 205,550
Corteva, Inc. ....................................... United States 2,330 186,680
Eastman Chemical Co. ............................... United States 3,018 227,889
Evonik Industries AG ................................. Germany 10,352 179,992
a
Ingevity Corp. ...................................... United States 188 13,542
Innospec, Inc. ...................................... United States 256 19,604
a
Intrepid Potash, Inc. ................................. United States 353 13,050
Linde plc .......................................... United States 415 210,853
LyondellBasell Industries NV, A ......................... United States 12,587 724,004
Mativ Holdings, Inc. .................................. United States 789 8,553
Minerals Technologies, Inc. ............................ United States 583 41,171
NewMarket Corp. ................................... United States 265 165,893
a
Perimeter Solutions, Inc. .............................. United States 2,031 47,688
a
Rayonier Advanced Materials, Inc. ....................... United States 1,438 13,618
Sherwin-Williams Co. (The) ............................ United States 504 182,745
2,579,707
Commercial Services & Supplies 0.0%
†
Brink's Co. (The) .................................... United States 514 60,020
a
Cimpress plc ....................................... Ireland 116 8,474
a
CoreCivic, Inc. ..................................... United States 517 9,141
HNI Corp. ......................................... United States 207 9,307

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Commercial Services & Supplies (continued)
a
OPENLANE, Inc. ................................... United States 357 $ 10,178
97,120
Communications Equipment 0.7%
a
Arista Networks, Inc. ................................. United States 8,445 1,127,408
a
BK Technologies Corp. ............................... United States 127 11,060
a
Calix, Inc. ......................................... United States 568 29,405
a
Ciena Corp. ....................................... United States 758 264,315
Cisco Systems, Inc. ................................. United States 42,725 3,394,929
a
Extreme Networks, Inc. ............................... United States 2,976 41,604
a
NETGEAR, Inc. ..................................... United States 1,438 29,652
a
NetScout Systems, Inc. ............................... United States 385 11,246
a
Viavi Solutions, Inc. .................................. United States 641 19,044
a
Vistance Networks, Inc. ............................... United States 517 9,084
4,937,747
Construction & Engineering 0.1%
Argan, Inc. ........................................ United States 174 78,517
a
Dycom Industries, Inc. ................................ United States 33 13,861
Obayashi Corp. ..................................... Japan 4,200 118,570
Primoris Services Corp. ............................... United States 488 73,551
a
Sterling Infrastructure, Inc. ............................ United States 224 95,901
Tutor Perini Corp. ................................... United States 821 61,879
Vinci SA .......................................... France 2,839 471,235
913,514
Construction Materials 0.1%
Holcim AG ........................................ United States 4,294 394,753
Consumer Finance 0.0%
†
Ally Financial, Inc. ................................... United States 4,146 163,518
Bread Financial Holdings, Inc. .......................... United States 763 54,066
a
Enova International, Inc. .............................. United States 352 48,946
a
LendingClub Corp. .................................. United States 2,553 38,065
OneMain Holdings, Inc. ............................... United States 2,669 146,848
PROG Holdings, Inc. ................................. United States 906 31,900
483,343
Consumer Staples Distribution & Retail 0.1%
Andersons, Inc. (The) ................................ United States 174 11,360
Coles Group Ltd. .................................... Australia 6,845 100,385
Costco Wholesale Corp. .............................. United States 177 178,910
Dollar General Corp. ................................. United States 1,180 184,363
Koninklijke Ahold Delhaize NV .......................... Netherlands 4,839 238,831
Target Corp. ....................................... United States 1,872 213,015
Tesco plc ......................................... United Kingdom 13,687 88,603
a
United Natural Foods, Inc. ............................. United States 339 12,953
Walmart, Inc. ...................................... United States 1,361 174,140
1,202,560
Containers & Packaging 0.0%
†
Greif, Inc., A ....................................... United States 141 10,246
a
O-I Glass, Inc. ...................................... United States 730 9,782
20,028
Distributors 0.0%
†
a
GigaCloud Technology, Inc., A .......................... United States 310 13,745

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Distributors (continued)
Gold.com, Inc. ..................................... United States 285 $ 16,379
30,124
Diversified Consumer Services 0.2%
ADT, Inc. .......................................... United States 237,685 1,906,234
a
Coursera, Inc. ...................................... United States 7,461 47,825
a
Frontdoor, Inc. ..................................... United States 167 11,451
a
Laureate Education, Inc. .............................. United States 1,733 56,045
Perdoceo Education Corp. ............................ United States 299 9,972
a
Stride, Inc. ........................................ United States 132 11,138
a
Udemy, Inc. ........................................ United States 1,827 9,190
2,051,855
Diversified REITs 0.0%
†
Alexander & Baldwin, Inc. ............................. United States 835 17,360
American Assets Trust, Inc. ............................ United States 512 9,994
Broadstone Net Lease, Inc. ............................ United States 544 10,548
Covivio SA ........................................ France 3,056 223,998
261,900
Diversified Telecommunication Services 0.6%
a
Altice France SA .................................... France 905 16,967
AT&T, Inc. ......................................... United States 106,204 2,974,774
a
Bandwidth, Inc., A ................................... United States 766 11,352
Comcast Corp., A ................................... United States 20,035 620,284
HKT Trust & HKT Ltd. ................................ Hong Kong 223,000 351,528
IDT Corp., B ....................................... United States 357 18,189
b
Infrastrutture Wireless Italiane SpA, 144A, Reg S ........... Italy 10,347 109,785
a
Lumen Technologies, Inc. ............................. United States 1,205 8,568
Singapore Telecommunications Ltd. ..................... Singapore 39,100 155,562
Telstra Group Ltd. ................................... Australia 57,774 212,972
Verizon Communications, Inc. .......................... United States 4,375 219,363
4,699,344
Electric Utilities 0.5%
Constellation Energy Corp. ............................ United States 588 193,969
Duke Energy Corp. .................................. United States 1,568 205,173
Edison International ................................. United States 44,484 3,324,734
Enel SpA ......................................... Italy 44,450 534,509
Eversource Energy .................................. United States 2,556 194,793
Exelon Corp. ....................................... United States 4,005 198,127
Iberdrola SA ....................................... Spain 2,381 56,199
Kansai Electric Power Co., Inc. (The) .................... Japan 3,200 57,798
NRG Energy, Inc. ................................... United States 1,170 209,383
a
Oklo, Inc., A ....................................... United States 102 6,421
Origin Energy Ltd. ................................... Australia 31,755 274,679
Portland General Electric Co. .......................... United States 437 23,581
TXNM Energy, Inc. .................................. United States 165 9,738
5,289,104
Electrical Equipment 0.8%
ABB Ltd. .......................................... Switzerland 4,697 437,461
Allient, Inc. ........................................ United States 405 26,665
a
Bloom Energy Corp., A ............................... United States 985 153,335
EnerSys .......................................... United States 388 64,466
Fujikura Ltd. ....................................... Japan 3,200 546,408
GE Vernova, Inc. .................................... United States 1,027 897,187

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment (continued)
Mitsubishi Electric Corp. .............................. Japan 1,800 $ 68,513
a
NANO Nuclear Energy, Inc. ............................ United States 563 14,970
a
Nextpower, Inc., A ................................... United States 671 70,522
a
Power Solutions International, Inc. ....................... United States 360 30,060
Rockwell Automation, Inc. ............................. United States 434 176,833
Vertiv Holdings Co., A ................................ United States 14,686 3,743,315
a
Vicor Corp. ........................................ United States 170 34,238
6,263,973
Electronic Equipment, Instruments & Components 0.0%
†
Advanced Energy Industries, Inc. ....................... United States 256 85,906
a
Arlo Technologies, Inc. ............................... United States 1,721 27,002
a
Daktronics, Inc. ..................................... United States 221 5,697
a
Fabrinet .......................................... Thailand 19 10,367
a
Insight Enterprises, Inc. ............................... United States 113 9,442
a
Itron, Inc. ......................................... United States 559 52,518
a
Kimball Electronics, Inc. .............................. United States 299 7,472
a
nLight, Inc. ........................................ United States 559 31,410
a
Ouster, Inc. ........................................ United States 1,640 31,078
a
Sanmina Corp. ..................................... United States 109 16,923
a
ScanSource, Inc. ................................... United States 224 8,239
a
TTM Technologies, Inc. ............................... United States 777 80,994
367,048
Energy Equipment & Services 0.0%
†
Halliburton Co. ..................................... United States 5,790 208,440
Kodiak Gas Services, Inc. ............................. United States 247 13,479
Liberty Energy, Inc., A ................................ United States 554 15,562
a
National Energy Services Reunited Corp. ................. United States 1,163 29,133
a
Oceaneering International, Inc. ......................... United States 1,616 57,368
a
Oil States International, Inc. ........................... United States 1,918 25,107
Patterson-UTI Energy, Inc. ............................ United States 1,498 12,748
SLB Ltd. .......................................... United States 3,461 177,688
TechnipFMC plc .................................... United Kingdom 3,345 221,807
a
Transocean Ltd. .................................... United States 12,826 83,112
Weatherford International plc ........................... United States 1,979 208,705
1,053,149
Entertainment 0.0%
†
Cinemark Holdings, Inc. .............................. United States 597 16,859
a
Eventbrite, Inc., A ................................... United States 3,341 14,767
a
Netflix, Inc. ........................................ United States 2,070 199,217
a
Spotify Technology SA ................................ United States 200 102,988
Walt Disney Co. (The) ................................ United States 1,547 164,044
497,875
Financial Services 0.3%
Banca Mediolanum SpA .............................. Italy 1,233 26,446
Banco Latinoamericano de Comercio Exterior SA, E ......... Panama 343 17,160
Corebridge Financial, Inc. ............................. United States 6,193 160,027
Equitable Holdings, Inc. ............................... United States 3,607 145,074
Essent Group Ltd. ................................... United States 138 8,396
Jackson Financial, Inc., A ............................. United States 634 69,410
M&G plc .......................................... United Kingdom 73,552 314,063
Mastercard, Inc., A .................................. United States 325 168,093
a
NMI Holdings, Inc., A ................................. United States 772 30,347
Pagseguro Digital Ltd., A .............................. Brazil 4,958 52,604
a
Payoneer Global, Inc. ................................ United States 1,546 6,679

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services (continued)
PennyMac Financial Services, Inc. ...................... United States 219 $ 20,133
a
Sony Financial Group, Inc. ............................ Japan 1,000 1,023
a
StoneCo Ltd., A ..................................... Brazil 2,584 43,411
Western Union Co. (The) .............................. United States 187,779 1,808,312
2,871,178
Food Products 0.3%
Archer-Daniels-Midland Co. ........................... United States 2,997 206,913
Calavo Growers, Inc. ................................. United States 362 9,716
Cal-Maine Foods, Inc. ................................ United States 538 46,865
Conagra Brands, Inc. ................................ United States 10,021 192,904
Dole plc .......................................... United States 1,873 30,043
General Mills, Inc. ................................... United States 3,978 179,925
Ingredion, Inc. ...................................... United States 775 91,031
Kraft Heinz Co. (The) ................................ United States 7,885 194,050
Nestle SA ......................................... United States 4,358 476,157
a
Seneca Foods Corp., A ............................... United States 113 15,705
a
Simply Good Foods Co. (The) .......................... United States 259 4,419
Smithfield Foods, Inc. ................................ United States 24,970 621,254
Tyson Foods, Inc., A ................................. United States 2,928 190,291
b
WH Group Ltd., 144A, Reg S .......................... Hong Kong 307,000 386,134
2,645,407
Gas Utilities 0.0%
†
National Fuel Gas Co. ................................ United States 2,057 187,249
Naturgy Energy Group SA ............................. Spain 5,262 163,771
New Jersey Resources Corp. .......................... United States 976 52,938
Northwest Natural Holding Co. ......................... United States 188 9,972
Spire, Inc. ......................................... United States 118 10,810
424,740
Ground Transportation 0.1%
CSX Corp. ........................................ United States 4,568 195,008
a
Lyft, Inc., A ........................................ United States 9,922 137,320
Norfolk Southern Corp. ............................... United States 585 184,123
Union Pacific Corp. .................................. United States 885 234,507
750,958
Health Care Equipment & Supplies 0.2%
Abbott Laboratories .................................. United States 1,629 189,534
a
AtriCure, Inc. ....................................... United States 277 8,659
a
Avanos Medical, Inc. ................................. United States 709 9,997
a
Axogen, Inc. ....................................... United States 958 30,397
a
Glaukos Corp. ...................................... United States 316 38,046
a
Haemonetics Corp. .................................. United States 136 8,612
Hoya Corp. ........................................ Japan 2,300 415,444
a
Intuitive Surgical, Inc. ................................ United States 333 167,669
a
Lantheus Holdings, Inc. ............................... United States 866 64,872
a
LivaNova plc ....................................... United States 585 41,301
Medtronic plc ...................................... United States 9,815 958,533
a
Novocure Ltd. ...................................... United States 3,698 50,552
Sonova Holding AG .................................. Switzerland 307 80,037
2,063,653
Health Care Providers & Services 0.0%
†
a
AMN Healthcare Services, Inc. ......................... United States 544 10,597
a
Castle Biosciences, Inc. .............................. United States 1,218 36,016

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
Cigna Group (The) .................................. United States 325 $ 94,192
a
Cross Country Healthcare, Inc. ......................... United States 563 4,898
CVS Health Corp. ................................... United States 2,180 174,182
a
GeneDx Holdings Corp., A ............................. United States 90 7,174
a
Guardant Health, Inc. ................................ United States 789 74,087
a
HealthEquity, Inc. ................................... United States 102 7,802
a
Hims & Hers Health, Inc. .............................. United States 330 4,792
a
Omada Health, Inc. .................................. United States 608 7,466
Select Medical Holdings Corp. .......................... United States 577 8,638
UnitedHealth Group, Inc. .............................. United States 538 157,779
587,623
Health Care REITs 0.0%
†
American Healthcare REIT, Inc. ......................... United States 193 10,082
CareTrust REIT, Inc. ................................. United States 1,810 73,522
LTC Properties, Inc. ................................. United States 250 9,920
National Health Investors, Inc. .......................... United States 122 10,257
Omega Healthcare Investors, Inc. ....................... United States 3,962 191,246
Sabra Health Care REIT, Inc. .......................... United States 488 10,028
305,055
Health Care Technology 0.0%
†
HealthStream, Inc. .................................. United States 425 9,023
a
Phreesia, Inc. ...................................... United States 2,659 32,785
a
Teladoc Health, Inc. ................................. United States 8,138 42,806
a
Waystar Holding Corp. ............................... United States 313 8,028
92,642
Hotel & Resort REITs 0.0%
†
Apple Hospitality REIT, Inc. ............................ United States 721 8,839
DiamondRock Hospitality Co. .......................... United States 1,079 10,833
Ryman Hospitality Properties, Inc. ....................... United States 441 43,549
Xenia Hotels & Resorts, Inc. ........................... United States 634 9,688
72,909
Hotels, Restaurants & Leisure 0.0%
†
a
Airbnb, Inc., A ...................................... United States 1,508 203,746
Aristocrat Leisure Ltd. ................................ Australia 1,219 41,674
Booking Holdings, Inc. ............................... United States 31 131,420
Brightstar Lottery plc ................................. United States 2,584 35,039
a
Brinker International, Inc. ............................. United States 432 64,022
Carnival Corp. ...................................... United States 6,197 195,515
a
DoorDash, Inc., A ................................... United States 378 66,706
FDJ United ........................................ France 7,194 218,227
Galaxy Entertainment Group Ltd. ....................... Macau 14,000 74,496
Golden Entertainment, Inc. ............................ United States 353 10,202
Las Vegas Sands Corp. ............................... United States 3,223 182,809
a
Life Time Group Holdings, Inc. ......................... United States 316 8,532
Monarch Casino & Resort, Inc. ......................... United States 109 10,475
Red Rock Resorts, Inc., A ............................. United States 158 9,567
1,252,430
Household Durables 0.1%
Garmin Ltd. ........................................ United States 895 226,283
a
Hovnanian Enterprises, Inc., A .......................... United States 94 11,808
KB Home ......................................... United States 170 10,809
a
M/I Homes, Inc. ..................................... United States 313 44,496

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Household Durables (continued)
a
Sonos, Inc. ........................................ United States 3,470 $ 53,438
a
Taylor Morrison Home Corp., A ......................... United States 866 57,061
a
Tri Pointe Homes, Inc. ................................ United States 1,468 67,968
471,863
Household Products 0.1%
Colgate-Palmolive Co. ............................... United States 2,236 221,677
Kimberly-Clark Corp. ................................. United States 1,719 191,565
Procter & Gamble Co. (The) ........................... United States 1,173 196,126
Reckitt Benckiser Group plc ........................... United Kingdom 2,830 249,320
858,688
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The) .................................... United States 12,577 217,331
a,c
Glow Energy PCL ................................... Thailand 35,800 11
Vistra Corp. ........................................ United States 1,100 191,279
408,621
Industrial Conglomerates 0.0%
†
3M Co. ........................................... United States 1,110 183,505
Hitachi Ltd. ........................................ Japan 5,100 166,960
Honeywell International, Inc. ........................... United States 779 189,757
Siemens AG ....................................... Germany 366 105,827
646,049
Industrial REITs 0.0%
†
Prologis, Inc. ....................................... United States 1,448 206,441
Insurance 0.8%
AIA Group Ltd. ..................................... Hong Kong 1,000 11,031
Allianz SE ......................................... Germany 1,256 564,041
Allstate Corp. (The) .................................. United States 872 187,061
American International Group, Inc. ...................... United States 2,405 193,578
AXA SA ........................................... France 6,883 336,593
Axis Capital Holdings Ltd. ............................. United States 1,809 191,247
CNO Financial Group, Inc. ............................ United States 1,163 48,625
Dai-ichi Life Holdings, Inc. ............................. Japan 22,000 225,750
Everest Group Ltd. .................................. United States 564 189,216
Fidelis Insurance Holdings Ltd. ......................... United Kingdom 574 10,941
a
Genworth Financial, Inc., A ............................ United States 6,070 51,231
a
Hamilton Insurance Group Ltd., B ....................... United States 1,770 55,914
a
Heritage Insurance Holdings, Inc. ....................... United States 1,463 40,774
Horace Mann Educators Corp. ......................... United States 264 11,487
Legal & General Group plc ............................ United Kingdom 109,282 399,180
Lincoln National Corp. ................................ United States 4,335 148,691
MetLife, Inc. ....................................... United States 22,275 1,605,359
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Germany 101 65,915
NN Group NV ...................................... Netherlands 2,074 170,104
Phoenix Group Holdings plc ........................... United Kingdom 29,938 309,222
Prudential Financial, Inc. .............................. United States 13,115 1,290,254
a
SiriusPoint Ltd. ..................................... United States 1,140 24,100
Suncorp Group Ltd. .................................. Australia 4,572 47,587
Swiss Re AG ....................................... United States 463 81,506
Tokio Marine Holdings, Inc. ............................ Japan 3,800 157,820
Travelers Cos., Inc. (The) ............................. United States 628 193,826
Universal Insurance Holdings, Inc. ....................... United States 494 17,374

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance (continued)
Unum Group ....................................... United States 2,180 $ 156,371
6,784,798
Interactive Media & Services 2.2%
Alphabet, Inc., A .................................... United States 37,053 11,551,643
b
Autotrader Group plc, 144A, Reg S ...................... United Kingdom 3,840 25,436
a
Cargurus, Inc., A .................................... United States 1,245 38,222
a
EverQuote, Inc., A ................................... United States 1,396 22,057
a
fuboTV, Inc. ....................................... United States 9,751 11,409
a
Grindr, Inc. ........................................ Singapore 835 9,503
LY Corp. .......................................... Japan 41,300 102,083
Meta Platforms, Inc., A ............................... United States 9,926 6,433,835
18,194,188
IT Services 0.0%
†
Accenture plc, A .................................... United States 611 127,528
Capgemini SE ...................................... France 129 16,303
Fujitsu Ltd. ........................................ Japan 2,400 53,503
197,334
Leisure Products 0.0%
†
Hasbro, Inc. ....................................... United States 1,984 197,587
Polaris, Inc. ........................................ United States 817 49,625
247,212
Life Sciences Tools & Services 0.0%
†
a
10X Genomics, Inc., A ................................ United States 2,394 55,182
a
CryoPort, Inc. ...................................... United States 497 4,185
Mesa Laboratories, Inc. ............................... United States 352 33,993
93,360
Machinery 0.7%
Alamo Group, Inc. ................................... United States 55 11,744
Albany International Corp., A ........................... United States 198 11,415
Atmus Filtration Technologies, Inc. ...................... United States 1,077 69,499
a
Blue Bird Corp. ..................................... United States 973 56,697
Caterpillar, Inc. ..................................... United States 342 254,048
Cummins, Inc. ...................................... United States 4,911 2,867,386
ESCO Technologies, Inc. .............................. United States 72 19,965
FANUC Corp. ...................................... Japan 9,600 434,689
Federal Signal Corp. ................................. United States 81 9,431
Franklin Electric Co., Inc. ............................. United States 108 10,759
GEA Group AG ..................................... Germany 860 66,679
Hyster-Yale, Inc. .................................... United States 277 10,202
Kennametal, Inc. .................................... United States 316 12,728
Komatsu Ltd. ...................................... Japan 11,500 552,004
Lincoln Electric Holdings, Inc. .......................... United States 680 195,194
a
Microvast Holdings, Inc. .............................. United States 8,671 19,423
Mueller Water Products, Inc., A ......................... United States 408 12,211
a
Proto Labs, Inc. ..................................... United States 287 17,817
Sandvik AB ........................................ Sweden 1,963 86,512
a
SPX Technologies, Inc. ............................... United States 50 11,347
Tennant Co. ....................................... United States 118 7,202
Terex Corp. ........................................ United States 844 58,059
Toro Co. (The) ..................................... United States 1,897 187,537
Watts Water Technologies, Inc., A ....................... United States 247 81,199

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Worthington Enterprises, Inc. .......................... United States 189 $ 10,586
5,074,333
Marine Transportation 0.2%
AP Moller - Maersk A/S, B ............................. United States 145 360,014
Matson, Inc. ....................................... United States 414 68,778
Nippon Yusen KK ................................... Japan 3,200 109,876
SITC International Holdings Co. Ltd. ..................... China 83,000 354,054
892,722
Media 0.0%
†
a
Ibotta, Inc., A ....................................... United States 419 10,462
New York Times Co. (The), A ........................... United States 2,487 198,438
Publicis Groupe SA .................................. France 694 61,797
a
PubMatic, Inc., A .................................... United States 1,227 9,939
280,636
Metals & Mining 0.3%
a
Alpha Metallurgical Resources, Inc. ...................... United States 55 8,946
BHP Group Ltd., (AUD Traded) ......................... Australia 8,031 325,860
BHP Group Ltd., (GBP Traded) ......................... Australia 950 38,841
a
Coeur Mining, Inc. ................................... United States 1,581 42,924
Commercial Metals Co. ............................... United States 167 12,241
a
Constellium SE, A ................................... United States 2,498 62,175
Fortescue Ltd. ...................................... Australia 24,329 365,451
Freeport-McMoRan, Inc. .............................. United States 5,089 346,459
Hecla Mining Co. ................................... United States 3,416 85,093
Rio Tinto Ltd. ...................................... Australia 399 47,433
Rio Tinto plc ....................................... Australia 6,364 630,479
Southern Copper Corp. ............................... Mexico 1,009 220,265
SunCoke Energy, Inc. ................................ United States 1,254 7,148
2,193,315
Mortgage Real Estate Investment Trusts (REITs) 0.6%
AGNC Investment Corp. .............................. United States 85,413 957,480
Annaly Capital Management, Inc. ....................... United States 55,934 1,299,906
Chimera Investment Corp. ............................. United States 769 10,466
Ladder Capital Corp., A ............................... United States 866 8,980
MFA Financial, Inc. .................................. United States 1,021 10,322
Rithm Capital Corp. .................................. United States 195,699 1,966,775
Starwood Property Trust, Inc. .......................... United States 9,888 176,105
4,430,034
Multi-Utilities 0.1%
Avista Corp. ....................................... United States 950 38,589
Black Hills Corp. .................................... United States 671 49,426
E.ON SE .......................................... Germany 10,245 238,236
Engie SA ......................................... France 15,876 542,373
Northwestern Energy Group, Inc. ....................... United States 144 10,074
Public Service Enterprise Group, Inc. .................... United States 2,335 200,973
1,079,671
Office REITs 0.0%
†
COPT Defense Properties ............................. United States 310 9,852
Empire State Realty Trust, Inc., A ....................... United States 1,471 8,649
18,501

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels 0.9%
Aker BP ASA ....................................... Norway 9,296 $ 282,437
Antero Midstream Corp. .............................. United States 9,935 223,339
BP plc ............................................ United States 4,864 31,526
California Resources Corp. ............................ United States 193 11,356
Cheniere Energy, Inc. ................................ United States 856 201,785
Chevron Corp. ..................................... United States 5,461 1,019,896
ConocoPhillips ..................................... United States 1,805 204,795
DHT Holdings, Inc. .................................. United States 723 14,091
Dorian LPG Ltd. .................................... United States 360 13,316
ENEOS Holdings, Inc. ................................ Japan 3,200 30,530
Eni SpA .......................................... Italy 3,659 85,455
Equinor ASA ....................................... Norway 7,200 215,742
Exxon Mobil Corp. ................................... United States 16,653 2,539,583
a
Gulfport Energy Corp. ................................ United States 47 9,807
HF Sinclair Corp. ................................... United States 4,008 200,440
Kinder Morgan, Inc. .................................. United States 6,150 204,610
Marathon Petroleum Corp. ............................ United States 1,121 222,193
Murphy Oil Corp. .................................... United States 821 27,216
OMV AG .......................................... Austria 2,396 155,213
Peabody Energy Corp. ............................... United States 1,698 53,555
Permian Resources Corp., A ........................... United States 12,512 228,844
Phillips 66 ......................................... United States 646 99,697
Repsol SA ......................................... Spain 10,020 226,759
Scorpio Tankers, Inc. ................................. Monaco 875 69,195
Shell plc .......................................... United States 2,967 124,267
SM Energy Co. ..................................... United States 8,931 206,574
Teekay Corp. Ltd. ................................... United States 2,812 36,415
Teekay Tankers Ltd., A ............................... Canada 766 59,955
TotalEnergies SE ................................... France 3,028 242,548
Valero Energy Corp. ................................. United States 1,070 218,965
Williams Cos., Inc. (The) .............................. United States 2,769 206,900
Woodside Energy Group Ltd. .......................... Australia 22,314 455,585
World Kinect Corp. .................................. United States 380 9,481
7,932,070
Paper & Forest Products 0.0%
†
Sylvamo Corp. ..................................... United States 566 26,206
UPM-Kymmene OYJ ................................. Finland 5,414 172,410
198,616
Passenger Airlines 0.0%
†
Delta Air Lines, Inc. .................................. United States 2,642 173,579
International Consolidated Airlines Group SA ............... United Kingdom 2,977 16,836
a
Joby Aviation, Inc. ................................... United States 3,191 32,101
Singapore Airlines Ltd. ............................... Singapore 10,500 59,548
a
SkyWest, Inc. ...................................... United States 549 57,140
a
Sun Country Airlines Holdings, Inc. ...................... United States 662 13,028
352,232
Personal Care Products 0.0%
†
Kenvue, Inc. ....................................... United States 9,918 189,632
L'Oreal SA ........................................ France 125 58,568
Unilever plc ........................................ United Kingdom 458 33,655
281,855
Pharmaceuticals 2.2%
a
Arvinas, Inc. ....................................... United States 3,640 48,303
Astellas Pharma, Inc. ................................ Japan 22,800 379,427

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
AstraZeneca plc .................................... United Kingdom 694 $ 146,040
a
Atrium Therapeutics, Inc. .............................. United States 13 187
Bristol-Myers Squibb Co. .............................. United States 54,854 3,421,244
Daiichi Sankyo Co. Ltd. ............................... Japan 10,200 200,889
Eli Lilly & Co. ...................................... United States 4,369 4,596,144
GSK plc .......................................... United States 10,926 324,647
Johnson & Johnson ................................. United States 2,005 498,102
a
Maze Therapeutics, Inc. .............................. United States 1,082 49,328
Merck & Co., Inc. ................................... United States 31,478 3,897,606
Novartis AG ....................................... United States 5,515 927,302
Novo Nordisk A/S, B ................................. Denmark 11,723 443,405
Pfizer, Inc. ......................................... United States 63,556 1,757,323
Roche Holding AG .................................. United States 368 175,132
Sanofi SA ......................................... United States 1,222 119,513
a
Supernus Pharmaceuticals, Inc. ........................ United States 892 48,819
Takeda Pharmaceutical Co. Ltd. ........................ Japan 5,300 198,364
17,231,775
Professional Services 0.3%
Automatic Data Processing, Inc. ........................ United States 10,763 2,307,157
a
IBEX Holdings Ltd. .................................. United States 371 10,722
Korn Ferry ........................................ United States 388 24,316
a
Legalzoom.com, Inc. ................................. United States 4,124 28,992
Maximus, Inc. ...................................... United States 108 8,166
Robert Half, Inc. .................................... United States 6,081 148,498
a
Upwork, Inc. ....................................... United States 2,436 32,691
2,560,542
Real Estate Management & Development 0.0%
†
a
Cushman & Wakefield Ltd. ............................ United States 3,323 44,561
Kennedy-Wilson Holdings, Inc. ......................... United States 946 10,292
54,853
Residential REITs 0.0%
†
Equity Residential ................................... United States 2,850 180,149
Invitation Homes, Inc. ................................ United States 6,484 170,789
Sun Communities, Inc. ............................... United States 1,348 183,948
534,886
Retail REITs 0.1%
Alexander's, Inc. .................................... United States 34 7,977
CBL & Associates Properties, Inc. ....................... United States 294 11,107
Kite Realty Group Trust ............................... United States 434 11,306
Link REIT ......................................... Hong Kong 6,700 33,124
NNN REIT, Inc. ..................................... United States 4,275 193,743
Simon Property Group, Inc. ............................ United States 4,124 840,677
SITE Centers Corp. .................................. United States 3,514 21,646
Tanger, Inc. ........................................ United States 282 10,451
Urban Edge Properties ............................... United States 483 10,264
1,140,295
Semiconductors & Semiconductor Equipment 3.2%
a
Ambarella, Inc. ..................................... United States 830 50,082
Applied Materials, Inc. ................................ United States 749 278,853
ASML Holding NV ................................... Netherlands 927 1,348,236
Broadcom, Inc. ..................................... United States 6,679 2,134,274
a
CEVA, Inc. ........................................ United States 224 4,673

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
a
Credo Technology Group Holding Ltd. .................... United States 810 $ 90,939
a
Impinj, Inc. ........................................ United States 291 35,694
Infineon Technologies AG ............................. Germany 690 37,187
Lam Research Corp. ................................. United States 11,382 2,662,136
a
MaxLinear, Inc., A ................................... United States 615 10,719
Micron Technology, Inc. ............................... United States 757 312,164
a
Navitas Semiconductor Corp., A ........................ United States 870 7,830
NVIDIA Corp. ...................................... United States 79,821 14,143,483
QUALCOMM, Inc. ................................... United States 20,296 2,889,339
a
Rambus, Inc. ...................................... United States 727 72,453
Renesas Electronics Corp. ............................ Japan 7,500 141,441
a
Rigetti Computing, Inc. ............................... United States 1,365 23,778
SCREEN Holdings Co. Ltd. ............................ Japan 400 58,311
a
Semtech Corp. ..................................... United States 118 10,646
Skyworks Solutions, Inc. .............................. United States 3,018 179,812
Tokyo Electron Ltd. .................................. Japan 2,300 647,162
25,139,212
Software 0.9%
a
ACI Worldwide, Inc. .................................. United States 434 17,221
a
Adobe, Inc. ........................................ United States 601 157,708
a
Alarm.com Holdings, Inc. ............................. United States 188 8,996
a
Appian Corp., A ..................................... United States 334 8,908
a
Arteris, Inc. ........................................ United States 1,979 33,623
a
Autodesk, Inc. ...................................... United States 663 163,012
a
Blend Labs, Inc., A .................................. United States 10,228 17,183
a
Cerence, Inc. ...................................... United States 1,105 8,741
a
Commvault Systems, Inc. ............................. United States 352 29,948
a
Daily Journal Corp. .................................. United States 13 6,624
a
DocuSign, Inc., A ................................... United States 3,193 143,909
a
Domo, Inc., B ...................................... United States 1,962 7,044
InterDigital, Inc. ..................................... United States 212 77,704
Intuit, Inc. ......................................... United States 299 122,300
a
LiveRamp Holdings, Inc. .............................. United States 1,252 34,017
Microsoft Corp. ..................................... United States 17,429 6,845,065
OneSpan, Inc. ...................................... United States 766 8,457
a
PagerDuty, Inc. ..................................... United States 4,570 32,264
a
Palantir Technologies, Inc., A ........................... United States 997 136,778
a
Q2 Holdings, Inc. ................................... United States 221 10,635
a
Rapid7, Inc. ....................................... United States 2,258 14,045
Salesforce, Inc. ..................................... United States 788 153,495
SAP SE .......................................... Germany 1,436 288,481
a
SEMrush Holdings, Inc., A ............................. United States 821 9,704
a
ServiceNow, Inc. .................................... United States 1,352 146,030
a
Weave Communications, Inc. .......................... United States 1,346 6,784
a
Workiva, Inc., A ..................................... United States 108 6,651
8,495,327
Specialized REITs 0.5%
American Tower Corp. ................................ United States 970 186,104
EPR Properties ..................................... United States 3,646 216,609
Farmland Partners, Inc. ............................... United States 852 11,110
Millrose Properties, Inc., A ............................. United States 46,984 1,473,418
Outfront Media, Inc. ................................. United States 2,318 66,782
Public Storage ..................................... United States 659 202,353
Rayonier, Inc. ...................................... United States 388 8,338

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialized REITs (continued)
VICI Properties, Inc., A ............................... United States 61,208 $ 1,849,094
4,013,808
Specialty Retail 0.6%
a
Abercrombie & Fitch Co., A ............................ United States 641 62,690
American Eagle Outfitters, Inc. ......................... United States 824 20,246
Best Buy Co., Inc. ................................... United States 4,332 268,454
Buckle, Inc. (The) ................................... United States 179 9,585
Fast Retailing Co. Ltd. ................................ Japan 400 175,385
Gap, Inc. (The) ..................................... United States 6,944 194,710
H & M Hennes & Mauritz AB, B ......................... Sweden 3,213 68,500
Home Depot, Inc. (The) ............................... United States 468 178,177
Industria de Diseno Textil SA ........................... Spain 2,258 150,783
Ross Stores, Inc. ................................... United States 1,066 219,212
a
Sally Beauty Holdings, Inc. ............................ United States 891 14,318
TJX Cos., Inc. (The) ................................. United States 18,225 2,946,254
a
Urban Outfitters, Inc. ................................. United States 216 14,299
a
Victoria's Secret & Co. ............................... United States 988 61,948
4,384,561
Technology Hardware, Storage & Peripherals 1.7%
Apple, Inc. ........................................ United States 50,606 13,369,093
Canon, Inc. ........................................ Japan 7,500 226,664
a
IonQ, Inc. ......................................... United States 1,468 56,327
NetApp, Inc. ....................................... United States 1,702 168,549
a
Sandisk Corp. ...................................... United States 1,239 787,211
14,607,844
Textiles, Apparel & Luxury Goods 0.2%
Carter's, Inc. ....................................... United States 1,096 36,771
Cie Financiere Richemont SA .......................... Switzerland 451 91,940
G-III Apparel Group Ltd. .............................. United States 432 13,215
Hermes International SCA ............................. France 91 218,715
LVMH Moet Hennessy Louis Vuitton SE .................. France 846 540,612
NIKE, Inc., B ....................................... United States 2,779 172,798
Tapestry, Inc. ...................................... United States 1,361 211,595
1,285,646
Tobacco 0.2%
British American Tobacco plc ........................... United Kingdom 9,031 563,944
Imperial Brands plc .................................. United Kingdom 3,716 166,436
Philip Morris International, Inc. ......................... United States 1,502 280,619
1,010,999
Trading Companies & Distributors 0.2%
a
DNOW, Inc. ....................................... United States 915 10,779
a
Hudson Technologies, Inc. ............................ United States 1,096 7,793
ITOCHU Corp. ..................................... Japan 12,400 179,537
Marubeni Corp. ..................................... Japan 9,500 363,544
McGrath RentCorp .................................. United States 102 11,317
Mitsubishi Corp. .................................... Japan 9,600 323,957
Mitsui & Co. Ltd. .................................... Japan 15,100 566,095
a
NPK International, Inc. ............................... United States 688 9,928
Sumitomo Corp. .................................... Japan 5,800 246,286
Toyota Tsusho Corp. ................................. Japan 900 40,231
1,759,467

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Transportation Infrastructure 0.1%
b
Aena SME SA, 144A, Reg S ........................... Spain 12,939 $ 407,814
Water Utilities 0.0%
†
American States Water Co. ............................ United States 130 9,689
California Water Service Group ......................... United States 202 9,106
H2O America ...................................... United States 184 9,897
United Utilities Group plc .............................. United Kingdom 3,234 60,619
89,311
Wireless Telecommunication Services 0.0%
†
KDDI Corp. ........................................ Japan 5,800 99,630
SoftBank Corp. ..................................... Japan 61,200 83,710
Tele2 AB, B ........................................ Sweden 8,910 188,038
Vodafone Group plc ................................. United Kingdom 77,051 118,646
490,024
Total Common Stocks (Cost $208,282,190) ...................................
225,308,020
Management Investment Companies 0.2%
Capital Markets 0.2%
State Street SPDR S&P 500 ETF Trust ................... United States 2,097 1,438,521
State Street SPDR S&P MidCap 400 ETF Trust ............. United States 300 195,846
1,634,367
Total Management Investment Companies (Cost $1,634,379) ...................
1,634,367
Convertible Preferred Stocks 0.0%
†
Aerospace & Defense 0.0%
†
Boeing Co. (The), 6% ................................ United States 5,039 367,494
Financial Services 0.0%
†
Apollo Global Management, Inc., 6.75% .................. United States 707 39,635
Software 0.0%
†
Oracle Corp., D, 6.5% ................................ United States 1,462 67,237
Total Convertible Preferred Stocks (Cost $452,417) ............................
474,366
Preferred Stocks 0.0%
†
Automobiles 0.0%
†
d
Volkswagen AG, 6.32% ............................... Germany 670 79,664
Total Preferred Stocks (Cost $84,375) ........................................
79,664
Rights
Rights 0.0%
†
Biotechnology 0.0%
†
a,c
Akero Therapeutics, Inc., CVR, 6/30/31 ................... United States 344 224
a,c
Blueprint Medicines Corp., CVR, 12/31/28 ................. United States 101 46
a,c
Icosavax, Inc., CVR, 2/19/31 ........................... United Kingdom 230 69
a,c
Pfizer, Inc., CVR, 3/31/32 ............................. United States 105 514
a,c
Sage Therapeutics, Inc., CVR, 12/31/30 .................. United States 1,071 193
1,046
Total Rights (Cost $1,049) ..................................................
1,046

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds 0.2%
Consumer Staples Distribution & Retail 0.1%
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 214,000 $ 367,417
Food Products 0.1%
Post Holdings, Inc. , Senior Note , 2.5% , 8/15/27 .............
United States 270,000 305,640
Health Care Technology 0.0%
†
Teladoc Health, Inc. , Senior Note , 1.25% , 6/01/27 ...........
United States 70,000 66,885
Hotels, Restaurants & Leisure 0.0%
†
b,e
DoorDash, Inc. , Senior Note , 144A, 0.84% , 5/15/30 .......... United States 300,000 289,650
Pharmaceuticals 0.0%
†
b
Zoetis, Inc. , Senior Note , 144A, 0.25% , 6/15/29 ............. United States 290,000 305,225
Software 0.0%
†
Guidewire Software, Inc. , Senior Note , 1.25% , 11/01/29 .......
United States 74,000 73,926
e
Unity Software, Inc. , Senior Note , 4.44% , 11/15/26 .......... United States 70,000 67,865
141,791
Technology Hardware, Storage & Peripherals 0.0%
†
Seagate HDD Cayman , Senior Note , 3.5% , 6/01/28 ..........
United States 45,000 222,086
Total Convertible Bonds (Cost $1,675,125) ...................................
1,698,694
Corporate Bonds 26.8%
Aerospace & Defense 1.4%
ATI, Inc. ,
Senior Bond, 5.125%, 10/01/31 ....................... United States 15,000 15,083
Senior Note, 5.875%, 12/01/27 ....................... United States 135,000 135,537
Senior Note, 7.25%, 8/15/30 ......................... United States 75,000 78,613
b
Axon Enterprise, Inc. ,
Senior Note, 144A, 6.125%, 3/15/30 ................... United States 55,000 56,822
Senior Note, 144A, 6.25%, 3/15/33 .................... United States 425,000 440,841
b
BAE Systems plc ,
Senior Bond, 144A, 5.3%, 3/26/34 ..................... United Kingdom 1,400,000 1,474,502
Senior Bond, 144A, 5.5%, 3/26/54 ..................... United Kingdom 200,000 206,165
Senior Note, 144A, 5.125%, 3/26/29 ................... United Kingdom 400,000 414,454
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................... United States 519,000 498,042
Senior Bond, 6.125%, 2/15/33 ........................ United States 163,000 178,229
Senior Bond, 3.6%, 5/01/34 .......................... United States 46,000 42,451
Senior Bond, 3.25%, 2/01/35 ......................... United States 45,000 40,136
Senior Bond, 3.5%, 3/01/39 .......................... United States 80,000 67,134
Senior Bond, 6.875%, 3/15/39 ........................ United States 480,000 550,549
Senior Bond, 5.875%, 2/15/40 ........................ United States 45,000 47,206
Senior Bond, 3.9%, 5/01/49 .......................... United States 671,000 513,989
Senior Bond, 6.858%, 5/01/54 ........................ United States 479,000 549,696
Senior Bond, 3.95%, 8/01/59 ......................... United States 768,000 551,109
Senior Note, 6.259%, 5/01/27 ........................ United States 7,000 7,173
Senior Note, 6.298%, 5/01/29 ........................ United States 8,000 8,527
b
Bombardier, Inc. ,
Senior Bond, 144A, 7.45%, 5/01/34 .................... Canada 565,000 637,927
Senior Note, 144A, 7.5%, 2/01/29 ..................... Canada 5,000 5,202
Senior Note, 144A, 8.75%, 11/15/30 ................... Canada 295,000 316,415
Senior Note, 144A, 7%, 6/01/32 ...................... Canada 5,000 5,273
Senior Note, 144A, 6.75%, 6/15/33 .................... Canada 45,000 47,475
b
Carpenter Technology Corp. , Senior Note , 144A, 5.625% , 3/01/34 United States 465,000 474,732

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Aerospace & Defense (continued)
b
Efesto Bidco SpA Efesto US LLC , XR , Senior Secured Note ,
144A, 7.5% , 2/15/32 ............................... Italy 550,000 $ 563,677
Howmet Aerospace, Inc. ,
f
Senior Bond, 4.75%, 4/15/36 ......................... United States 75,000 75,264
Senior Bond, 5.95%, 2/01/37 ......................... United States 1,508,000 1,649,344
Senior Note, 3%, 1/15/29 ........................... United States 37,000 36,124
Spirit AeroSystems, Inc. , Senior Bond , 4.6% , 6/15/28 ........
United States 115,000 116,046
b
TransDigm, Inc. ,
Senior Secured Note, 144A, 6.875%, 12/15/30 ........... United States 145,000 150,995
Senior Secured Note, 144A, 7.125%, 12/01/31 ........... United States 15,000 15,740
Senior Secured Note, 144A, 6.625%, 3/01/32 ............ United States 300,000 311,173
Senior Secured Note, 144A, 6%, 1/15/33 ................ United States 495,000 504,125
Senior Secured Note, 144A, 6.25%, 1/31/34 ............. United States 20,000 20,702
Senior Sub. Note, 144A, 6.75%, 1/31/34 ................ United States 435,000 451,807
11,258,279
Automobile Components 0.3%
b
Adient Global Holdings Ltd. , Senior Note , 144A, 8.25% , 4/15/31 United States 115,000 120,366
b
American Axle & Manufacturing, Inc. , Senior Secured Note , 144A,
6.375% , 10/15/32 .................................. United States 245,000 249,504
b
Clarios Global LP / Clarios US Finance Co. , Senior Note , 144A,
6.75% , 9/15/32 ................................... United States 420,000 436,212
b
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 80,000 72,337
b
Forvia SE , Senior Note , 144A, 6.75% , 9/15/33 .............. France 735,000 757,539
b,g
IHO Verwaltungs GmbH ,
Senior Secured Note, 144A, PIK, 7.75%, 11/15/30 ......... Germany 400,000 421,593
Senior Secured Note, 144A, PIK, 8%, 11/15/32 ........... Germany 590,000 629,788
2,687,339
Automobiles 0.3%
b
Hyundai Capital America ,
Senior Bond, 144A, 6.375%, 4/08/30 ................... United States 867,000 932,605
Senior Note, 144A, 6.5%, 1/16/29 ..................... United States 140,000 148,733
Senior Note, 144A, 5.35%, 3/19/29 .................... United States 90,000 93,189
Senior Note, 144A, 4.55%, 9/26/29 .................... United States 50,000 50,728
Senior Note, 144A, 5.4%, 1/08/31 ..................... United States 46,000 48,154
Senior Note, 144A, 5.4%, 6/23/32 ..................... United States 35,000 36,761
b
Nissan Motor Co. Ltd. , Senior Bond , 144A, 8.125% , 7/17/35 ... Japan 445,000 486,339
1,796,509
Banks 2.2%
b
Australia & New Zealand Banking Group Ltd. , Sub. Bond , 144A,
2.57% to 11/24/30, FRN thereafter , 11/25/35 .............. Australia 445,000 407,057
Banco Santander SA , Sub. Bond , 6.921% , 8/08/33 ..........
Spain 400,000 445,006
Bank of America Corp. ,
Senior Bond, 2.496% to 2/12/30, FRN thereafter, 2/13/31 ... United States 675,000 634,098
Senior Bond, 5.468% to 1/22/34, FRN thereafter, 1/23/35 ... United States 173,000 181,361
Senior Note, 5.162% to 1/23/30, FRN thereafter, 1/24/31 .... United States 430,000 446,393
Sub. Bond, 5.425% to 8/14/34, FRN thereafter, 8/15/35 ..... United States 917,000 939,797
Sub. Bond, 6.11%, 1/29/37 .......................... United States 100,000 108,024
Sub. Bond, 3.846% to 3/07/32, FRN thereafter, 3/08/37 ..... United States 1,061,000 1,004,562
Bank of Montreal , Sub. Bond , 3.803% to 12/14/27, FRN
thereafter , 12/15/32 ................................ Canada 39,000 38,720
Bank of Nova Scotia (The) , Junior Sub. Bond , 7.35% to 4/26/30,
FRN thereafter , 4/27/85 ............................. Canada 400,000 420,785

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
b
Banque Federative du Credit Mutuel SA , Senior Preferred Note ,
144A, 4.541% , 1/15/31 .............................. France 400,000 $ 402,370
Barclays plc , Senior Note , 5.367% to 2/24/30, FRN thereafter ,
2/25/31 ......................................... United Kingdom 400,000 415,285
b
CaixaBank SA , Senior Non-Preferred Note , 144A, 5.673% to
3/14/29, FRN thereafter , 3/15/30 ...................... Spain 600,000 625,810
Citigroup, Inc. ,
h
Junior Sub. Bond, 6.625% to 2/14/31, FRN thereafter,
Perpetual ....................................... United States 105,000 108,615
h
CC, Junior Sub. Bond, 7.125% to 8/14/29, FRN thereafter,
Perpetual ....................................... United States 417,000 432,175
h
GG, Junior Sub. Bond, 6.875% to 8/14/30, FRN thereafter,
Perpetual ....................................... United States 532,000 545,808
Senior Note, 4.503% to 9/10/30, FRN thereafter, 9/11/31 .... United States 571,000 575,475
Sub. Bond, 6.174% to 5/24/33, FRN thereafter, 5/25/34 ..... United States 332,000 354,525
Sub. Bond, 4.75%, 5/18/46 .......................... United States 503,000 449,462
b
Commonwealth Bank of Australia , Sub. Bond , 144A, 5.837% ,
3/13/34 ......................................... Australia 695,000 740,290
Fifth Third Bancorp ,
Senior Note, 6.339% to 7/26/28, FRN thereafter, 7/27/29 .... United States 138,000 145,133
Senior Note, 4.895% to 9/05/29, FRN thereafter, 9/06/30 .... United States 245,000 250,167
JPMorgan Chase & Co. ,
i
W, Junior Sub. Bond, FRN, 4.914%, (3-month SOFR +
1.262%), 5/15/47 ................................. United States 78,000 71,300
Senior Bond, 5.502% to 1/23/35, FRN thereafter, 1/24/36 ... United States 64,000 67,342
Senior Note, 5.14% to 1/23/30, FRN thereafter, 1/24/31 ..... United States 164,000 170,210
Sub. Bond, 2.956% to 5/12/30, FRN thereafter, 5/13/31 ..... United States 1,180,000 1,123,070
Sub. Bond, 5.717% to 9/13/32, FRN thereafter, 9/14/33 ..... United States 1,228,000 1,301,504
Sub. Bond, 5.576% to 7/22/35, FRN thereafter, 7/23/36 ..... United States 1,117,000 1,162,100
Lloyds Banking Group plc , Sub. Bond , 3.369% to 12/13/41, FRN
thereafter , 12/14/46 ................................ United Kingdom 200,000 151,606
PNC Financial Services Group, Inc. (The) ,
Senior Bond, 5.373% to 7/20/35, FRN thereafter, 7/21/36 ... United States 29,000 30,078
Sub. Bond, 4.626% to 6/05/32, FRN thereafter, 6/06/33 ..... United States 817,000 815,379
Toronto-Dominion Bank (The) , Junior Sub. Bond , 8.125% to
10/30/27, FRN thereafter , 10/31/82 ..................... Canada 200,000 209,411
Truist Financial Corp. , Senior Bond , 5.711% to 1/23/34, FRN
thereafter , 1/24/35 ................................. United States 289,000 306,739
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 179,000 158,558
Wells Fargo Bank NA , Sub. Bond , 6.6% , 1/15/38 ............
United States 500,000 565,984
Westpac Banking Corp. ,
Sub. Bond, 4.421%, 7/24/39 ......................... Australia 66,000 61,802
Sub. Bond, 2.963%, 11/16/40 ........................ Australia 344,000 268,608
16,134,609
Biotechnology 0.6%
f
AbbVie, Inc. ,
Senior Bond, 4.75%, 3/15/36 ......................... United States 25,000 25,141
Senior Note, 4.4%, 3/15/33 .......................... United States 70,000 70,314
Amgen, Inc. ,
Senior Bond, 5.25%, 3/02/33 ......................... United States 290,000 303,738
Senior Bond, 4.663%, 6/15/51 ........................ United States 69,000 60,290
Senior Bond, 5.65%, 3/02/53 ......................... United States 305,000 304,666
Senior Bond, 5.75%, 3/02/63 ......................... United States 227,000 225,173
Senior Note, 5.25%, 3/02/30 ......................... United States 640,000 667,990

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Biotechnology (continued)
Biogen, Inc. , Senior Bond , 2.25% , 5/01/30 .................
United States 965,000 $ 895,393
b
Genmab A/S / Genmab Finance LLC , Senior Secured Note ,
144A, 6.25% , 12/15/32 .............................. Denmark 1,035,000 1,074,840
b
Grifols SA ,
Senior Note, Reg S, 3.875%, 10/15/28 ................. Spain 210,000 EUR 246,956
Senior Note, 144A, 4.75%, 10/15/28 ................... Spain 915,000 904,180
Regeneron Pharmaceuticals, Inc. , Senior Bond , 1.75% , 9/15/30
United States 995,000 897,192
5,675,873
Broadline Retail 0.1%
b
Kohl's Corp. , Senior Secured Note , 144A, 10% , 6/01/30 ...... United States 30,000 32,683
b
Wayfair LLC ,
Senior Secured Note, 144A, 7.25%, 10/31/29 ............ United States 75,000 77,557
Senior Secured Note, 144A, 7.75%, 9/15/30 ............. United States 690,000 726,090
Senior Secured Note, 144A, 6.75%, 11/15/32 ............ United States 90,000 91,797
928,127
Building Products 0.2%
b
Builders FirstSource, Inc. ,
Senior Bond, 144A, 6.375%, 3/01/34 ................... United States 40,000 41,251
Senior Bond, 144A, 6.75%, 5/15/35 .................... United States 35,000 36,568
Carlisle Cos., Inc. , Senior Bond , 5.25% , 9/15/35 ............
United States 175,000 180,666
b
JH North America Holdings, Inc. ,
Senior Secured Note, 144A, 5.875%, 1/31/31 ............ United States 310,000 316,776
Senior Secured Note, 144A, 6.125%, 7/31/32 ............ United States 35,000 35,946
b
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 305,000 307,722
b
Quikrete Holdings, Inc. ,
Senior Note, 144A, 6.75%, 3/01/33 .................... United States 205,000 213,231
Senior Secured Note, 144A, 6.375%, 3/01/32 ............ United States 605,000 629,169
b
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 75,000 79,726
b
Standard Building Solutions, Inc. ,
Senior Note, 144A, 6.5%, 8/15/32 ..................... United States 310,000 319,553
Senior Note, 144A, 6.25%, 8/01/33 .................... United States 315,000 321,097
b
Standard Industries, Inc. , Senior Bond , 144A, 4.375% , 7/15/30 . United States 130,000 125,508
2,607,213
Capital Markets 1.1%
Ares Capital Corp. , Senior Note , 7% , 1/15/27 ..............
United States 77,000 78,799
b
Aretec Group, Inc. , Senior Secured Note , 144A, 10% , 8/15/30 .. United States 23,000 24,499
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 93,000 91,361
Deutsche Bank AG ,
Senior Non-Preferred Note, 2.311% to 11/15/26, FRN thereafter,
11/16/27 ........................................ Germany 254,000 250,945
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 5.065% to 1/20/36, FRN thereafter, 1/21/37 ... United States 430,000 433,192
Senior Note, 4.153% to 10/20/28, FRN thereafter, 10/21/29 .. United States 382,000 382,167
Intercontinental Exchange, Inc. , Senior Note , 4.35% , 6/15/29 ...
United States 350,000 354,555
b
Jane Street Group / JSG Finance, Inc. ,
Senior Secured Note, 144A, 6.125%, 11/01/32 ........... United States 185,000 186,246
Senior Secured Note, 144A, 6.75%, 5/01/33 ............. United States 1,445,000 1,483,942
Jefferies Financial Group, Inc. , Senior Note , 4.5% , 9/15/26 ....
United States 170,000 170,038
b
KKR Group Finance Co. VI LLC , Senior Bond , 144A, 3.75% ,
7/01/29 ......................................... United States 303,000 298,598

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
LPL Holdings, Inc. ,
Senior Note, 6.75%, 11/17/28 ........................ United States 91,000 $ 96,538
Senior Note, 5.2%, 3/15/30 .......................... United States 106,000 108,298
b
Senior Note, 144A, 4%, 3/15/29 ...................... United States 680,000 670,970
Morgan Stanley ,
Senior Bond, 5.073% to 1/29/36, FRN thereafter, 1/30/37 ... United States 70,000 70,624
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .... United States 247,000 252,186
Senior Note, 5.23% to 1/14/30, FRN thereafter, 1/15/31 ..... United States 1,061,000 1,098,945
Senior Note, 4.493% to 1/15/31, FRN thereafter, 1/16/32 .... United States 70,000 70,421
Sub. Bond, 5.948% to 1/18/33, FRN thereafter, 1/19/38 ..... United States 654,000 689,666
Sub. Bond, 5.942% to 2/06/34, FRN thereafter, 2/07/39 ..... United States 712,000 750,669
b
MSCI, Inc. , Senior Bond , 144A, 3.625% , 9/01/30 ............ United States 585,000 560,154
S&P Global, Inc. , Senior Bond , 2.5% , 12/01/29 .............
United States 555,000 527,827
b
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 465,000 482,905
b
UBS Group AG , Senior Note , 144A, 5.428% to 2/07/29, FRN
thereafter , 2/08/30 ................................. Switzerland 200,000 207,337
9,340,882
Chemicals 0.3%
b
Avient Corp. , Senior Note , 144A, 6.25% , 11/01/31 ........... United States 30,000 30,998
b
Braskem Netherlands Finance BV , Senior Bond , 144A, 8% ,
10/15/34 ........................................ Brazil 210,000 85,632
Celanese US Holdings LLC , Senior Note , 1.4% , 8/05/26 ......
United States 110,000 108,570
CF Industries, Inc. , Senior Bond , 4.95% , 6/01/43 ............
United States 120,000 110,296
b
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 775,000 762,436
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 370,000 243,671
b
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 575,000 613,028
b
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ................... United States 60,000 59,899
Senior Secured Note, 144A, 4.875%, 5/01/28 ............ United States 80,000 79,753
b
Solstice Advanced Materials, Inc. , Senior Note , 144A, 5.625% ,
9/30/33 ......................................... United States 625,000 632,141
2,726,424
Commercial Services & Supplies 0.6%
b
Aramark Services, Inc. , Senior Bond , 144A, 5% , 2/01/28 ...... United States 95,000 95,085
b
Clean Harbors, Inc. , Senior Note , 144A, 6.375% , 2/01/31 ..... United States 310,000 318,534
b
GFL Environmental, Inc. , Senior Note , 144A, 6.75% , 1/15/31 ... United States 155,000 162,766
b
Madison IAQ LLC , Senior Secured Note , 144A, 4.125% , 6/30/28 United States 45,000 44,446
b
Neptune Bidco US, Inc. ,
Senior Secured Note, 144A, 9.29%, 4/15/29 ............. United States 20,000 20,057
Senior Secured Note, 144A, 9.5%, 2/15/33 .............. United States 725,000 710,529
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........
United States 645,000 668,995
b
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 600,000 618,839
b
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 30,000 32,137
Waste Connections, Inc. , Senior Bond , 5% , 3/01/34 ..........
United States 865,000 894,584
b
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 615,000 641,596
b
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 445,000 464,536
4,672,104

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Communications Equipment 0.3%
Motorola Solutions, Inc. ,
Senior Bond, 2.3%, 11/15/30 ......................... United States 407,000 $ 374,606
Senior Note, 4.85%, 8/15/30 ......................... United States 37,000 38,018
Senior Note, 5.2%, 8/15/32 .......................... United States 106,000 110,701
b
Viasat, Inc. , Senior Note , 144A, 7.5% , 5/30/31 .............. United States 1,250,000 1,234,735
1,758,060
Construction & Engineering 0.0%
†
b
Arcosa, Inc. , Senior Note , 144A, 6.875% , 8/15/32 ........... United States 35,000 36,744
MasTec, Inc. , Senior Note , 5.9% , 6/15/29 .................
United States 226,000 237,252
273,996
Consumer Finance 0.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond, 3.3%, 1/30/32 .......................... Ireland 655,000 612,272
Senior Note, 5.1%, 1/19/29 .......................... Ireland 150,000 154,048
Senior Note, 4.125%, 2/28/29 ........................ Ireland 450,000 450,313
b
Aircastle Ltd. / Aircastle Ireland DAC , Senior Note , 144A, 5.25% ,
3/15/30 ......................................... United States 150,000 154,890
Ally Financial, Inc. , Senior Bond , 8% , 11/01/31 .............
United States 226,000 256,573
American Express Co. , Senior Note , 5.098% to 2/15/27, FRN
thereafter , 2/16/28 ................................. United States 295,000 298,076
b
Avolon Holdings Funding Ltd. ,
Senior Note, 144A, 5.75%, 11/15/29 ................... Ireland 147,000 153,709
Senior Note, 144A, 4.9%, 10/10/30 .................... Ireland 1,035,000 1,050,174
Capital One Financial Corp. ,
Senior Note, 4.493% to 9/10/30, FRN thereafter, 9/11/31 .... United States 105,000 105,041
Senior Note, 7.624% to 10/29/30, FRN thereafter, 10/30/31 .. United States 371,000 418,269
Sub. Bond, 2.359% to 7/28/31, FRN thereafter, 7/29/32 ..... United States 385,000 339,459
b
Encore Capital Group, Inc. , Senior Secured Note , 144A, 8.5% ,
5/15/30 ......................................... United States 815,000 872,351
b
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 880,000 909,261
Ford Motor Credit Co. LLC , Senior Note , 5.8% , 3/05/27 .......
United States 205,000 207,820
General Motors Financial Co., Inc. ,
Senior Bond, 5.45%, 9/06/34 ......................... United States 205,000 210,501
Senior Note, 4.2%, 10/27/28 ......................... United States 40,000 40,163
Senior Note, 5.8%, 1/07/29 .......................... United States 105,000 109,679
Senior Note, 4.9%, 10/06/29 ......................... United States 221,000 226,035
b
Macquarie Airfinance Holdings Ltd. ,
Senior Note, 144A, 5.15%, 3/17/30 .................... United Kingdom 657,000 671,687
Senior Note, 144A, 6.5%, 3/26/31 ..................... United Kingdom 86,000 92,845
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ....................... United States 110,000 108,826
Senior Note, 7.5%, 5/15/31 .......................... United States 70,000 72,325
Senior Note, 7.125%, 11/15/31 ....................... United States 915,000 936,103
Senior Note, 6.5%, 3/15/33 .......................... United States 50,000 49,593
8,500,013
Consumer Staples Distribution & Retail 0.2%
b
7-Eleven, Inc. ,
Senior Bond, 144A, 1.8%, 2/10/31 ..................... United States 30,000 26,684
Senior Note, 144A, 1.3%, 2/10/28 ..................... United States 734,000 697,880
b
Alimentation Couche-Tard, Inc. , Senior Bond , 144A, 3.55% ,
7/26/27 ......................................... Canada 146,000 145,355

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Staples Distribution & Retail (continued)
b
US Foods, Inc. ,
Senior Note, 144A, 7.25%, 1/15/32 .................... United States 325,000 $ 340,779
Senior Note, 144A, 5.75%, 4/15/33 .................... United States 230,000 234,832
1,445,530
Containers & Packaging 0.3%
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 230,000 233,499
Berry Global, Inc. , Senior Secured Note , 1.65% , 1/15/27 ......
United States 143,000 140,343
b
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 500,000 504,168
b
Mauser Packaging Solutions Holding Co. ,
Secured Note, 144A, 9.25%, 4/15/30 ................... United States 315,000 310,674
Senior Secured Note, 144A, 7.875%, 4/15/30 ............ United States 90,000 92,185
b
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US
LLC , Senior Secured Note , 144A, 9.5% , 5/15/30 ........... Canada 705,000 669,624
WestRock MWV LLC , Senior Bond , 8.2% , 1/15/30 ...........
United States 310,000 355,232
2,305,725
Distributors 0.1%
b
American Builders & Contractors Supply Co., Inc. ,
Senior Note, 144A, 3.875%, 11/15/29 .................. United States 330,000 319,763
Senior Secured Note, 144A, 4%, 1/15/28 ................ United States 55,000 54,245
374,008
Diversified Consumer Services 0.0%
†
Service Corp. International , Senior Note , 4% , 5/15/31 ........
United States 220,000 210,445
Diversified REITs 0.1%
f
Equinix Asia Financing Corp. Pte. Ltd. , Senior Note , 4.4% ,
3/15/31 ......................................... United States 320,000 319,835
GLP Capital LP / GLP Financing II, Inc. , Senior Bond , 6.75% ,
12/01/33 ........................................ United States 121,000 132,128
VICI Properties LP ,
Senior Bond, 5.75%, 4/01/34 ......................... United States 90,000 93,556
Senior Note, 4.75%, 2/15/28 ......................... United States 115,000 116,182
Senior Note, 5.125%, 11/15/31 ....................... United States 13,000 13,242
b
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note, 144A, 3.75%, 2/15/27 .................... United States 41,000 40,810
Senior Note, 144A, 4.5%, 1/15/28 ..................... United States 133,000 133,568
Senior Note, 144A, 3.875%, 2/15/29 ................... United States 758,000 747,541
1,596,862
Diversified Telecommunication Services 0.8%
b
Altice France SA , Senior Secured Note , 144A, 6.875% , 7/15/32 . France 152,439 146,519
b
APLD ComputeCo LLC , Senior Secured Note , 144A, 9.25% ,
12/15/30 ........................................ United States 195,000 204,825
AT&T, Inc. ,
Senior Bond, 2.25%, 2/01/32 ......................... United States 108,000 96,483
Senior Bond, 2.55%, 12/01/33 ........................ United States 161,000 139,685
Senior Bond, 5.125%, 4/30/36 ........................ United States 775,000 786,723
Senior Bond, 4.75%, 5/15/46 ......................... United States 12,000 10,567
Senior Bond, 3.55%, 9/15/55 ......................... United States 69,000 46,767
b
Black Pearl Compute LLC , Senior Secured Note , 144A, 6.125% ,
2/15/31 ......................................... United States 90,000 92,223
b
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.375%, 6/01/29 ................... United States 215,000 214,634

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
b
CCO Holdings LLC / CCO Holdings Capital Corp., (continued)
Senior Bond, 144A, 4.75%, 3/01/30 .................... United States 95,000 $ 91,907
Senior Bond, 144A, 4.75%, 2/01/32 .................... United States 2,695,000 2,508,119
Senior Note, 144A, 7%, 2/01/33 ...................... United States 60,000 61,392
b
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 1,360,000 1,419,288
Comcast Corp. , Senior Bond , 3.45% , 2/01/50 ..............
United States 63,000 43,388
b
Frontier Communications Holdings LLC , Senior Secured Note ,
144A, 8.75% , 5/15/30 ............................... United States 60,000 61,906
b
IHS Holding Ltd. , Senior Note , Reg S, 8.25% , 11/29/31 ....... Nigeria 200,000 213,213
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 119,000 127,680
b
SV RNO Property Owner 1 LLC , Senior Secured Note , 144A,
5.875% , 3/01/31 ................................... United States 205,000 206,063
Verizon Communications, Inc. ,
Senior Bond, 5.875%, 11/30/55 ....................... United States 200,000 201,479
Senior Note, 4.75%, 1/15/33 ......................... United States 255,000 258,684
b
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 .................................... United Kingdom 260,000 237,218
b
WULF Compute LLC , Senior Secured Note , 144A, 7.75% ,
10/15/30 ........................................ United States 555,000 588,175
7,756,938
Electric Utilities 1.7%
American Electric Power Co., Inc. ,
C, Junior Sub. Bond, 5.8% to 3/14/31, FRN thereafter, 3/15/56 United States 307,000 308,559
D, Junior Sub. Bond, 6.05% to 3/14/36, FRN thereafter,
3/15/56 ......................................... United States 250,000 250,979
J, Senior Bond, 4.3%, 12/01/28 ....................... United States 195,000 196,956
b
American Transmission Systems, Inc. , Senior Bond , 144A,
2.65% , 1/15/32 ................................... United States 511,000 467,746
b
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure /
Buffalo Energy , Senior Secured Bond , 144A, 7.875% , 2/15/39 Mexico 198,268 217,122
b
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc ,
Senior Note , 144A, 6.375% , 2/15/32 .................... United Kingdom 775,000 773,223
DTE Electric Co. ,
Senior Bond, 5.25%, 5/15/35 ......................... United States 555,000 576,608
A, Senior Bond, 4.85%, 3/01/36 ....................... United States 70,000 70,500
Duke Energy Carolinas LLC , Senior Bond , 4.25% , 12/15/41 ...
United States 51,000 45,657
Duke Energy Corp. ,
Senior Bond, 5.75%, 9/15/33 ......................... United States 158,000 169,020
Senior Bond, 5.8%, 6/15/54 .......................... United States 21,000 20,839
Senior Note, 4.85%, 1/05/29 ......................... United States 246,000 252,154
Duke Energy Ohio, Inc. , Senior Bond , 3.65% , 2/01/29 ........
United States 20,000 19,930
b
Enel Finance International NV , Senior Note , 144A, 4.375% ,
9/30/30 ......................................... Italy 510,000 512,758
b
Evergy Missouri West, Inc. , Senior Note , 144A, 5.15% , 12/15/27 United States 243,000 247,659
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 92,000 94,441
Exelon Corp. ,
Senior Bond, 5.625%, 6/15/35 ........................ United States 292,000 308,345
Senior Note, 5.15%, 3/15/29 ......................... United States 246,000 254,338
FirstEnergy Transmission LLC , Senior Note , 4.55% , 1/15/30 ...
United States 50,000 50,763
Georgia Power Co. ,
Senior Bond, 4.95%, 5/17/33 ......................... United States 114,000 117,778
Senior Bond, 5.25%, 3/15/34 ......................... United States 36,000 37,613

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
NextEra Energy Capital Holdings, Inc. ,
Senior Bond, 5.9%, 3/15/55 .......................... United States 432,000 $ 439,560
Senior Note, 5.3%, 3/15/32 .......................... United States 457,000 479,587
Northern States Power Co. , Senior Bond , 5.05% , 5/15/35 .....
United States 434,000 446,024
b
NRG Energy, Inc. ,
h
Junior Sub. Bond, 144A, 10.25% to 3/14/28, FRN thereafter,
Perpetual ....................................... United States 70,000 77,106
Senior Bond, 144A, 6.25%, 11/01/34 ................... United States 245,000 253,500
Senior Bond, 144A, 6%, 1/15/36 ...................... United States 495,000 504,050
Senior Note, 144A, 3.375%, 2/15/29 ................... United States 335,000 323,060
Senior Secured Bond, 144A, 7%, 3/15/33 ............... United States 280,000 311,777
Senior Secured Note, 144A, 2.45%, 12/02/27 ............ United States 683,000 662,090
Oncor Electric Delivery Co. LLC ,
Senior Secured Bond, 4.95%, 9/15/52 .................. United States 159,000 145,258
Senior Secured Note, 3.7%, 11/15/28 .................. United States 70,000 69,715
Pacific Gas and Electric Co. ,
Senior Bond, 5.9%, 6/15/32 .......................... United States 311,000 330,014
Senior Bond, 6.95%, 3/15/34 ......................... United States 22,000 24,797
Senior Bond, 4.95%, 7/01/50 ......................... United States 64,000 55,445
Senior Bond, 6.75%, 1/15/53 ......................... United States 355,000 383,845
Senior Note, 2.1%, 8/01/27 .......................... United States 36,000 35,101
Senior Note, 3.3%, 12/01/27 ......................... United States 170,000 168,049
Senior Note, 6.1%, 1/15/29 .......................... United States 255,000 267,866
Senior Note, 5.55%, 5/15/29 ......................... United States 31,000 32,235
PG&E Corp. ,
Junior Sub. Bond, 7.375% to 3/14/30, FRN thereafter, 3/15/55 United States 45,000 46,582
Senior Secured Bond, 5.25%, 7/01/30 .................. United States 145,000 145,205
Southern Co. (The) ,
Senior Bond, 5.7%, 3/15/34 .......................... United States 107,000 113,845
Senior Note, 5.5%, 3/15/29 .......................... United States 31,000 32,319
Virginia Electric and Power Co. ,
Senior Bond, 5.05%, 8/15/34 ......................... United States 348,000 355,051
f
Senior Bond, 4.95%, 3/15/36 ......................... United States 135,000 134,832
C, Senior Bond, 4.9%, 9/15/35 ....................... United States 395,000 396,334
b
Vistra Operations Co. LLC ,
Senior Note, 144A, 4.375%, 5/01/29 ................... United States 515,000 509,754
Senior Note, 144A, 7.75%, 10/15/31 ................... United States 135,000 142,726
Senior Note, 144A, 6.875%, 4/15/32 ................... United States 180,000 189,448
Senior Secured Bond, 144A, 4.3%, 7/15/29 .............. United States 320,000 320,335
Senior Secured Bond, 144A, 6.95%, 10/15/33 ............ United States 137,000 153,672
Senior Secured Bond, 144A, 6%, 4/15/34 ............... United States 75,000 79,554
Senior Secured Bond, 144A, 5.7%, 12/30/34 ............. United States 519,000 538,192
Senior Secured Bond, 144A, 5.25%, 10/15/35 ............ United States 430,000 431,183
Senior Secured Note, 144A, 3.7%, 1/30/27 .............. United States 151,000 150,491
Senior Secured Note, 144A, 4.6%, 10/15/30 ............. United States 405,000 407,771
Wisconsin Electric Power Co. , Senior Bond , 4.6% , 10/01/34 ...
United States 242,000 244,414
Xcel Energy, Inc. , Senior Bond , 5.6% , 4/15/35 ..............
United States 285,000 298,013
14,691,788
Electrical Equipment 0.0%
†
b
Energizer Gamma Acquisition BV , Senior Note , Reg S, 3.5% ,
6/30/29 ......................................... United States 100,000 EUR 115,516
b
Sensata Technologies BV , Senior Note , 144A, 5.875% , 9/01/30 . United States 235,000 238,150
b
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 301,000 299,983

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electrical Equipment (continued)
f
Vertiv Holdings Co. ,
Senior Bond, 4.85%, 3/15/36 ......................... United States 100,000 $ 99,654
Senior Bond, 5.8%, 3/15/56 .......................... United States 30,000 30,073
783,376
Electronic Equipment, Instruments & Components 0.2%
Amphenol Corp. , Senior Note , 4.4% , 2/15/33 ...............
United States 415,000 416,142
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ..
United States 385,000 372,146
b
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 560,000 543,941
1,332,229
Energy Equipment & Services 0.6%
b
Archrock Services LP / Archrock Partners Finance Corp. , Senior
Note , 144A, 6% , 2/01/34 ............................ United States 570,000 577,404
b
Borr IHC Ltd. / Borr Finance LLC , Senior Secured Note , 144A,
10.375% , 11/15/30 ................................. Mexico 419,854 439,011
b
Kodiak Gas Services LLC ,
Senior Bond, 144A, 6.75%, 10/01/35 ................... United States 120,000 125,448
Senior Note, 144A, 7.25%, 2/15/29 .................... United States 245,000 254,204
Senior Note, 144A, 6.5%, 10/01/33 .................... United States 305,000 314,679
b
Nabors Industries, Inc. , Senior Note , 144A, 8.875% , 8/15/31 ... United States 35,000 36,278
b
Transocean Aquila Ltd. , Senior Secured Note , 144A, 8% , 9/30/28 United States 14,462 14,892
Transocean International Ltd. ,
Senior Bond, 6.8%, 3/15/38 .......................... United States 320,000 310,270
b
Senior Note, 144A, 8.5%, 5/15/31 ..................... United States 295,000 312,145
b
Senior Secured Note, 144A, 8.75%, 2/15/30 ............. United States 493,500 516,626
b
Senior Secured Note, 144A, 7.875%, 10/15/32 ........... United States 410,000 440,432
b
Weatherford International Ltd. ,
Senior Note, 144A, 8.625%, 4/30/30 ................... United States 38,000 39,178
Senior Note, 144A, 6.75%, 10/15/33 ................... United States 480,000 502,087
3,882,654
Entertainment 0.2%
b
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 865,000 896,067
Discovery Global Holdings, Inc. , Senior Bond , 5.05% , 3/15/42 ..
United States 60,000 42,300
b
Live Nation Entertainment, Inc. , Senior Secured Note , 144A,
6.5% , 5/15/27 .................................... United States 70,000 70,378
Netflix, Inc. ,
Senior Bond, 5.875%, 11/15/28 ....................... United States 45,000 47,351
b
Senior Bond, 144A, 5.375%, 11/15/29 .................. United States 365,000 380,927
b
Pinewood Finco plc , Senior Secured Note , 144A, 6% , 3/27/30 .. United Kingdom 100,000 GBP 136,347
1,573,370
Financial Services 0.7%
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 180,000 178,038
b
CrossCountry Intermediate HoldCo LLC ,
Senior Note, 144A, 6.5%, 10/01/30 .................... United States 85,000 84,769
Senior Note, 144A, 6.75%, 12/01/32 ................... United States 1,030,000 1,020,199
b
Freedom Mortgage Corp. , Senior Note , 144A, 12.25% , 10/01/30 United States 765,000 832,564
b
Freedom Mortgage Holdings LLC , Senior Note , 144A, 8.375% ,
4/01/32 ......................................... United States 120,000 121,001
b
GGAM Finance Ltd. , Senior Note , 144A, 8% , 2/15/27 ........ Ireland 30,000 30,360
b
Jefferson Capital Holdings LLC ,
Senior Note, 144A, 9.5%, 2/15/29 ..................... United States 95,000 100,363

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Financial Services (continued)
b
Jefferson Capital Holdings LLC, (continued)
Senior Note, 144A, 8.25%, 5/15/30 .................... United States 810,000 $ 849,255
b
Osaic Holdings, Inc. ,
Senior Note, 144A, 8%, 8/01/33 ...................... United States 930,000 927,471
Senior Secured Note, 144A, 6.75%, 8/01/32 ............. United States 95,000 95,937
b
Petronas Capital Ltd. , Senior Bond , Reg S, 2.48% , 1/28/32 .... Malaysia 680,000 621,891
b
PHH Escrow Issuer LLC / PHH Corp. , Senior Note , 144A,
9.875% , 11/01/29 .................................. United States 835,000 839,087
b
PRA Group, Inc. , Senior Note , 144A, 8.875% , 1/31/30 ........ United States 145,000 147,719
b
Rocket Cos., Inc. ,
Senior Note, 144A, 7.125%, 2/01/32 ................... United States 75,000 78,478
Senior Note, 144A, 6.375%, 8/01/33 ................... United States 765,000 791,599
b
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. , Senior
Note , 144A, 5.5% , 5/15/33 ........................... United States 255,000 EUR 298,990
7,017,721
Food Products 0.7%
b,g
Chobani Holdco II LLC , Senior Note , 144A, PIK, 8.75% , 10/01/29 United States 32,742 33,783
b
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 80,000 83,317
b
Froneri Lux FinCo SARL , Senior Secured Note , 144A, 6% ,
8/01/32 ......................................... United Kingdom 715,000 719,482
b
Industrial F&B Investments III, Inc. , Senior Secured Note , 144A,
7.75% , 2/11/33 .................................... United States 95,000 97,577
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings ,
Senior Note, 3%, 2/02/29 ........................... United States 187,000 181,770
Senior Note, 6.75%, 3/15/34 ......................... United States 462,000 515,356
Senior Note, 5.95%, 4/20/35 ......................... United States 34,000 36,083
Kellanova ,
Senior Bond, 4.5%, 4/01/46 .......................... United States 16,000 14,393
B, Senior Bond, 7.45%, 4/01/31 ....................... United States 21,000 24,204
Kraft Heinz Foods Co. ,
Senior Bond, 6.875%, 1/26/39 ........................ United States 40,000 45,136
Senior Bond, 4.625%, 10/01/39 ....................... United States 40,000 36,666
Senior Bond, 5%, 6/04/42 ........................... United States 565,000 518,596
b
Mars, Inc. ,
Senior Bond, 144A, 5.65%, 5/01/45 .................... United States 665,000 680,943
Senior Bond, 144A, 5.7%, 5/01/55 ..................... United States 740,000 750,931
Senior Bond, 144A, 5.8%, 5/01/65 ..................... United States 29,000 29,728
Senior Note, 144A, 5%, 3/01/32 ...................... United States 15,000 15,542
Senior Note, 144A, 5.2%, 3/01/35 ..................... United States 703,000 728,185
Pilgrim's Pride Corp. , Senior Note , 3.5% , 3/01/32 ...........
United States 432,000 405,638
4,917,330
Gas Utilities 0.0%
†
CenterPoint Energy Resources Corp. , Senior Bond , 5.4% ,
7/01/34 ......................................... United States 99,000 103,477
Ground Transportation 0.1%
b
Ashtead Capital, Inc. ,
Senior Bond, 144A, 4.375%, 8/15/27 ................... United Kingdom 200,000 199,783
Senior Note, 144A, 4%, 5/01/28 ...................... United Kingdom 200,000 198,921
b
Beacon Mobility Corp. , Senior Secured Note , 144A, 7.25% ,
8/01/30 ......................................... United States 50,000 52,407
Burlington Northern Santa Fe LLC , Senior Bond , 5.55% , 3/15/56
United States 200,000 200,889

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Ground Transportation (continued)
b
Penske Truck Leasing Co. LP / PTL Finance Corp. , Senior Note ,
144A, 4.4% , 7/01/27 ............................... United States 45,000 $ 45,214
b
SMBC Aviation Capital Finance DAC , Senior Note , 144A, 5.3% ,
4/03/29 ......................................... Ireland 490,000 506,001
b
Transnet SOC Ltd. , Senior Note , Reg S, 8.25% , 2/06/28 ...... South Africa 200,000 210,961
b
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 115,000 121,079
1,535,255
Health Care Equipment & Supplies 0.3%
b
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 40,000 41,500
b,i
Bausch + Lomb Netherlands BV and Bausch & Lomb, Inc. , Senior
Secured Note , 144A, FRN , 5.891% , ( 3-month EURIBOR +
3.875% ), 1/15/31 .................................. United States 100,000 EUR 120,042
GE HealthCare Technologies, Inc. ,
Senior Note, 5.65%, 11/15/27 ........................ United States 110,000 113,059
Senior Note, 4.8%, 8/14/29 .......................... United States 220,000 225,659
b
Insulet Corp. , Senior Note , 144A, 6.5% , 4/01/33 ............ United States 65,000 67,643
b
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 ................... United States 575,000 575,328
Senior Secured Note, 144A, 3.875%, 4/01/29 ............ United States 1,740,000 1,712,432
2,855,663
Health Care Providers & Services 0.8%
b
CHS/Community Health Systems, Inc. ,
Senior Secured Note, 144A, 5.25%, 5/15/30 ............. United States 540,000 519,249
Senior Secured Note, 144A, 10.875%, 1/15/32 ........... United States 331,000 359,127
Senior Secured Note, 144A, 9.75%, 1/15/34 ............. United States 350,000 369,274
b
Concentra Health Services, Inc. , Senior Note , 144A, 6.875% ,
7/15/32 ......................................... United States 345,000 360,661
CVS Health Corp. ,
Junior Sub. Bond, 7% to 3/09/30, FRN thereafter, 3/10/55 ... United States 675,000 710,376
Senior Bond, 1.875%, 2/28/31 ........................ United States 625,000 557,383
Senior Bond, 4.78%, 3/25/38 ......................... United States 707,000 675,839
b
DaVita, Inc. ,
Senior Note, 144A, 6.875%, 9/01/32 ................... United States 960,000 998,122
Senior Note, 144A, 6.75%, 7/15/33 .................... United States 15,000 15,585
HCA, Inc. ,
Senior Bond, 5.25%, 6/15/26 ......................... United States 23,000 23,016
Senior Bond, 5.6%, 4/01/34 .......................... United States 50,000 52,560
Senior Bond, 6%, 4/01/54 ........................... United States 274,000 274,410
Senior Note, 3.625%, 3/15/32 ........................ United States 238,000 226,844
Senior Note, 4.6%, 11/15/32 ......................... United States 65,000 65,124
Humana, Inc. , Senior Note , 5.75% , 3/01/28 ................
United States 156,000 160,315
Icon Investments Six DAC , Senior Secured Note , 5.809% ,
5/08/27 ......................................... United States 200,000 201,831
b
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 705,000 686,645
Tenet Healthcare Corp. ,
b
Senior Note, 144A, 6%, 11/15/33 ...................... United States 645,000 666,959
Senior Secured Note, 6.125%, 6/15/30 ................. United States 275,000 280,828
UnitedHealth Group, Inc. , Senior Bond , 4.625% , 7/15/35 ......
United States 250,000 248,588
7,452,736

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care REITs 0.1%
b
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 780,000 $ 835,382
Health Care Technology 0.1%
b
AthenaHealth Group, Inc. , Senior Note , 144A, 6.5% , 2/15/30 ... United States 90,000 84,709
b
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 960,000 988,729
1,073,438
Hotel & Resort REITs 0.1%
b
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note, 144A, 7.25%, 7/15/28 .................... United States 20,000 20,552
Senior Note, 144A, 6.5%, 4/01/32 ..................... United States 685,000 709,250
Senior Note, 144A, 6.5%, 6/15/33 ..................... United States 40,000 41,575
f
Senior Note, 144A, 5.75%, 3/15/34 .................... United States 155,000 156,254
b
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 25,000 25,955
953,586
Hotels, Restaurants & Leisure 1.3%
b
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ..................................... Canada 580,000 557,346
b
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ...... United States 195,000 190,897
b
Caesars Entertainment, Inc. ,
Senior Note, 144A, 6%, 10/15/32 ..................... United States 35,000 34,243
Senior Secured Note, 144A, 7%, 2/15/30 ................ United States 130,000 133,348
b
Carnival Corp. ,
Senior Note, 144A, 5.125%, 5/01/29 ................... United States 255,000 258,779
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 1,044,000 1,080,475
Senior Note, 144A, 5.875%, 6/15/31 ................... United States 80,000 83,656
Senior Note, 144A, 5.75%, 8/01/32 .................... United States 1,110,000 1,153,345
Senior Note, 144A, 6.125%, 2/15/33 ................... United States 1,470,000 1,522,723
Senior Secured Note, 144A, 4%, 8/01/28 ................ United States 291,000 289,158
b
Churchill Downs, Inc. , Senior Note , 144A, 5.75% , 4/01/30 ..... United States 90,000 90,769
b
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 920,000 868,494
b
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured
Note , 144A, 8.75% , 11/15/29 ......................... Canada 70,000 71,202
b
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 5.75% ,
9/15/33 ......................................... United States 750,000 768,150
Hyatt Hotels Corp. ,
Senior Note, 5.25%, 6/30/29 ......................... United States 110,000 113,700
Senior Note, 5.375%, 12/15/31 ....................... United States 325,000 337,424
b
Light & Wonder International, Inc. ,
Senior Note, 144A, 7.25%, 11/15/29 ................... United States 195,000 200,099
Senior Note, 144A, 7.5%, 9/01/31 ..................... United States 15,000 15,695
Marriott International, Inc. , Senior Note , 4.5% , 5/01/33 ........
United States 270,000 269,193
b
Mohegan Tribal Gaming Authority / MS Digital Entertainment
Holdings LLC , Senior Secured Note , 144A, 8.25% , 4/15/30 .. United States 495,000 516,178
b
NCL Corp. Ltd. ,
Senior Note, 144A, 7.75%, 2/15/29 .................... United States 50,000 53,459
Senior Note, 144A, 6.75%, 2/01/32 .................... United States 470,000 484,344
Senior Note, 144A, 6.25%, 9/15/33 .................... United States 35,000 35,349
b
Penn Entertainment, Inc. , Senior Note , 144A, 5.625% , 1/15/27 . United States 75,000 75,316
b
Rivers Enterprise Borrower LLC , Senior Secured Note , 144A,
6.25% , 10/15/30 ................................... United States 285,000 291,341
b
Royal Caribbean Cruises Ltd. ,
Senior Note, 144A, 5.625%, 9/30/31 ................... United States 55,000 56,708
Senior Note, 144A, 6.25%, 3/15/32 .................... United States 795,000 829,263

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
b
Royal Caribbean Cruises Ltd., (continued)
Senior Note, 144A, 6%, 2/01/33 ...................... United States 125,000 $ 129,518
b
Scientific Games Holdings LP / Scientific Games US FinCo, Inc. ,
Senior Note , 144A, 6.625% , 3/01/30 .................... United States 75,000 68,034
b
Station Casinos LLC , Senior Note , 144A, 6.625% , 3/15/32 ..... United States 70,000 71,712
b
Viking Cruises Ltd. ,
Senior Note, 144A, 7%, 2/15/29 ...................... United States 30,000 30,066
Senior Note, 144A, 9.125%, 7/15/31 ................... United States 515,000 548,194
b
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 185,000 199,879
11,428,057
Household Durables 0.5%
b
Ashton Woods USA LLC / Ashton Woods Finance Co. , Senior
Note , 144A, 6.875% , 8/01/33 ......................... United States 570,000 575,833
DR Horton, Inc. , Senior Bond , 5% , 10/15/34 ...............
United States 628,000 643,988
b
K. Hovnanian Enterprises, Inc. ,
Senior Note, 144A, 8%, 4/01/31 ...................... United States 180,000 185,267
Senior Note, 144A, 8.375%, 10/01/33 .................. United States 180,000 184,743
b
LGI Homes, Inc. , Senior Note , 144A, 8.75% , 12/15/28 ........ United States 100,000 104,399
Newell Brands, Inc. ,
Senior Note, 6.375%, 5/15/30 ........................ United States 30,000 30,116
Senior Note, 6.625%, 5/15/32 ........................ United States 330,000 330,186
b
Taylor Morrison Communities, Inc. ,
Senior Bond, 144A, 5.125%, 8/01/30 ................... United States 190,000 191,811
Senior Note, 144A, 5.75%, 1/15/28 .................... United States 35,000 35,729
Senior Note, 144A, 5.75%, 11/15/32 ................... United States 430,000 444,655
Toll Brothers Finance Corp. ,
Senior Bond, 4.35%, 2/15/28 ......................... United States 75,000 75,527
Senior Bond, 3.8%, 11/01/29 ......................... United States 357,000 353,691
b
Weekley Homes LLC / Weekley Finance Corp. ,
Senior Note, 144A, 4.875%, 9/15/28 ................... United States 385,000 381,439
Senior Note, 144A, 6.75%, 1/15/34 .................... United States 645,000 649,548
4,186,932
Household Products 0.0%
†
b
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 .. United States 30,000 29,167
Independent Power and Renewable Electricity Producers 0.6%
b
AES Andes SA , Senior Note , 144A, 6.25% , 3/14/32 .......... Chile 200,000 208,343
b
Alexander Funding Trust II , Senior Secured Note , 144A, 7.467% ,
7/31/28 ......................................... United States 600,000 639,370
b
Clearway Energy Operating LLC ,
Senior Bond, 144A, 3.75%, 1/15/32 .................... United States 415,000 386,211
Senior Note, 144A, 3.75%, 2/15/31 .................... United States 205,000 194,334
Senior Note, 144A, 5.75%, 1/15/34 .................... United States 315,000 319,299
Constellation Energy Generation LLC ,
Senior Bond, 6.125%, 1/15/34 ........................ United States 216,000 236,663
Senior Bond, 6.5%, 10/01/53 ......................... United States 252,000 278,237
Senior Bond, 5.75%, 3/15/54 ......................... United States 113,000 113,695
Senior Note, 4.4%, 1/15/31 .......................... United States 715,000 720,038
b
Senior Note, 144A, 5%, 2/01/31 ...................... United States 315,000 319,822
b
FIEMEX Energia - Banco Actinver SA Institucion de Banca
Multiple , Senior Secured Bond , 144A, 7.25% , 1/31/41 ...... Mexico 198,101 206,852
Southern Power Co. ,
B, Senior Bond, 4.9%, 10/01/35 ....................... United States 410,000 408,757

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers (continued)
Southern Power Co., (continued)
A, Senior Note, 4.25%, 10/01/30 ...................... United States 385,000 $ 387,100
b
Talen Energy Supply LLC ,
Senior Bond, 144A, 6.5%, 2/01/36 ..................... United States 430,000 442,360
Senior Note, 144A, 6.25%, 2/01/34 .................... United States 445,000 453,094
b,h
Vistra Corp. , Junior Sub. Bond , 144A, 8% to 10/14/26, FRN
thereafter , Perpetual ............................... United States 65,000 66,257
5,380,432
Insurance 0.5%
b
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note, 144A, 8.5%, 6/15/29 ..................... United States 85,000 84,872
Senior Secured Note, 144A, 7.5%, 11/06/30 ............. United States 85,000 86,552
b
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note, 144A, 5.875%, 11/01/29 .................. United States 105,000 102,533
Senior Note, 144A, 7.375%, 10/01/32 .................. United States 25,000 24,750
Senior Secured Note, 144A, 7%, 1/15/31 ................ United States 1,105,000 1,125,824
Arthur J Gallagher & Co. , Senior Note , 4.85% , 12/15/29 ......
United States 80,000 81,983
b
Asurion LLC and Asurion Co-Issuer, Inc. ,
Senior Secured Note, 144A, 8%, 12/31/32 ............... United States 530,000 557,119
Senior Secured Note, 144A, 8.375%, 2/01/34 ............ United States 605,000 602,451
b
Athene Global Funding ,
Secured Note, 144A, 5.526%, 7/11/31 .................. United States 175,000 180,637
Secured Note, 144A, 5.322%, 11/13/31 ................. United States 476,000 483,435
Senior Secured Bond, 144A, 5.543%, 8/22/35 ............ United States 75,000 74,746
Athene Holding Ltd. , Senior Bond , 6.25% , 4/01/54 ...........
United States 25,000 23,357
Brown & Brown, Inc. ,
Senior Note, 4.9%, 6/23/30 .......................... United States 484,000 492,265
Senior Note, 5.25%, 6/23/32 ......................... United States 42,000 42,816
CNA Financial Corp. , Senior Bond , 5.125% , 2/15/34 .........
United States 69,000 70,130
b
CNO Global Funding , Secured Note , 144A, 4.95% , 9/09/29 .... United States 305,000 310,830
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .......
United States 280,000 288,403
b
Jones Deslauriers Insurance Management, Inc. , Senior Secured
Note , 144A, 8.5% , 3/15/30 ........................... Canada 35,000 36,341
b
Massachusetts Mutual Life Insurance Co. , Sub. Bond , 144A,
3.729% , 10/15/70 .................................. United States 116,000 75,864
b
Metropolitan Life Global Funding I , Senior Secured Bond , 144A,
2.95% , 4/09/30 ................................... United States 325,000 311,828
5,056,736
Interactive Media & Services 0.0%
†
Alphabet, Inc. , Senior Bond , 4.8% , 2/15/36 ................
United States 210,000 213,532
Meta Platforms, Inc. , Senior Bond , 5.55% , 8/15/64 ..........
United States 124,000 116,928
330,460
IT Services 0.0%
†
b
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 215,000 190,742
b
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 65,000 63,629
254,371
Leisure Products 0.1%
Brunswick Corp. ,
Senior Bond, 2.4%, 8/18/31 .......................... United States 242,000 215,138

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Leisure Products (continued)
Brunswick Corp., (continued)
Senior Note, 5.85%, 3/18/29 ......................... United States 212,000 $ 220,555
435,693
Life Sciences Tools & Services 0.0%
†
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 86,000 86,305
Thermo Fisher Scientific, Inc. , Senior Bond , 4.902% , 2/12/36 ...
United States 230,000 234,078
320,383
Machinery 0.0%
†
b
Chart Industries, Inc. , Senior Note , 144A, 9.5% , 1/01/31 ...... United States 25,000 26,317
b
Terex Corp. ,
Senior Note, 144A, 5%, 5/15/29 ...................... United States 320,000 320,496
Senior Note, 144A, 6.25%, 10/15/32 ................... United States 35,000 36,071
382,884
Media 1.0%
b
Block Communications, Inc. , Senior Secured Note , 144A,
10.25% , 3/01/31 ................................... United States 410,000 377,280
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond, 5.85%, 12/01/35 ................. United States 345,000 347,363
Senior Secured Bond, 3.5%, 6/01/41 ................... United States 470,000 338,906
Senior Secured Bond, 4.8%, 3/01/50 ................... United States 385,000 293,644
Senior Secured Note, 2.25%, 1/15/29 .................. United States 92,000 86,874
b
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 .................... United States 30,000 30,256
Senior Secured Note, 144A, 7.875%, 4/01/30 ............ United States 40,000 42,176
Senior Secured Note, 144A, 7.5%, 3/15/33 .............. United States 120,000 129,609
Directv Financing LLC ,
b
Senior Secured Note, 144A, 8.875%, 2/01/30 ............ United States 1,100,000 1,102,278
b
Directv Financing LLC / Directv Financing Co-Obligor, Inc. ,
Senior Secured Note, 144A, 5.875%, 8/15/27 ............ United States 13,000 13,023
Senior Secured Note, 144A, 10%, 2/15/31 ............... United States 60,000 61,412
Discovery Communications LLC , Senior Note , 4.125% , 5/15/29 .
United States 75,000 74,018
EchoStar Corp. , Senior Secured Note , 10.75% , 11/30/29 ......
United States 100,000 109,252
b
EW Scripps Co. (The) , Secured Note , 144A, 9.875% , 8/15/30 .. United States 770,000 773,898
b
Gray Media, Inc. ,
Secured Note, 144A, 9.625%, 7/15/32 .................. United States 480,000 499,093
Senior Bond, 144A, 5.375%, 11/15/31 .................. United States 85,000 66,999
Senior Secured Note, 144A, 7.25%, 8/15/33 ............. United States 415,000 428,824
b
McGraw-Hill Education, Inc. ,
Senior Note, 144A, 8%, 8/01/29 ...................... United States 120,000 119,237
Senior Secured Note, 144A, 5.75%, 8/01/28 ............. United States 65,000 64,955
Senior Secured Note, 144A, 7.375%, 9/01/31 ............ United States 90,000 92,040
b
Nexstar Media, Inc. , Senior Note , 144A, 4.75% , 11/01/28 ...... United States 240,000 238,967
Omnicom Group, Inc. , Senior Note , 2.4% , 3/01/31 ...........
United States 62,000 56,551
b
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Bond, 144A, 4.625%, 3/15/30 ................... United States 45,000 44,181
Senior Secured Note, 144A, 7.375%, 2/15/31 ............ United States 40,000 42,079
Paramount Global ,
Senior Bond, 4.2%, 6/01/29 .......................... United States 164,000 157,596
Senior Note, 3.7%, 6/01/28 .......................... United States 38,000 36,807
b
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 900,000 937,800

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
b
Sirius XM Radio LLC , Senior Bond , 144A, 3.875% , 9/01/31 .... United States 705,000 $ 647,046
Time Warner Cable Enterprises LLC , Senior Secured Bond ,
8.375% , 7/15/33 ................................... United States 575,000 672,631
b
Univision Communications, Inc. , Senior Secured Note , 144A,
9.375% , 8/01/32 ................................... United States 475,000 503,026
b
VZ Secured Financing BV , Senior Secured Note , 144A, 5% ,
1/15/32 ......................................... Netherlands 685,000 609,451
8,997,272
Metals & Mining 0.5%
b
Big River Steel LLC / BRS Finance Corp. , Senior Secured Note ,
144A, 6.625% , 1/31/29 .............................. United States 70,000 70,431
b
Cleveland-Cliffs, Inc. ,
Senior Note, 144A, 7%, 3/15/32 ...................... United States 60,000 61,012
Senior Note, 144A, 7.625%, 1/15/34 ................... United States 565,000 580,222
Commercial Metals Co. , Senior Bond , 4.375% , 3/15/32 .......
United States 490,000 469,764
b
Constellium SE , Senior Note , Reg S, 3.125% , 7/15/29 ........ United States 100,000 EUR 117,903
b
First Quantum Minerals Ltd. , Senior Note , 144A, 8% , 3/01/33 .. Zambia 290,000 309,971
b
Fortescue Treasury Pty. Ltd. , Senior Bond , 144A, 6.125% ,
4/15/32 ......................................... Australia 300,000 314,473
b
Glencore Funding LLC ,
Senior Bond, 144A, 2.5%, 9/01/30 ..................... Australia 290,000 268,984
Senior Bond, 144A, 5.634%, 4/04/34 ................... Australia 255,000 269,814
b
Hudbay Minerals, Inc. , Senior Note , 144A, 6.125% , 4/01/29 .... Canada 70,000 70,607
b
Mineral Resources Ltd. , Senior Note , 144A, 7% , 4/01/31 ...... Australia 300,000 315,793
b
Novelis Corp. ,
Senior Bond, 144A, 4.75%, 1/30/30 .................... United States 480,000 465,482
Senior Bond, 144A, 3.875%, 8/15/31 ................... United States 350,000 320,222
Senior Note, 144A, 6.875%, 1/30/30 ................... United States 250,000 258,204
Senior Note, 144A, 6.375%, 8/15/33 ................... United States 315,000 318,652
b
TMS International Corp. , Senior Note , 144A, 6.25% , 4/15/29 ... United States 80,000 78,808
United States Steel Corp. , Senior Bond , 6.65% , 6/01/37 ......
United States 35,000 36,838
4,327,180
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
b
Apollo Commercial Real Estate Finance, Inc. , Senior Secured
Note , 144A, 4.625% , 6/15/29 ......................... United States 80,000 79,662
Multi-Utilities 0.1%
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 165,000 169,691
Consolidated Edison Co. of New York, Inc. , 12-A , Senior Bond ,
4.2% , 3/15/42 .................................... United States 24,000 21,040
Dominion Energy, Inc. , Junior Sub. Bond , 6.2% to 2/14/36, FRN
thereafter , 2/15/56 ................................. United States 315,000 320,814
DTE Energy Co. , Senior Bond , 5.85% , 6/01/34 .............
United States 66,000 71,012
NiSource, Inc. , Senior Note , 5.2% , 7/01/29 ................
United States 174,000 180,224
Puget Sound Energy, Inc. , Senior Bond , 5.448% , 6/01/53 .....
United States 299,000 293,744
Sempra, Inc. , Senior Bond , 5.5% , 8/01/33 .................
United States 65,000 68,588
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 478,000 485,892
1,611,005
Oil, Gas & Consumable Fuels 1.9%
b
Aker BP ASA , Senior Bond , 144A, 5.8% , 10/01/54 ........... Norway 250,000 234,977
b
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 9.75% , 2/15/31 ..................... United States 180,000 191,887

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Canadian Natural Resources Ltd. ,
Senior Bond, 7.2%, 1/15/32 .......................... Canada 270,000 $ 305,578
Senior Note, 5%, 12/15/29 .......................... Canada 241,000 248,788
Cheniere Energy Partners LP ,
Senior Bond, 3.25%, 1/31/32 ......................... United States 446,000 415,951
Senior Note, 4.5%, 10/01/29 ......................... United States 606,000 609,743
b
Columbia Pipelines Operating Co. LLC , Senior Note , 144A,
5.927% , 8/15/30 ................................... United States 72,000 76,934
b
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25% ,
10/01/29 ........................................ Australia 335,000 310,761
b
Crescent Energy Finance LLC ,
Senior Note, 144A, 7.875%, 4/15/32 ................... United States 310,000 315,994
Senior Note, 144A, 7.375%, 1/15/33 ................... United States 320,000 318,131
Senior Note, 144A, 8.375%, 1/15/34 ................... United States 310,000 320,641
b
DT Midstream, Inc. , Senior Bond , 144A, 5.8% , 12/15/34 ...... United States 149,000 157,154
Eastern Energy Gas Holdings LLC ,
Senior Bond, 5.8%, 1/15/35 .......................... United States 696,000 747,591
Senior Bond, 5.65%, 10/15/54 ........................ United States 188,000 185,847
Enbridge, Inc. , Senior Bond , 4.25% , 12/01/26 ..............
Canada 64,000 64,090
Energy Transfer LP ,
h
B, Junior Sub. Bond, 6.625% to 2/14/28, FRN thereafter,
Perpetual ....................................... United States 904,000 916,332
Senior Bond, 6.5%, 2/01/42 .......................... United States 14,000 14,993
Senior Note, 5.25%, 7/01/29 ......................... United States 279,000 289,356
Senior Note, 5.2%, 4/01/30 .......................... United States 441,000 458,695
b
Expand Energy Corp. , Senior Note , 144A, 6.75% , 4/15/29 ..... United States 175,000 175,511
b
Global Partners LP / GLP Finance Corp. , Senior Note , 144A,
7.125% , 7/01/33 ................................... United States 130,000 134,754
b
Hess Midstream Operations LP ,
Senior Note, 144A, 6.5%, 6/01/29 ..................... United States 305,000 315,746
Senior Note, 144A, 4.25%, 2/15/30 .................... United States 595,000 583,653
b
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Note , 144A,
8.375% , 11/01/33 .................................. United States 785,000 828,846
b
KazMunayGas National Co. JSC ,
Senior Bond, Reg S, 5.375%, 4/24/30 .................. Kazakhstan 200,000 206,094
Senior Bond, Reg S, 6.375%, 10/24/48 ................. Kazakhstan 200,000 205,423
Kinder Morgan, Inc. , Senior Bond , 7.75% , 1/15/32 ...........
United States 547,000 643,281
b
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 630,000 638,760
Occidental Petroleum Corp. ,
Senior Bond, 7.5%, 5/01/31 .......................... United States 144,000 164,056
Senior Bond, 6.2%, 3/15/40 .......................... United States 420,000 438,048
ONEOK, Inc. , Senior Note , 4.75% , 10/15/31 ...............
United States 331,000 335,871
b
Pertamina Hulu Energi PT , Senior Note , 144A, 5.25% , 5/21/30 . Indonesia 200,000 204,119
SM Energy Co. , Senior Bond , 6.75% , 9/15/26 ..............
United States 65,000 65,100
South Bow USA Infrastructure Holdings LLC ,
Senior Note, 5.026%, 10/01/29 ....................... Canada 658,000 672,954
Senior Note, 5.584%, 10/01/34 ....................... Canada 69,000 70,310
b
Sunoco LP ,
Senior Note, 144A, 5.375%, 7/15/31 ................... United States 155,000 155,556
Senior Note, 144A, 6.25%, 7/01/33 .................... United States 560,000 577,061
Senior Note, 144A, 5.625%, 7/15/34 ................... United States 25,000 25,027
Targa Resources Corp. , Senior Note , 4.35% , 4/15/31 ........
United States 165,000 165,051
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. ,
Senior Bond, 5%, 1/15/28 ........................... United States 201,000 201,117

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Targa Resources Partners LP / Targa Resources Partners
Finance Corp., (continued)
Senior Bond, 4.875%, 2/01/31 ........................ United States 113,000 $ 114,483
b
TGNR Intermediate Holdings LLC , Senior Note , 144A, 5.5% ,
10/15/29 ........................................ United States 105,000 103,948
b
Transcontinental Gas Pipe Line Co. LLC , Senior Bond , 144A,
5.1% , 3/15/36 .................................... United States 255,000 260,089
b
Venture Global Calcasieu Pass LLC , Senior Secured Note , 144A,
6.25% , 1/15/30 ................................... United States 695,000 718,141
b
Venture Global LNG, Inc. ,
h
Junior Sub. Bond, 144A, 9% to 9/29/29, FRN thereafter,
Perpetual ....................................... United States 350,000 306,359
Senior Secured Note, 144A, 9.5%, 2/01/29 .............. United States 440,000 472,174
Senior Secured Note, 144A, 8.375%, 6/01/31 ............ United States 305,000 312,539
Senior Secured Note, 144A, 9.875%, 2/01/32 ............ United States 300,000 318,052
b
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond, 144A, 7.75%, 5/01/35 ............. United States 20,000 22,695
Senior Secured Bond, 144A, 6.75%, 1/15/36 ............. United States 180,000 191,845
Senior Secured Note, 144A, 7.5%, 5/01/33 .............. United States 285,000 316,296
Senior Secured Note, 144A, 6.5%, 1/15/34 .............. United States 25,000 26,324
Viper Energy Partners LLC ,
Senior Bond, 5.7%, 8/01/35 .......................... United States 227,000 235,621
Senior Note, 4.9%, 8/01/30 .......................... United States 219,000 223,556
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 276,000 290,191
16,902,094
Paper & Forest Products 0.1%
b
Georgia-Pacific LLC , Senior Note , 144A, 4.95% , 6/30/32 ...... United States 421,000 437,586
b
Magnera Corp. ,
Senior Secured Note, 144A, 4.75%, 11/15/29 ............ United States 200,000 185,984
Senior Secured Note, 144A, 7.25%, 11/15/31 ............ United States 190,000 186,168
809,738
Passenger Airlines 0.3%
b
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 .............. United States 12,084 12,108
Senior Secured Note, 144A, 5.75%, 4/20/29 ............. United States 825,000 834,889
b
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 735,000 747,644
b
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..... United States 415,000 441,981
b
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 95,000 94,991
2,131,613
Personal Care Products 0.3%
b
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC ,
Senior Note, 144A, 6.625%, 7/15/30 ................... United States 310,000 314,309
Senior Secured Note, 144A, 4.75%, 1/15/29 ............. United States 75,000 73,821
Kenvue, Inc. ,
Senior Note, 4.85%, 5/22/32 ......................... United States 13,000 13,445
Senior Note, 4.9%, 3/22/33 .......................... United States 728,000 752,228
b
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 930,000 958,502
2,112,305
Pharmaceuticals 0.7%
Bristol-Myers Squibb Co. , Senior Bond , 4.125% , 6/15/39 ......
United States 645,000 593,214

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
Merck & Co., Inc. ,
Senior Bond, 4.75%, 12/04/35 ........................ United States 170,000 $ 171,613
Senior Note, 4.45%, 12/04/32 ........................ United States 115,000 116,585
Novartis Capital Corp. , Senior Note , 4.1% , 11/05/30 .........
United States 250,000 251,709
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Bond, 4.75%, 5/19/33 ......................... United States 840,000 857,718
Senior Bond, 5.3%, 5/19/53 .......................... United States 90,000 86,233
Royalty Pharma plc ,
Senior Bond, 5.4%, 9/02/34 .......................... United States 253,000 262,192
Senior Bond, 5.2%, 9/25/35 .......................... United States 285,000 289,737
Senior Note, 2.2%, 9/02/30 .......................... United States 293,000 269,301
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Bond, 4.1%, 10/01/46 ......................... Israel 345,000 265,396
Senior Note, 6.75%, 3/01/28 ......................... Israel 230,000 238,857
Senior Note, 8.125%, 9/15/31 ........................ Israel 1,385,000 1,591,677
Wyeth LLC , Senior Bond , 5.95% , 4/01/37 .................
United States 6,000 6,565
Zoetis, Inc. ,
Senior Bond, 2%, 5/15/30 ........................... United States 72,000 66,532
Senior Bond, 5%, 8/17/35 ........................... United States 817,000 833,776
5,901,105
Professional Services 0.2%
b
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 515,000 530,595
Paychex, Inc. , Senior Note , 5.1% , 4/15/30 .................
United States 490,000 500,531
1,031,126
Real Estate Management & Development 0.0%
†
b
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp. ,
Secured Note , 144A, 7% , 4/15/30 ..................... United States 51,000 51,592
Semiconductors & Semiconductor Equipment 0.6%
Broadcom, Inc. ,
Senior Bond, 4.15%, 11/15/30 ........................ United States 465,000 466,625
Senior Bond, 4.95%, 1/15/36 ......................... United States 55,000 55,827
Senior Bond, 5.7%, 1/15/56 .......................... United States 460,000 472,700
b
Senior Bond, 144A, 3.187%, 11/15/36 .................. United States 66,000 56,962
b
Senior Bond, 144A, 4.926%, 5/15/37 ................... United States 465,000 465,314
Senior Note, 5.05%, 7/12/29 ......................... United States 251,000 259,745
b
Foundry JV Holdco LLC ,
Senior Secured Bond, 144A, 6.4%, 1/25/38 .............. United States 400,000 435,483
Senior Secured Note, 144A, 5.5%, 1/25/31 .............. United States 400,000 417,675
Senior Secured Note, 144A, 5.9%, 1/25/33 .............. United States 600,000 636,282
Intel Corp. , Senior Bond , 4.15% , 8/05/32 ..................
United States 610,000 596,974
Marvell Technology, Inc. ,
Senior Note, 5.75%, 2/15/29 ......................... United States 135,000 141,143
Senior Note, 4.75%, 7/15/30 ......................... United States 40,000 40,790
Senior Note, 5.95%, 9/15/33 ......................... United States 130,000 139,714
b
Qnity Electronics, Inc. ,
Senior Note, 144A, 6.25%, 8/15/33 .................... United States 385,000 400,226
Senior Secured Note, 144A, 5.75%, 8/15/32 ............. United States 520,000 532,697
5,118,157
Software 0.3%
b
Cloud Software Group, Inc. ,
Secured Note, 144A, 9%, 9/30/29 ..................... United States 40,000 39,214

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Software (continued)
b
Cloud Software Group, Inc., (continued)
Senior Secured Note, 144A, 6.5%, 3/31/29 .............. United States 60,000 $ 58,893
b
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 95,000 77,842
Oracle Corp. ,
Senior Bond, 5.7%, 2/04/36 .......................... United States 130,000 130,121
Senior Bond, 3.65%, 3/25/41 ......................... United States 768,000 570,919
Senior Bond, 6.7%, 2/04/56 .......................... United States 45,000 43,667
Senior Note, 4.45%, 9/26/30 ......................... United States 590,000 578,825
Senior Note, 4.8%, 9/26/32 .......................... United States 620,000 606,060
b
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ...... United States 65,000 54,485
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ..............
United States 176,000 155,963
Synopsys, Inc. ,
Senior Bond, 5.15%, 4/01/35 ......................... United States 843,000 863,712
Senior Bond, 5.7%, 4/01/55 .......................... United States 8,000 8,001
b
UKG, Inc. , Senior Secured Note , 144A, 6.875% , 2/01/31 ...... United States 90,000 87,376
3,275,078
Specialized REITs 0.5%
American Tower Corp. ,
Senior Bond, 3.125%, 1/15/27 ........................ United States 251,000 249,110
Senior Bond, 2.9%, 1/15/30 .......................... United States 511,000 488,444
Senior Bond, 2.7%, 4/15/31 .......................... United States 502,000 466,547
Senior Note, 4.7%, 12/15/32 ......................... United States 45,000 45,530
Crown Castle, Inc. ,
Senior Bond, 3.65%, 9/01/27 ......................... United States 82,000 81,637
Senior Bond, 3.8%, 2/15/28 .......................... United States 69,000 68,739
Senior Bond, 4.75%, 5/15/47 ......................... United States 27,000 23,847
Senior Note, 4.9%, 9/01/29 .......................... United States 1,005,000 1,025,199
EPR Properties , Senior Bond , 4.5% , 6/01/27 ...............
United States 43,000 43,094
Equinix, Inc. , Senior Bond , 3.2% , 11/18/29 ................
United States 220,000 212,708
b
Iron Mountain, Inc. , Senior Note , 144A, 6.25% , 1/15/33 ....... United States 755,000 771,967
b
Millrose Properties, Inc. , Senior Note , 144A, 6.375% , 8/01/30 .. United States 755,000 775,008
4,251,830
Specialty Retail 0.2%
Bath & Body Works, Inc. , Senior Bond , 6.875% , 11/01/35 .....
United States 95,000 96,882
Dick's Sporting Goods, Inc. ,
Senior Bond, 3.15%, 1/15/32 ......................... United States 274,000 254,962
Senior Bond, 4.1%, 1/15/52 .......................... United States 350,000 255,310
b
PetSmart LLC / PetSmart Finance Corp. , Senior Secured Note ,
144A, 7.5% , 9/15/32 ............................... United States 390,000 394,926
1,002,080
Technology Hardware, Storage & Peripherals 0.2%
Hewlett Packard Enterprise Co. ,
Senior Note, 4.55%, 10/15/29 ........................ United States 493,000 499,006
Senior Note, 4.85%, 10/15/31 ........................ United States 83,000 84,196
b
Seagate Data Storage Technology Pte. Ltd. ,
Senior Note, 144A, 3.125%, 7/15/29 ................... United States 30,000 26,865
Senior Note, 144A, 5.875%, 7/15/30 ................... United States 500,000 515,032
1,125,099

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Textiles, Apparel & Luxury Goods 0.2%
b
Beach Acquisition Bidco LLC ,
g
Senior Note, 144A, PIK, 10%, 7/15/33 .................. United States 650,809 $ 716,785
Senior Secured Note, 144A, 5.25%, 7/15/32 ............. United States 100,000 EUR 121,507
b
Crocs, Inc. , Senior Note , 144A, 4.25% , 3/15/29 ............. United States 255,000 248,652
Tapestry, Inc. ,
Senior Bond, 3.05%, 3/15/32 ......................... United States 214,000 199,200
Senior Bond, 5.5%, 3/11/35 .......................... United States 96,000 99,612
Senior Note, 5.1%, 3/11/30 .......................... United States 244,000 251,989
1,637,745
Tobacco 0.4%
BAT Capital Corp. ,
Senior Bond, 4.39%, 8/15/37 ......................... United Kingdom 503,000 470,009
Senior Note, 4.625%, 3/22/33 ........................ United Kingdom 1,140,000 1,145,129
Philip Morris International, Inc. ,
Senior Note, 5.125%, 2/15/30 ........................ United States 1,128,000 1,172,275
Senior Note, 4.375%, 4/30/30 ........................ United States 90,000 91,189
Senior Note, 4.75%, 11/01/31 ........................ United States 94,000 96,702
2,975,304
Trading Companies & Distributors 0.4%
b
Aviation Capital Group LLC ,
Senior Note, 144A, 5.375%, 7/15/29 ................... United States 156,000 161,178
Senior Note, 144A, 5.125%, 4/10/30 ................... United States 635,000 652,807
b
Boise Cascade Co. , Senior Note , 144A, 4.875% , 7/01/30 ..... United States 490,000 490,128
b
EquipmentShare.com, Inc. ,
Secured Note, 144A, 9%, 5/15/28 ..................... United States 420,000 440,443
Secured Note, 144A, 8.625%, 5/15/32 .................. United States 295,000 315,913
b
Herc Holdings, Inc. , Senior Note , 144A, 6.625% , 6/15/29 ...... United States 40,000 41,319
b
Imola Merger Corp. , Senior Secured Note , 144A, 4.75% , 5/15/29 United States 75,000 73,784
b
QXO Building Products, Inc. , Senior Secured Note , 144A, 6.75% ,
4/30/32 ......................................... United States 605,000 627,147
b
United Rentals North America, Inc. , Senior Bond , 144A, 6.125% ,
3/15/34 ......................................... United States 240,000 251,720
b
WESCO Distribution, Inc. ,
Senior Note, 144A, 6.375%, 3/15/29 ................... United States 20,000 20,586
Senior Note, 144A, 6.625%, 3/15/32 ................... United States 80,000 83,321
Senior Note, 144A, 6.375%, 3/15/33 ................... United States 30,000 31,299
3,189,645
Wireless Telecommunication Services 0.6%
b
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 200,000 212,485
b
Digicel International Finance Ltd. / DIFL US LLC , Senior Secured
Note , 144A, 8.625% , 8/01/32 ......................... Bermuda 260,000 270,357
Rogers Communications, Inc. ,
Senior Note, 3.8%, 3/15/32 .......................... Canada 1,488,000 1,424,757
Sub. Bond, 7.125% to 4/14/35, FRN thereafter, 4/15/55 ..... Canada 90,000 95,365
NC5, Sub. Bond, 7% to 4/14/30, FRN thereafter, 4/15/55 .... Canada 185,000 193,589
T-Mobile USA, Inc. ,
Senior Bond, 2.875%, 2/15/31 ........................ United States 65,000 61,049
Senior Bond, 5.05%, 7/15/33 ......................... United States 38,000 39,210
Senior Bond, 5%, 2/15/36 ........................... United States 710,000 714,831
Senior Note, 3.375%, 4/15/29 ........................ United States 138,000 135,527
Senior Note, 3.875%, 4/15/30 ........................ United States 8,000 7,940
Senior Note, 5.125%, 5/15/32 ........................ United States 575,000 597,453

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc., (continued)
Senior Note, 6.7%, 12/15/33 ......................... United States 612,000 $ 692,837
b
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 530,000 561,267
5,006,667
Total Corporate Bonds (Cost $228,462,773) ...................................
230,398,353
j
Senior Floating Rate Interests 0.4%
Automobile Components 0.0%
†
k
DexKo Global, Inc., First Lien, Closing Date Dollar CME Term
Loan, 7.678%, (3-month SOFR + 3.75%), 10/04/28 ........ United States 44,385 44,265
k
Chemicals 0.0%
†
Hexion Holdings Corp., Second Lien, Initial CME Term Loan,
11.211%, (1-month SOFR + 7.438%), 3/15/30 ............ United States 18,926 17,885
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B1, 7.036%, (3-month SOFR + 3.25%), 4/03/28 .. Netherlands 33,449 33,501
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B2, 6.917%, (3-month SOFR + 3.25%), 4/03/28 .. Netherlands 34,304 34,144
85,530
a a a a a a
Commercial Services & Supplies 0.0%
†
k
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, B, 6.423%, (1-month SOFR + 2.75%), 10/23/28 .. United States 28,656 28,722
k
Containers & Packaging 0.0%
†
g
Kleopatra Finco SARL, First Lien, Debtor-In-Possession Roll-Up
Term Loan, PIK, 6.675%, (1-month SOFR + 3%), 8/07/26 .... Luxembourg 23,541 21,226
Kleopatra Finco SARL, First Lien, Initial USD Debtor-In-
Possession Term Loan, 6.675%, (1-month SOFR + 3%),
8/07/26 ......................................... Luxembourg 15,647 14,108
l
Klockner Pentaplast of America, Inc., First Lien, USD Term Loan,
B, 9.044%, (6-month SOFR + 4.75%), 3/12/26 ............ Luxembourg 48,852 7,878
f
Mauser Packaging Solutions Holding Co., First Lien, 2025 CME
Term Loan, 7.164%, (3-month SOFR + 3.5%), 4/15/30 ...... United States 260,000 256,303
299,515
a a a a a a
Distributors 0.1%
f,k
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan, 7.672%, (3-month SOFR + 4%), 11/30/30 ........... United States 452,563 449,763
k
Food Products 0.2%
f
Froneri US, Inc., First Lien, CME Term Loan, B6, 5.877%,
(6-month SOFR + 2.25%), 9/30/32 ..................... United States 370,157 362,291
f
TreeHouse Foods, Inc., First Lien, CME Term Loan, B, 7.667%,
(12-month SOFR + 4.25%), 2/11/33 .................... United States 557,500 550,763
913,054
a a a a a a
k
Health Care Equipment & Supplies 0.0%
†
Bausch + Lomb Corp., First Lien, 2025-2 Refinancing CME Term
Loan, 7.423%, (1-month SOFR + 3.75%), 1/15/31 ......... United States 61,111 61,249
Medline Borrower LP, First Lien, 2028 Refinancing CME Term
Loan, 5.423%, (1-month SOFR + 1.75%), 10/23/28 ........ United States 7,462 7,481
68,730
a a a a a a

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
k
Hotels, Restaurants & Leisure 0.0%
†
f
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B,
6.923%, (1-month SOFR + 3.25%), 1/29/29 .............. United States 363,546 $ 362,217
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan, 6.652%, (3-month SOFR + 3%), 4/04/29 ... United States 34,475 33,852
396,069
a a a a a a
IT Services 0.0%
†
k
Fortress Intermediate 3, Inc., First Lien, CME Term Loan, B,
6.668%, (1-month SOFR + 3%), 6/27/31 ................ United States 54,451 53,090
k
Media 0.0%
†
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan, 7.787%, (1-month SOFR + 4%),
8/23/28 ......................................... United States 54,606 54,913
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B, 9.178%, (3-month SOFR + 5.25%), 8/02/29 ....... United States 79,100 79,297
134,210
a a a a a a
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
k
Apollo Commercial Real Estate Finance, Inc., First Lien, Initial
CME Term Loan, 6.917%, (1-month SOFR + 3.25%), 6/13/30 . United States 8,955 8,976
k
Pharmaceuticals 0.1%
f
1261229 BC Ltd., First Lien, Initial CME Term Loan, 9.923%,
(1-month SOFR + 6.25%), 10/08/30 .................... United States 1,059,775 1,035,930
Endo Finance Holdings LP, First Lien, 2024 Refinancing CME
Term Loan, 7.423%, (1-month SOFR + 3.75%), 4/23/31 ..... United States 79,988 80,177
1,116,107
a a a a a a
k
Software 0.0%
†
Rocket Software, Inc., First Lien, CME Term Loan, 7.423%,
(1-month SOFR + 3.75%), 11/28/28 .................... United States 56,007 52,250
UKG, Inc., First Lien, Initial CME Term Loan, 6.167%, (3-month
SOFR + 2.5%), 2/10/31 ............................. United States 9,875 9,374
61,624
a a a a a a
Specialty Retail 0.0%
†
k
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C,
6.923%, (1-month SOFR + 3.25%), 10/19/29 ............. United States 97,628 96,713
Textiles, Apparel & Luxury Goods 0.0%
†
k
Flash Charm, Inc., First Lien, CME Term Loan, B2, 7.16%,
(3-month SOFR + 3.5%), 3/02/28 ...................... United States 59,097 47,573
Wireless Telecommunication Services 0.0%
†
k
Connect Finco SARL, First Lien, Amendment No. 4 CME Term
Loan, 8.173%, (1-month SOFR + 4.5%), 9/13/29 .......... United Kingdom 44,213 44,240
Total Senior Floating Rate Interests (Cost $3,886,161) .........................
3,848,181
Foreign Government and Agency Securities 3.5%
b
Angola Government Bond ,
Senior Bond, 144A, 9.375%, 5/08/48 ................... Angola 200,000 181,659
Senior Bond, Reg S, 8.75%, 4/14/32 ................... Angola 440,000 432,213
Argentina Government Bond ,
Senior Bond, 4.125%, 7/09/35 ........................ Argentina 880,000 665,544
Senior Note, 0.75%, 7/09/30 ......................... Argentina 237,600 201,960

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
b
Argentina Provincia de Cordoba , Senior Note , 144A, 8.6% ,
2/03/35 ......................................... Argentina 170,000 $ 165,702
b
Bahrain Government Bond , Senior Bond , Reg S, 7.375% , 5/14/30 Bahrain 410,000 431,514
b
Benin Government Bond ,
Senior Bond, 144A, 7.96%, 2/13/38 .................... Benin 230,000 242,614
Senior Bond, 144A, 8.375%, 1/23/41 ................... Benin 200,000 214,105
Brazil Government Bond ,
Senior Bond, 4.5%, 5/30/29 .......................... Brazil 410,000 408,811
Senior Bond, 6.125%, 3/15/34 ........................ Brazil 660,000 677,886
Senior Bond, 4.75%, 1/14/50 ......................... Brazil 550,000 413,517
b
Bulgaria Government Bond , Senior Bond , Reg S, 5% , 3/05/37 .. Bulgaria 230,000 232,836
Chile Government Bond ,
Senior Bond, 5.65%, 1/13/37 ......................... Chile 480,000 515,232
Senior Bond, 4.34%, 3/07/42 ......................... Chile 370,000 339,789
Colombia Government Bond ,
Senior Bond, 8%, 11/14/35 ........................... Colombia 310,000 331,173
Senior Bond, 5%, 6/15/45 ........................... Colombia 450,000 332,011
Senior Note, 7.375%, 4/25/30 ......................... Colombia 410,000 432,365
b
Comision Federal de Electricidad , Senior Bond , Reg S, 3.875% ,
7/26/33 ......................................... Mexico 200,000 179,175
b
Costa Rica Government Bond ,
Senior Bond, 144A, 6.55%, 4/03/34 .................... Costa Rica 400,000 436,146
Senior Bond, Reg S, 7.158%, 3/12/45 .................. Costa Rica 200,000 224,686
b
Dominican Republic Government Bond ,
Senior Bond, Reg S, 4.5%, 1/30/30 .................... Dominican
Republic 380,000 372,457
Senior Bond, Reg S, 4.875%, 9/23/32 .................. Dominican
Republic 520,000 501,525
Senior Bond, Reg S, 7.45%, 4/30/44 ................... Dominican
Republic 100,000 111,100
Senior Bond, Reg S, 6.85%, 1/27/45 ................... Dominican
Republic 160,000 167,691
b
Eagle Funding Luxco SARL , Senior Note , 144A, 5.5% , 8/17/30 . Mexico 250,000 254,660
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ..............
Colombia 260,000 233,112
b
Ecuador Government Bond ,
Senior Bond, Reg S, 6.9%, 7/31/35 .................... Ecuador 130,575 118,823
Senior Bond, Reg S, 6.9%, 7/31/35 .................... Ecuador 169,425 154,177
b
Egypt Government Bond ,
Senior Bond, Reg S, 7.6%, 3/01/29 .................... Egypt 200,000 210,898
Senior Bond, Reg S, 7.053%, 1/15/32 .................. Egypt 300,000 302,396
Senior Bond, Reg S, 7.3%, 9/30/33 .................... Egypt 490,000 493,507
Senior Note, 144A, 8.625%, 2/04/30 .................... Egypt 200,000 217,401
b
El Salvador Government Bond ,
Senior Bond, 144A, 7.65%, 6/15/35 .................... El Salvador 330,000 341,550
Senior Bond, Reg S, 8.625%, 2/28/29 .................. El Salvador 210,000 226,537
b
Empresa Nacional del Petroleo , Senior Bond , 144A, 5.95% ,
7/30/34 ......................................... Chile 200,000 210,517
b
Eskom Holdings SOC Ltd. , Senior Bond , Reg S, 6.35% , 8/10/28 South Africa 200,000 206,785
b
Gabon Government Bond , Senior Bond , Reg S, 6.625% , 2/06/31 Gabon 200,000 166,198
Ghana Government Bond ,
b
Senior Bond, 144A, 5%, 7/03/35 ....................... Ghana 370,000 336,367
b
Guatemala Government Bond ,
Senior Bond, Reg S, 6.6%, 6/13/36 .................... Guatemala 600,000 652,926
Senior Note, 144A, 7.05%, 10/04/32 .................... Guatemala 490,000 544,089
b
Honduras Government Bond , Senior Bond , Reg S, 6.25% ,
1/19/27 ......................................... Honduras 150,000 152,070
b
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 600,000 616,850

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
Indonesia Government Bond ,
Senior Bond, 4.65%, 9/20/32 ......................... Indonesia 390,000 $ 393,258
b
Senior Bond, Reg S, 7.75%, 1/17/38 ................... Indonesia 380,000 472,276
b
Iraq Government Bond , Senior Bond , Reg S, 5.8% , 1/15/28 .... Iraq 137,500 136,945
b
Istanbul Metropolitan Municipality , Senior Note , Reg S, 10.5% ,
12/06/28 ........................................ Turkiye 200,000 221,008
b
Ivory Coast Government Bond , Senior Bond , Reg S, 6.125% ,
6/15/33 ......................................... Ivory Coast 1,020,000 1,017,537
Jamaica Government Bond , Senior Bond , 8% , 3/15/39 .......
Bermuda 170,000 206,606
b
Jordan Government Bond , Senior Bond , Reg S, 5.85% , 7/07/30 Jordan 270,000 272,004
Mexico Government Bond ,
Senior Bond, 4.875%, 5/19/33 ........................ Mexico 200,000 194,460
Senior Bond, 4.28%, 8/14/41 ......................... Mexico 380,000 310,194
Senior Bond, 5%, 4/27/51 ........................... Mexico 200,000 163,780
Senior Bond, 6.338%, 5/04/53 ........................ Mexico 200,000 194,630
b
Montenegro Government Bond , Senior Note , Reg S, 7.25% ,
3/12/31 ......................................... Montenegro 400,000 429,144
b
Morocco Government Bond , Senior Bond , Reg S, 5.5% , 12/11/42 Morocco 210,000 204,341
b
Nigeria Government Bond ,
Senior Bond, 144A, 8.631%, 1/13/36 ................... Nigeria 680,000 732,032
Senior Bond, Reg S, 6.5%, 11/28/27 ................... Nigeria 400,000 406,431
b
Oman Government Bond ,
Senior Bond, Reg S, 6%, 8/01/29 ...................... Oman 290,000 304,845
Senior Bond, Reg S, 7.375%, 10/28/32 ................. Oman 300,000 345,344
Senior Bond, Reg S, 6.5%, 3/08/47 .................... Oman 250,000 271,473
Panama Government Bond ,
Senior Bond, 6.4%, 2/14/35 .......................... Panama 420,000 449,358
Senior Bond, 3.87%, 7/23/60 ......................... Panama 200,000 139,460
b
Paraguay Government Bond ,
Senior Bond, Reg S, 4.95%, 4/28/31 ................... Paraguay 400,000 407,705
Senior Bond, Reg S, 3.849%, 6/28/33 .................. Paraguay 240,000 229,333
Peru Government Bond ,
Senior Bond, 2.783%, 1/23/31 ........................ Peru 740,000 689,902
b
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara ,
Senior Bond , Reg S, 5.45% , 5/21/28 ................... Indonesia 200,000 204,518
Petroleos Mexicanos ,
Senior Bond, 5.95%, 1/28/31 ......................... Mexico 310,000 303,996
Senior Bond, 6.75%, 9/21/47 ......................... Mexico 30,000 24,972
Senior Note, 10%, 2/07/33 ........................... Mexico 230,000 269,422
Philippines Government Bond ,
Senior Bond, 3.75%, 1/14/29 ......................... Philippines 520,000 517,362
Senior Bond, 4.2%, 3/29/47 .......................... Philippines 280,000 236,487
b
Romania Government Bond ,
Senior Bond, 144A, 3%, 2/14/31 ....................... Romania 450,000 415,180
Senior Bond, 144A, 7.125%, 1/17/33 ................... Romania 310,000 344,004
Senior Bond, Reg S, 6.125%, 1/22/44 .................. Romania 380,000 380,378
b
Saudi Arabia Government Bond , Senior Bond , Reg S, 4.5% ,
10/26/46 ........................................ Saudi Arabia 510,000 440,063
b
Serbia Government Bond ,
Senior Bond, 144A, 6.5%, 9/26/33 ..................... Serbia 200,000 218,928
Senior Note, Reg S, 6.25%, 5/26/28 .................... Serbia 200,000 208,763
South Africa Government Bond ,
Senior Bond, 5.875%, 4/20/32 ........................ South Africa 200,000 206,959
Senior Bond, 5%, 10/12/46 ........................... South Africa 430,000 336,630
Senior Bond, 7.3%, 4/20/52 .......................... South Africa 200,000 202,895
b
Suriname Government Bond , Senior Bond , 144A, 8.5% , 11/06/35 Suriname 470,000 500,256

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
Turkiye Government Bond ,
Senior Bond, 7.625%, 5/15/34 ........................ Turkiye 410,000 $ 440,309
Senior Note, 8.6%, 9/24/27 .......................... Turkiye 200,000 212,526
Senior Note, 9.125%, 7/13/30 ......................... Turkiye 390,000 442,517
b
Ukraine Government Bond ,
Senior Bond, 144A, 2/01/35 .......................... Ukraine 30,270 17,358
Senior Bond, 144A, 4.5%, 2/01/35 ..................... Ukraine 160,000 98,093
Senior Bond, 144A, 2/01/36 .......................... Ukraine 25,225 14,420
Senior Bond, 144A, 4.5%, 2/01/36 ..................... Ukraine 190,000 115,024
Senior Note, 144A, 2/01/30 .......................... Ukraine 9,585 6,224
Senior Note, 144A, 2/01/34 .......................... Ukraine 35,820 17,678
Senior Note, 144A, 4.5%, 2/01/34 ..................... Ukraine 110,000 68,724
b
United Arab Emirates Government Bond , Senior Bond , 144A,
2.875% , 10/19/41 ..................................
United Arab
Emirates 570,000 443,485
Uruguay Government Bond ,
Senior Bond, 7.875%, 1/15/33 ........................ Uruguay 400,000 479,200
Senior Bond, 5.1%, 6/18/50 .......................... Uruguay 60,000 57,759
b
Uzbekistan Government Bond , Senior Note , Reg S, 6.9% ,
2/28/32 ......................................... Uzbekistan 520,000 563,624
b,l
Venezuela Government Bond ,
Senior Bond, Reg S, 6%, 12/09/20 ..................... Venezuela 760,000 269,116
Senior Bond, Reg S, 7.65%, 4/21/25 ................... Venezuela 690,000 268,134
Total Foreign Government and Agency Securities (Cost $29,499,011) ............
30,167,644
U.S. Government and Agency Securities 2.8%
U.S. Treasury Bonds ,
4.25%, 11/15/40 .................................. United States 2,360,000 2,338,428
m
2.75%, 8/15/42 ................................... United States 5,000,000 3,990,039
3%, 2/15/49 ..................................... United States 5,000,000 3,823,828
2%, 8/15/51 ..................................... United States 1,370,000 819,806
2.875%, 5/15/52 .................................. United States 220,000 159,921
3.625%, 2/15/53 .................................. United States 470,000 394,709
U.S. Treasury Notes ,
2.75%, 2/15/28 ................................... United States 2,080,000 2,055,381
1.25%, 9/30/28 ................................... United States 2,100,000 1,990,119
2.375%, 3/31/29 .................................. United States 1,160,000 1,125,472
1.5%, 2/15/30 .................................... United States 90,000 83,584
2.75%, 8/15/32 ................................... United States 660,000 624,899
3.375%, 5/15/33 .................................. United States 2,770,000 2,705,998
3.875%, 8/15/33 .................................. United States 1,650,000 1,662,182
4.375%, 5/15/34 .................................. United States 1,180,000 1,225,310
4.25%, 11/15/34 .................................. United States 830,000 852,873
Total U.S. Government and Agency Securities (Cost $24,090,757) ...............
23,852,549
Asset-Backed Securities 1.7%
Automobiles 0.0%
†
k
Volkswagen Auto Loan Enhanced Trust , 2025-2 , A2B , FRN ,
4.032% , ( 30-day SOFR Average + 0.37% ), 8/21/28 . ........ United States 232,000 232,271
Banks 0.1%
Capital One Multi-Asset Execution Trust , 2023-A1 , A , 4.42% ,
5/15/28 . ......................................... United States 625,000 625,778
Capital Markets 0.1%
b,k
Magnetite XL Ltd. , 2024-40A , A1 , 144A, FRN , 5.122% , ( 3-month
SOFR + 1.45% ), 7/15/37 . ............................ United States 500,000 501,625

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Consumer Finance 0.2%
Capital One Prime Auto Receivables Trust , 2025-1 , A3 , 3.85% ,
7/15/30 . ......................................... United States 162,000 $ 162,643
GM Financial Consumer Automobile Receivables Trust , 2022-3 ,
A4 , 3.71% , 12/16/27 . ............................... United States 110,885 110,827
Hyundai Auto Receivables Trust ,
2023-B, A3, 5.48%, 4/17/28 .......................... United States 255,928 257,563
k
2026-A, A2B, FRN, 3.998%, (30-day SOFR Average + 0.34%),
2/15/29 ......................................... United States 327,000 327,175
Nissan Auto Receivables Owner Trust , 2025-B , A2A , 4% , 7/17/28 .
United States 327,000 327,580
Toyota Auto Receivables Owner Trust ,
2023-B, A3, 4.71%, 2/15/28 .......................... United States 36,230 36,368
k
2025-D, A2B, FRN, 3.978%, (30-day SOFR Average + 0.32%),
8/15/28 ......................................... United States 174,000 174,117
World Omni Auto Receivables Trust , 2026-A , A3 , 3.86% , 5/15/31 .
United States 50,000 50,240
1,446,513
a a a a a a
Financial Services 1.3%
b,k
Allegro CLO XII Ltd. , 2020-1A , A1R , 144A, FRN , 5.11% , ( 3-month
SOFR + 1.44% ), 7/21/37 . ............................ United States 250,000 250,625
b,k
Bain Capital Credit CLO Ltd. , 2022-2A , A1R , 144A, FRN , 4.819% ,
( 3-month SOFR + 1.15% ), 4/22/35 . .................... United States 250,000 250,552
b
Bank of America Auto Trust , 2023-2A , A4 , 144A, 5.66% , 11/15/29 . United States 175,000 178,184
b,k
Birch Grove CLO 2 Ltd. , 2021-2A , A1R , 144A, FRN , 5.068% ,
( 3-month SOFR + 1.4% ), 10/19/37 . .................... United States 125,000 125,393
b,k
Birch Grove CLO 8 Ltd. , 2024-8A , A1 , 144A, FRN , 5.298% ,
( 3-month SOFR + 1.63% ), 4/20/37 . .................... Jersey 150,000 150,562
b
BofA Auto Trust , 2024-1A , A3 , 144A, 5.35% , 11/15/28 . ........ United States 45,758 46,175
b,k
BRAVO Residential Funding Trust , 2025-HE1 , A1 , 144A, FRN ,
5.017% , ( 30-day SOFR Average + 1.35% ), 9/25/72 . ........ United States 130,402 130,783
b,k
CBAM Ltd. , 2017-2A , AR , 144A, FRN , 5.119% , ( 3-month SOFR +
1.452% ), 7/17/34 . ................................. United States 200,000 200,406
b
Chase Auto Owner Trust , 2025-1A , A3 , 144A, 4.29% , 6/25/30 . .. United States 50,000 50,529
b,k
CIFC Funding Ltd. , 2021-7A , AR , 144A, FRN , 4.761% , ( 3-month
SOFR + 1.09% ), 1/23/35 . ............................ United States 488,000 488,672
b
Compass Datacenters Issuer II LLC ,
2024-2A, A1, 144A, 5.022%, 8/25/49 ................... United States 181,000 182,822
2025-2A, A1, 144A, 4.926%, 11/25/50 .................. United States 259,000 261,281
b,k
Diameter Capital CLO 7 Ltd. , 2024-7A , A1A , 144A, FRN , 5.148% ,
( 3-month SOFR + 1.48% ), 7/20/37 . .................... United States 250,000 250,936
b,k
Elevation CLO Ltd. ,
2018-10A, AR, 144A, FRN, 4.588%, (3-month SOFR + 0.92%),
10/20/31 ........................................ United States 315 315
2021-13A, A1R, 144A, FRN, 4.732%, (3-month SOFR +
1.06%), 7/15/34 ................................... United States 250,000 250,301
b
FIGRE Trust ,
2025-FL1, A1, 144A, 5.265%, 7/25/55 .................. United States 124,371 125,206
2025-FL2, A1, 144A, 5.053%, 11/25/55 ................. United States 142,504 143,678
Ford Credit Auto Owner Trust ,
2022-C, A4, 4.59%, 12/15/27 ......................... United States 62,082 62,185
k
2025-B, A2B, FRN, 3.958%, (30-day SOFR Average + 0.3%),
6/15/28 ......................................... United States 51,000 51,020
b,k
GoldenTree Loan Management US CLO 11 Ltd. , 2021-11A , AR ,
144A, FRN , 4.748% , ( 3-month SOFR + 1.08% ), 10/20/34 . ... United States 2,500,000 2,503,263
Honda Auto Receivables Owner Trust , 2026-1 , A2A , 3.71% ,
9/21/28 . ......................................... United States 194,000 193,947

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b
J.P. Morgan Mortgage Trust ,
k
2023-HE2, A1, 144A, FRN, 5.362%, (30-day SOFR Average +
1.7%), 3/20/54 .................................... United States 135,504 $ 136,066
2024-CES1, A1A, 144A, 5.919%, 6/25/54 ................ United States 48,939 49,303
k
2025-HE3, A1, 144A, FRN, 5.012%, (30-day SOFR Average +
1.35%), 3/20/56 ................................... United States 79,645 79,959
b,k
Madison Park Funding XXX Ltd. , 2018-30A , A1R , 144A, FRN ,
5.031% , ( 3-month SOFR + 1.36% ), 7/16/37 . .............. United States 250,000 250,769
b,f,k
Neuberger Berman Loan Advisers CLO 51 Ltd. , 2022-51A , BR2 ,
144A, FRN , Zero Cpn., ( 3-month SOFR + 1.4% ), 10/23/36 . .. Jersey 250,000 250,125
b,k
Northwoods Capital 25 Ltd. , 2021-25A , B1R , 144A, FRN , 5.268% ,
( 3-month SOFR + 1.6% ), 7/20/34 . ..................... United States 370,000 370,845
b,k
Oaktree CLO Ltd. , 2021-1A , A1R , 144A, FRN , 5.022% , ( 3-month
SOFR + 1.35% ), 1/15/38 . ............................ United States 250,000 250,695
b
PK Alift Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 . .. United States 237,708 239,586
b,f
PK Alift Loan Funding 8 LP , 2026-1 , A , 144A, 4.614% , 9/15/43 . . United States 250,000 252,405
b,k
Signal Peak CLO 5 Ltd. , 2018-5A , A1R , 144A, FRN , 5.218% ,
( 3-month SOFR + 1.55% ), 4/25/37 . .................... United States 250,000 250,837
b,k
Sound Point CLO XXXII Ltd. ,
2021-4A, A, 144A, FRN, 5.08%, (3-month SOFR + 1.412%),
10/25/34 ........................................ United States 250,000 250,000
2021-4A, AR, 144A, FRN, Zero Cpn., (3-month SOFR + 1.03%),
10/25/34 ........................................ United States 250,000 250,000
b,k
Symphony CLO XXIII Ltd. , 2020-23A , AR2 , 144A, FRN , 4.572% ,
( 3-month SOFR + 0.9% ), 1/15/34 . ..................... United States 136,637 136,827
b,k
TCW CLO Ltd. , 2020-1A , A1R3 , 144A, FRN , 4.718% , ( 3-month
SOFR + 1.05% ), 4/20/34 . ............................ United States 2,450,000 2,452,754
b
Towd Point Mortgage Trust ,
2024-CES4, A1, 144A, 5.122%, 9/25/64 ................. United States 65,185 65,376
k
2025-HE1, A1A, 144A, FRN, 5.017%, (30-day SOFR Average +
1.35%), 7/25/65 ................................... United States 81,662 81,900
b,k
Venture 41 CLO Ltd. , 2021-41A , A1RR , 144A, FRN , 4.798% ,
( 3-month SOFR + 1.13% ), 1/20/34 . .................... United States 290,000 290,347
b,k
Venture XIX CLO Ltd. , 2014-19A , ARR , 144A, FRN , 5.194% ,
( 3-month SOFR + 1.522% ), 1/15/32 . ................... United States 62,280 62,455
b,k
Venture XV CLO Ltd. , 2013-15A , AR3 , 144A, FRN , 5.114% ,
( 3-month SOFR + 1.442% ), 7/15/32 . ................... United States 115,887 116,346
11,733,430
a a a a a a
Total Asset-Backed Securities (Cost $14,514,742) .............................
14,539,617
Commercial Mortgage-Backed Securities 1.7%
Financial Services 1.7%
b,n
1301 Trust , 2025-1301 , A , 144A, FRN , 5.059% , 8/11/42 ....... United States 139,000 142,456
b,k
AREIT Trust , 2022-CRE6 , A , 144A, FRN , 4.91% , ( 30-day SOFR
Average + 1.25% ), 1/20/37 ........................... United States 125,655 125,787
n
Banc of America Commercial Mortgage Trust , 2015-UBS7 , AS ,
FRN , 3.989% , 9/15/48 .............................. United States 91,869 91,678
n,o
BANK , 2020-BN26 , XA , IO, FRN , 1.19% , 3/15/63 ........... United States 3,716,134 131,290
BANK5 Trust ,
n,o
2025-5YR18, XA, IO, FRN, 1.048%, 12/15/58 ............. United States 14,901,993 666,912
2026-5YR20, AS, 5.336%, 2/15/59 ..................... United States 174,000 180,753
Barclays Commercial Mortgage Trust , 2019-C5 , C , 3.71% ,
11/15/52 ........................................ United States 402,000 373,950
n
BBCMS Mortgage Trust ,
2023-C21, A3, FRN, 6.296%, 9/15/56 ................... United States 73,000 78,621
o
2025-5C34, XA, IO, FRN, 1.167%, 5/15/58 ............... United States 1,630,499 71,938

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
Benchmark Mortgage Trust ,
2019-B13, A2, 2.889%, 8/15/57 ....................... United States 145,189 $ 141,428
n,o
2020-B21, XA, IO, FRN, 1.402%, 12/17/53 ............... United States 5,372,582 281,117
n
2025-V16, AS, FRN, 5.859%, 8/15/58 ................... United States 483,000 509,528
n,o
BMO Mortgage Trust , 2025-5C10 , XA , IO, FRN , 1.354% , 5/15/58 United States 1,021,875 49,947
b,k
BX Commercial Mortgage Trust , 2026-CSMO , A , 144A, FRN ,
5.067% , ( 1-month SOFR + 1.4% ), 2/15/42 ............... United States 179,000 179,276
b
BX Trust ,
n
2025-ARIA, B, 144A, FRN, 5.177%, 12/13/42 ............. United States 130,000 133,269
k
2025-VOLT, A, 144A, FRN, 5.36%, (1-month SOFR + 1.7%),
12/15/44 ........................................ United States 125,000 125,337
n
CGMS Commercial Mortgage Trust , 2017-B1 , AS , FRN , 3.711% ,
8/15/50 ......................................... United States 80,000 78,907
Citigroup Commercial Mortgage Trust ,
n
2014-GC21, C, FRN, 4.78%, 5/10/47 ................... United States 643,275 641,641
2016-C3, A4, 3.154%, 11/15/49 ....................... United States 953,000 944,782
n
2016-P6, B, FRN, 4.148%, 12/10/49 .................... United States 368,000 345,901
COMM Mortgage Trust ,
b
2013-CR6, B, 144A, 3.397%, 3/10/46 ................... United States 158,017 157,068
n
2015-CR26, B, FRN, 4.613%, 10/10/48 ................. United States 834,265 824,027
n
2015-DC1, B, FRN, 4.035%, 2/10/48 ................... United States 352,000 337,642
n
2017-COR2, C, FRN, 4.587%, 9/10/50 .................. United States 127,000 122,078
CSAIL Commercial Mortgage Trust ,
2016-C6, AS, 3.346%, 1/15/49 ........................ United States 171,000 170,411
n,o
2019-C15, XA, IO, FRN, 0.987%, 3/15/52 ................ United States 5,143,084 116,924
n
CSMC Trust , 2016-NXSR , AS , FRN , 4.049% , 12/15/49 ....... United States 176,000 173,549
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
n
2013-C10, C, FRN, 4.206%, 12/15/47 .................. United States 35,255 34,224
2016-JP3, AS, 3.144%, 8/15/49 ....................... United States 675,000 662,773
n
JPMBB Commercial Mortgage Securities Trust , 2014-C18 , B ,
FRN , 4.525% , 2/15/47 .............................. United States 659,563 655,585
n
JPMDB Commercial Mortgage Securities Trust , 2018-C8 , C , FRN ,
4.755% , 6/15/51 ................................... United States 133,000 121,020
b,n,o
LCCM Trust , 2017-LC26 , XA , IO, 144A, FRN , 1.502% , 7/12/50 . United States 2,879,256 34,313
b,n
MAD Commercial Mortgage Trust ,
2025-11MD, A, 144A, FRN, 4.912%, 10/15/42 ............ United States 125,000 126,997
2025-11MD, C, 144A, FRN, 5.818%, 10/15/42 ............ United States 175,000 179,035
n
Morgan Stanley Bank of America Merrill Lynch Trust ,
2013-C9, B, FRN, 3.708%, 5/15/46 .................... United States 185,834 181,664
2015-C21, B, FRN, 3.854%, 3/15/48 ................... United States 909,948 891,729
2015-C22, B, FRN, 3.883%, 4/15/48 ................... United States 138,000 127,931
2016-C32, AS, FRN, 3.994%, 12/15/49 ................. United States 1,022,000 1,015,400
o
2016-C32, XA, IO, FRN, 0.633%, 12/15/49 ............... United States 8,832,959 34,690
n
Morgan Stanley Capital I Trust , 2018-L1 , C , FRN , 4.8% , 10/15/51 United States 263,000 244,217
b
One Bryant Park Trust , 2019-OBP , A , 144A, 2.516% , 9/15/54 .. United States 125,000 117,508
b,k
SHRN Trust , 2025-MF18 , A , 144A, FRN , 4.86% , ( 1-month SOFR
+ 1.2% ), 10/15/40 ................................. United States 180,000 180,332
n,o
Wachovia Bank Commercial Mortgage Trust , 2006-C29 , IO, FRN ,
0.293% , 11/15/48 .................................. United States 6,963 9
Wells Fargo Commercial Mortgage Trust ,
2017-C39, B, 4.025%, 9/15/50 ........................ United States 491,000 473,955
2019-C49, B, 4.546%, 3/15/52 ........................ United States 581,000 573,432
n
2020-C56, B, FRN, 3.61%, 6/15/53 .................... United States 904,000 830,696

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
n
WFRBS Commercial Mortgage Trust , 2014-C21 , B , FRN , 4.213% ,
8/15/47 ......................................... United States 746,505 $ 736,362
14,418,089
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $13,829,644) ..............
14,418,089
Mortgage-Backed Securities 17.8%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.8%
FHLMC Pool, 15 Year, 2.5%, 10/01/36 .................... United States 302,448 288,753
FHLMC Pool, 30 Year, 2%, 3/01/51 ...................... United States 1,079,921 901,974
FHLMC Pool, 30 Year, 2.5%, 1/01/52 - 4/01/52 ............. United States 2,914,814 2,578,795
FHLMC Pool, 30 Year, 3%, 3/01/43 - 8/01/52 ............... United States 1,141,989 1,054,217
FHLMC Pool, 30 Year, 3.5%, 8/01/43 ..................... United States 159,067 154,052
FHLMC Pool, 30 Year, 4%, 9/01/49 ...................... United States 864,247 853,707
FHLMC Pool, 30 Year, 4.5%, 9/01/52 ..................... United States 448,519 448,439
FHLMC Pool, 30 Year, 5.5%, 12/01/52 .................... United States 211,853 216,464
FHLMC Pool, 30 Year, 6%, 9/01/53 ...................... United States 299,619 310,235
6,806,636
Federal National Mortgage Association (FNMA) Fixed Rate 12.4%
FNMA, 3.5%, 6/01/56 ................................ United States 1,050,896 989,076
FNMA, 15 Year, 1.5%, 7/01/36 ......................... United States 584,655 535,956
FNMA, 15 Year, 2%, 3/01/36 ........................... United States 840,868 786,300
FNMA, 30 Year, 2%, 10/01/50 - 3/01/52 ................... United States 4,383,890 3,686,610
FNMA, 30 Year, 2.5%, 11/01/51 - 3/01/52 ................. United States 1,552,996 1,373,176
FNMA, 30 Year, 3%, 2/01/43 - 3/01/52 .................... United States 826,163 762,903
FNMA, 30 Year, 3.5%, 6/01/42 - 6/01/52 .................. United States 1,292,651 1,227,583
FNMA, 30 Year, 4.5%, 8/01/52 - 1/01/53 .................. United States 436,891 436,724
FNMA, 30 Year, 5%, 1/01/49 - 8/01/49 .................... United States 42,363 43,289
FNMA, 30 Year, 5.5%, 1/01/38 - 11/01/52 ................. United States 552,286 568,190
FNMA, 30 Year, 6.5%, 4/01/53 ......................... United States 166,184 173,305
p
Uniform Mortgage-Backed Securities, 1.5%, TBA, 3/25/41 ..... United States 1,460,000 1,331,918
p
Uniform Mortgage-Backed Securities, 2%, TBA, 3/25/41 ...... United States 1,710,000 1,593,919
p
Uniform Mortgage-Backed Securities, 2%, TBA, 3/25/56 ...... United States 15,100,000 12,513,409
p
Uniform Mortgage-Backed Securities, 2.5%, TBA, 3/25/41 ..... United States 260,000 247,979
p
Uniform Mortgage-Backed Securities, 2.5%, TBA, 3/25/56 ..... United States 10,680,000 9,255,336
p
Uniform Mortgage-Backed Securities, 3%, TBA, 3/25/56 ...... United States 4,580,000 4,142,613
p
Uniform Mortgage-Backed Securities, 3.5%, TBA, 3/25/56 ..... United States 3,300,000 3,110,299
p
Uniform Mortgage-Backed Securities, 4%, TBA, 3/25/56 ...... United States 3,590,000 3,489,651
p
Uniform Mortgage-Backed Securities, 4.5%, TBA, 3/25/41 ..... United States 40,000 40,174
p
Uniform Mortgage-Backed Securities, 5%, TBA, 3/25/41 ...... United States 1,560,000 1,583,779
p
Uniform Mortgage-Backed Securities, 5.5%, TBA, 3/25/56 ..... United States 36,000,000 36,582,805
p
Uniform Mortgage-Backed Securities, 6%, TBA, 3/25/56 ...... United States 13,920,000 14,279,756
p
Uniform Mortgage-Backed Securities, 6.5%, TBA, 3/25/56 ..... United States 7,590,000 7,884,224
106,638,974
Government National Mortgage Association (GNMA) Fixed Rate 4.6%
GNMA II, 30 Year, 2.5%, 2/20/52 - 3/20/52 ................. United States 985,631 870,198
GNMA II, 30 Year, 3.5%, 3/20/47 ........................ United States 886,198 841,552
p
GNMA II, Single-family, 30 Year, 2%, 3/15/56 ............... United States 4,170,000 3,534,040
p
GNMA II, Single-family, 30 Year, 2.5%, 3/15/56 ............. United States 3,260,000 2,877,342
GNMA II, Single-family, 30 Year, 3%, 11/20/53 - 1/20/54 ....... United States 776,836 716,324
p
GNMA II, Single-family, 30 Year, 3%, 3/15/56 ............... United States 1,720,000 1,577,913
GNMA II, Single-family, 30 Year, 3.5%, 10/20/49 - 11/20/49 .... United States 43,582 40,471
p
GNMA II, Single-family, 30 Year, 3.5%, 3/15/56 ............. United States 1,250,000 1,173,422
GNMA II, Single-family, 30 Year, 4%, 12/20/52 .............. United States 492,707 478,340

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
p
GNMA II, Single-family, 30 Year, 4%, 3/15/56 ............... United States 2,040,000 $ 1,962,860
p
GNMA II, Single-family, 30 Year, 4.5%, 3/15/56 ............. United States 3,260,000 3,222,561
GNMA II, Single-family, 30 Year, 5%, 5/20/49 ............... United States 34,769 35,299
p
GNMA II, Single-family, 30 Year, 5%, 3/15/56 ............... United States 6,250,000 6,272,670
GNMA II, Single-family, 30 Year, 5.5%, 5/20/49 ............. United States 13,235 13,594
p
GNMA II, Single-family, 30 Year, 5.5%, 3/15/56 ............. United States 10,480,000 10,615,377
GNMA II, Single-family, 30 Year, 6%, 11/20/53 .............. United States 833,459 868,291
p
GNMA II, Single-family, 30 Year, 6%, 3/15/56 ............... United States 4,690,000 4,784,812
39,885,066
Total Mortgage-Backed Securities (Cost $152,795,910) .........................
153,330,676
Residential Mortgage-Backed Securities 1.0%
Financial Services 1.0%
b
A&D Mortgage Trust ,
2023-NQM2, A1, 144A, 6.132%, 5/25/68 ................ United States 224,340 224,394
2023-NQM5, A1, 144A, 7.049%, 11/25/68 ............... United States 383,677 387,904
b,k
Chase Home Lending Mortgage Trust ,
2024-11, A11, 144A, FRN, 4.917%, (30-day SOFR Average +
1.25%), 11/25/55 .................................. United States 92,739 93,110
2025-10, A11, 144A, FRN, 4.967%, (30-day SOFR Average +
1.3%), 7/25/56 .................................... United States 88,316 88,675
2025-7, A11, 144A, FRN, 5.067%, (30-day SOFR Average +
1.4%), 5/25/56 .................................... United States 49,133 49,385
b
COLT Mortgage Loan Trust , 2023-3 , A1 , 144A, 7.18% , 9/25/68 . United States 486,988 492,003
b
Cross Mortgage Trust , 2024-H3 , A1 , 144A, 6.272% , 6/25/69 ... United States 332,988 337,301
b,k
EFMT , 2025-NQM4 , A1F , 144A, FRN , 4.867% , ( 30-day SOFR
Average + 1.2% ), 9/25/70 ............................ United States 177,283 177,587
b,k
FHLMC STACR REMIC Trust ,
2021-DNA5, M2, 144A, FRN, 5.317%, (30-day SOFR Average
+ 1.65%), 1/25/34 ................................. United States 9,460 9,502
2021-DNA6, M2, 144A, FRN, 5.167%, (30-day SOFR Average
+ 1.5%), 10/25/41 ................................. United States 35,994 36,100
2021-DNA7, M2, 144A, FRN, 5.467%, (30-day SOFR Average
+ 1.8%), 11/25/41 .................................. United States 108,000 108,506
2022-DNA5, M1A, 144A, FRN, 6.617%, (30-day SOFR Average
+ 2.95%), 6/25/42 ................................. United States 174,377 177,110
2022-DNA6, M1A, 144A, FRN, 5.817%, (30-day SOFR Average
+ 2.15%), 9/25/42 ................................. United States 34,369 34,508
2023-DNA1, M1A, 144A, FRN, 5.768%, (30-day SOFR Average
+ 2.1%), 3/25/43 .................................. United States 13,289 13,436
2023-HQA2, M1A, 144A, FRN, 5.667%, (30-day SOFR Average
+ 2%), 6/25/43 .................................... United States 4,040 4,045
2023-HQA3, A1, 144A, FRN, 5.517%, (30-day SOFR Average +
1.85%), 11/25/43 .................................. United States 31,816 32,085
2023-HQA3, M1, 144A, FRN, 5.517%, (30-day SOFR Average
+ 1.85%), 11/25/43 ................................. United States 7,286 7,322
2024-HQA2, A1, 144A, FRN, 4.917%, (30-day SOFR Average +
1.25%), 8/25/44 ................................... United States 202,400 203,256
2025-DNA1, A1, 144A, FRN, 4.617%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 34,840 34,857
2025-DNA2, A1, 144A, FRN, 4.767%, (30-day SOFR Average +
1.1%), 5/25/45 .................................... United States 93,413 93,652
2025-DNA2, M1, 144A, FRN, 4.867%, (30-day SOFR Average
+ 1.2%), 5/25/45 .................................. United States 387,642 387,925
2025-DNA3, M1, 144A, FRN, 4.767%, (30-day SOFR Average
+ 1.1%), 9/25/45 .................................. United States 142,136 142,213

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,k
FHLMC STACR REMIC Trust, (continued)
2025-DNA4, M1, 144A, FRN, 4.767%, (30-day SOFR Average
+ 1.1%), 10/25/45 ................................. United States 86,175 $ 86,524
k
FNMA Connecticut Avenue Securities Trust ,
2017-C06, 2M2, FRN, 6.582%, (30-day SOFR Average +
2.914%), 2/25/30 .................................. United States 239,676 245,750
2018-C04, 2M2, FRN, 6.332%, (30-day SOFR Average +
2.664%), 12/25/30 ................................. United States 51,855 53,225
b
2021-R03, 1M2, 144A, FRN, 5.317%, (30-day SOFR Average +
1.65%), 12/25/41 .................................. United States 35,000 35,167
b
2022-R02, 2M2, 144A, FRN, 6.667%, (30-day SOFR Average +
3%), 1/25/42 ..................................... United States 531,550 540,015
b
2022-R03, 1M2, 144A, FRN, 7.167%, (30-day SOFR Average +
3.5%), 3/25/42 .................................... United States 13,000 13,314
b
2022-R04, 1M2, 144A, FRN, 6.767%, (30-day SOFR Average +
3.1%), 3/25/42 .................................... United States 13,000 13,286
b
2022-R05, 2M1, 144A, FRN, 5.567%, (30-day SOFR Average +
1.9%), 4/25/42 .................................... United States 62,860 62,948
b
2023-R01, 1M1, 144A, FRN, 6.067%, (30-day SOFR Average +
2.4%), 12/25/42 ................................... United States 11,687 11,994
b
2023-R02, 1M1, 144A, FRN, 5.967%, (30-day SOFR Average +
2.3%), 1/25/43 .................................... United States 25,499 26,149
b
2023-R06, 1M1, 144A, FRN, 5.367%, (30-day SOFR Average +
1.7%), 7/25/43 .................................... United States 25,420 25,529
b
2023-R07, 2M1, 144A, FRN, 5.617%, (30-day SOFR Average +
1.95%), 9/25/43 ................................... United States 5,539 5,560
b
2024-R03, 2M1, 144A, FRN, 4.817%, (30-day SOFR Average +
1.15%), 3/25/44 ................................... United States 212,967 213,012
b
2024-R04, 1M1, 144A, FRN, 4.767%, (30-day SOFR Average +
1.1%), 5/25/44 .................................... United States 4,684 4,686
b
2024-R06, 1A1, 144A, FRN, 4.817%, (30-day SOFR Average +
1.15%), 9/25/44 ................................... United States 38,524 38,651
b
2025-R01, 1A1, 144A, FRN, 4.617%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 36,084 36,111
b
2025-R01, 1M1, 144A, FRN, 4.767%, (30-day SOFR Average +
1.1%), 1/25/45 .................................... United States 25,744 25,771
b
2025-R02, 1A1, 144A, FRN, 4.667%, (30-day SOFR Average +
1%), 2/25/45 ..................................... United States 87,521 87,636
b
2025-R02, 1M1, 144A, FRN, 4.817%, (30-day SOFR Average +
1.15%), 2/25/45 ................................... United States 152,023 152,134
b
2025-R03, 2A1, 144A, FRN, 5.117%, (30-day SOFR Average +
1.45%), 3/25/45 ................................... United States 114,076 114,738
b
2025-R04, 1A1, 144A, FRN, 4.667%, (30-day SOFR Average +
1%), 5/25/45 ..................................... United States 69,932 70,039
b
2025-R04, 1M1, 144A, FRN, 4.867%, (30-day SOFR Average +
1.2%), 5/25/45 .................................... United States 158,793 159,149
b
2025-R06, 1A1, 144A, FRN, 4.567%, (30-day SOFR Average +
0.9%), 9/25/45 .................................... United States 137,430 137,530
b
2026-R01, 2A1, 144A, FRN, 4.517%, (30-day SOFR Average +
0.85%), 1/25/46 ................................... United States 237,027 237,013
b
2026-R01, 2M1, 144A, FRN, 4.667%, (30-day SOFR Average +
1%), 1/25/46 ..................................... United States 279,834 279,976
b
GCAT Trust , 2020-NQM2 , A3 , 144A, 3.935% , 4/25/65 ........ United States 12,970 12,768
b
HOMES Trust , 2024-NQM1 , A1 , 144A, 5.915% , 7/25/69 ...... United States 71,817 72,677
b
Mill City Mortgage Loan Trust , 2023-NQM1 , A1 , 144A, 6.05% ,
10/25/67 ........................................ United States 220,571 220,079
k
MortgageIT Trust , 2004-1 , M2 , FRN , 4.793% , ( 1-month SOFR +
1.119% ), 11/25/34 ................................. United States 67,753 64,440

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b
OBX Trust ,
2023-NQM8, A1, 144A, 7.045%, 9/25/63 ................ United States 90,014 $ 90,906
k
2025-J2, AF, 144A, FRN, 4.967%, (30-day SOFR Average +
1.3%), 9/25/55 .................................... United States 83,022 83,422
b,n
OLIT , 2025-HB2 , A , 144A, FRN , 3% , 11/25/38 .............. United States 138,537 136,033
b,k
Radian Mortgage Capital Trust , 2025-J3 , A25 , 144A, FRN ,
5.167% , ( 30-day SOFR Average + 1.5% ), 12/25/55 ........ United States 98,760 99,420
k
RALI Trust , 2006-QO5 , 1A1 , FRN , 4.218% , ( 1-month SOFR +
0.544% ), 5/25/46 .................................. United States 123,353 113,013
b,k
Sequoia Mortgage Trust , 2026-2 , A26F , 144A, FRN , 4.809% , ( 30-
day SOFR Average + 1.15% ), 3/25/56 .................. United States 238,000 238,589
b,k
Station Place Securitization Trust ,
2025-1, A, 144A, FRN, 4.573%, (1-month SOFR + 0.9%),
7/23/26 ......................................... United States 427,000 433,754
2025-3, A, 144A, FRN, 4.573%, (1-month SOFR + 0.9%),
9/23/26 ......................................... United States 410,000 411,471
2025-7, A, 144A, FRN, 4.573%, (1-month SOFR + 0.9%),
11/24/26 ........................................ United States 423,000 424,022
k
Structured Asset Mortgage Investments II Trust , 2007-AR1 , 2A1 ,
FRN , 4.148% , ( 1-month SOFR + 0.474% ), 1/25/37 ......... United States 411,204 377,496
8,588,873
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $8,524,291) ................
8,588,873
Agency Commercial Mortgage-Backed Securities 0.1%
Financial Services 0.1%
k
FHLMC ,
5466, FG, FRN, 4.617%, (30-day SOFR Average + 0.95%),
10/25/54 ........................................ United States 570,804 575,026
5471, FD, FRN, 4.517%, (30-day SOFR Average + 0.85%),
11/25/54 ........................................ United States 108,365 108,750
k
FNMA ,
2024-77, DF, FRN, 4.867%, (30-day SOFR Average + 1.2%),
10/25/53 ........................................ United States 128,844 130,493
2024-82, FE, FRN, 4.617%, (30-day SOFR Average + 0.95%),
11/25/54 ........................................ United States 156,119 156,948
2024-93, FD, FRN, 4.717%, (30-day SOFR Average + 1.05%),
12/25/54 ........................................ United States 225,369 226,778
1,197,995
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $1,194,113) ........
1,197,995
Municipal Bonds 0.1%
California 0.1%
California Health Facilities Financing Authority , State of California
Personal Income Tax , Revenue , 2022 , 4.19% , 6/01/37 ...... United States 130,000 127,366
City of Orange , Revenue , 2021 , Refunding , 2.65% , 6/01/34 ....
United States 60,000 53,072
County of Fresno , Revenue , 2004 A , NATL Insured , 4.27%,
8/15/32 ......................................... United States 75,000 57,240
State of California , GO , 4.35% , 11/01/32 ..................
United States 160,000 163,652
401,330
New Jersey 0.0%
†
New Jersey Transportation Trust Fund Authority , State of New
Jersey , Revenue , 2010 B , 6.561% , 12/15/40 ............. United States 25,000 28,726

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Municipal Bonds
(continued)
New York 0.0%
†
New York City Transitional Finance Authority , Future Tax Secured ,
Revenue , 2026 F-2 , 4.66% , 2/01/36 .................... United States 90,000 $ 91,582
Ohio 0.0%
†
JobsOhio Beverage System , Revenue, Senior Lien , 2020 A , ETM,
2.833% , 1/01/38 ................................... United States 70,000 61,266
Pennsylvania 0.0%
†
Pennsylvania Economic Development Financing Authority ,
Revenue , 2025 , 5.689% , 6/01/54 ...................... United States 85,000 87,693
Total Municipal Bonds (Cost $660,381) .......................................
670,597
Total Long Term Investments (Cost $689,587,318) .............................
710,208,731
a
Short Term Investments 0.3%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.2%
e,m
U.S. Treasury Bills, 3.53%, 7/16/26 ...................... United States 1,700,000 1,677,283
Total U.S. Government and Agency Securities (Cost $1,677,119) ................
1,677,283
Shares
Money Market Funds 0.1%
q,r
JPM USD Treasury CNAV Fund, 3.176% .................. Luxembourg 12,151 12,151
q,r,s
Putnam Government Money Market Fund, Class G, 3.508% ... United States 1,117,672 1,117,672
Total Money Market Funds (Cost $1,129,823) .................................
1,129,823
Total Short Term Investments (Cost $2,806,942 ) ...............................
2,807,106
a
Total Investments (Cost $692,394,260) 82.8% .................................
$713,015,837
TBA Sale Commitments (0.8)% ..............................................
(6,629,715)
Other Assets, less Liabilities 18.0% ..........................................
154,707,415
Net Assets 100.0% .........................................................
$861,093,537
a a a
Principal
Amount
*
t
TBA Sale Commitments (0.8)%
Mortgage-Backed Securities (0.8)%
Federal National Mortgage Association (FNMA) Fixed Rate (0.8)%
Uniform Mortgage-Backed Securities ,
4.5%, TBA, 3/25/56 ................................ United States (4,590,000) (4,539,898)
5%, TBA, 3/25/56 .................................. United States (2,080,000) (2,089,817)
(6,629,715)
Total TBA Sale Commitments (Proceeds $(6,599,878)) .........................
$(6,629,715)

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2026, the aggregate value of these securities was $176,687,957, representing 20.5% of net assets.
c
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
d
Variable rate security. The rate shown represents the yield at period end.
e
The rate shown represents the yield at period end.
f
A portion or all of the security purchased on a delayed delivery basis. See Note 1(d).
g
Income may be received in additional securities and/or cash.
h
Perpetual security with no stated maturity date.
i
The coupon rate shown represents the rate at period end.
j
See Note 1 ( f ) regarding senior floating rate interests.
k
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
l
Defaulted security or security for which income has been deemed uncollectible. See Note 7 .
m
A portion or all of the security has been segregated as collateral for certain derivative contracts. At February 28, 2026, the aggregate value of these securities pledged amounted to $4,989,158, representing 0.6% of net assets.
n
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
o
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
p
Security purchased on a to-be-announced (TBA) basis. See Note 1 ( d ).
q
The rate shown is the annualized seven-day effective yield at period end.
r
The security is owned by Franklin Multi-Asset Income Ltd., a wholly-owned subsidiary of the Fund. See Note 1(g).
s
See Note 3 ( g ) regarding investments in affiliated management investment companies.
t
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

At February 28, 2026, the Fund had the following futures contracts outstanding. See Note 1(e).
At February 28, 2026, the Fund had the following forward exchange contracts outstanding. See Note 1 ( e ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI EAFE Index ............................ Short 28 $ 4,431,140 3/20/26 $ (165,283)
MSCI Emerging Markets Index .................. Long 185 14,834,225 3/20/26 205,437
Russell 2000 E-Mini Index ...................... Short 7 922,145 3/20/26 (24,540)
S&P 500 E-Mini Index ......................... Long 19 6,544,550 3/20/26 (37,504)
Interest rate contracts
Canada 10 Year Bonds ........................ Long 104 9,365,756 6/19/26 44,600
Euro-BTP .................................. Long 33 4,790,265 3/06/26 27,456
Euro-Bund ................................. Long 123 18,927,211 3/06/26 144,320
Euro-OAT .................................. Long 33 4,831,988 3/06/26 33,284
Japan 10 Year Bonds ......................... Long 21 17,858,035 3/13/26 46,132
Long Gilt ................................... Long 53 6,691,136 6/26/26 76,865
U.S. Treasury 10 Year Notes .................... Short 1,763 200,651,438 6/18/26 (1,108,594)
U.S. Treasury 10 Year Ultra Notes ................ Short 72 8,404,875 6/18/26 (47,366)
U.S. Treasury 2 Year Notes ..................... Long 282 59,015,110 6/30/26 106,296
U.S. Treasury 5 Year Notes ..................... Long 749 82,495,328 6/30/26 289,696
U.S. Treasury Long Bonds ..................... Long 671 79,492,531 6/18/26 610,371
U.S. Treasury Ultra Bonds ...................... Long 25 3,039,844 6/18/26 25,324
Total Futures Contracts ...................................................................... $226,494
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BOFA Sell 355,200 477,095 3/17/26 $ — $ (1,604)
British Pound ...... BZWS Buy 103,100 138,479 3/17/26 467 —
British Pound ...... GSCO Sell 13,400 17,998 3/17/26 — (61)
British Pound ...... MSCO Buy 163,800 219,414 3/17/26 1,337 —
British Pound ...... SSBT Buy 53,100 70,893 3/17/26 670 —
British Pound ...... TDOM Sell 69,500 92,789 3/17/26 — (875)
Danish Krone ...... BOFA Buy 164,900 26,099 3/17/26 1 —
Danish Krone ...... BZWS Sell 13,000 2,058 3/17/26 — —
Danish Krone ...... CITI Sell 99,500 15,750 3/17/26 1 —
Danish Krone ...... MSCO Sell 1,309,500 207,461 3/17/26 195 —
Danish Krone ...... SSBT Sell 65,100 10,287 3/17/26 — (17)
Danish Krone ...... UBSW Sell 259,100 40,944 3/17/26 — (66)
Euro ............. BOFA Sell 226,000 266,915 3/17/26 — (326)
Euro ............. BZWS Sell 406,000 479,969 3/17/26 100 (220)
Euro ............. CITI Sell 30,200 35,700 3/17/26 — (11)
Euro ............. GSCO Sell 12,600 14,882 3/17/26 — (18)
Euro ............. JPHQ Sell 191,200 225,798 3/17/26 — (293)
Euro ............. MSCO Buy 21,000 24,761 3/17/26 71 —
Euro ............. SSBT Sell 341,100 402,188 3/17/26 — (1,158)
Euro ............. TDOM Buy 95,600 111,351 3/17/26 1,695 —

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. TDOM Sell 327,700 389,998 3/17/26 $ 2,498 $ —
Euro ............. UBSW Sell 124,800 147,149 3/17/26 — (425)
Norwegian Krone ... MSCO Sell 466,200 45,952 3/17/26 — (3,075)
Norwegian Krone ... SSBT Sell 487,800 48,079 3/17/26 — (3,219)
Norwegian Krone ... TDOM Buy 65,700 6,455 3/17/26 454 —
Norwegian Krone ... TDOM Sell 67,900 6,693 3/17/26 — (448)
Swedish Krona ..... BOFA Sell 15,400 1,674 3/17/26 — (33)
Swedish Krona ..... BZWS Buy 93,300 10,143 3/17/26 201 —
Swedish Krona ..... MSCO Buy 27,000 2,922 3/17/26 71 —
Swedish Krona ..... SSBT Buy 1,897,400 205,344 3/17/26 5,006 —
Swedish Krona ..... TDOM Buy 408,200 44,174 3/17/26 1,080 —
Swedish Krona ..... TDOM Sell 306,200 33,132 3/17/26 — (814)
Swiss Franc ....... BOFA Buy 53,600 68,233 3/17/26 1,600 —
Swiss Franc ....... BZWS Buy 4,200 5,347 3/17/26 125 —
Swiss Franc ....... MSCO Buy 89,800 113,997 3/17/26 2,997 —
Swiss Franc ....... UBSW Buy 36,300 46,068 3/17/26 1,225 —
Australian Dollar .... BOFA Buy 82,600 55,188 4/15/26 3,583 —
Australian Dollar .... CITI Buy 39,500 26,392 4/15/26 1,713 —
Australian Dollar .... MSCO Sell 161,100 108,259 4/15/26 — (6,365)
Australian Dollar .... TDOM Buy 149,300 100,334 4/15/26 5,894 —
Australian Dollar .... UBSW Sell 32,100 21,571 4/15/26 — (1,268)
Israeli New Shekel .. UBSW Buy 213,800 68,152 4/15/26 134 —
Hong Kong Dollar ... BZWS Buy 3,600 462 5/13/26 — —
Hong Kong Dollar ... CITI Buy 456,500 58,579 5/13/26 — (55)
Hong Kong Dollar ... GSCO Sell 399,900 51,324 5/13/26 56 —
Hong Kong Dollar ... MSCO Sell 193,200 24,794 5/13/26 25 —
Hong Kong Dollar ... UBSW Sell 709,600 91,055 5/13/26 83 —
Japanese Yen ...... BZWS Sell 5,612,700 36,058 5/13/26 — (111)
Japanese Yen ...... CITI Sell 10,537,300 67,685 5/13/26 — (220)
Japanese Yen ...... MSCO Buy 14,221,900 91,372 5/13/26 277 —
Japanese Yen ...... SSBT Sell 1,422,900 9,141 5/13/26 — (28)
Japanese Yen ...... TDOM Buy 25,928,000 166,553 5/13/26 533 —
Japanese Yen ...... UBSW Buy 5,460,800 35,083 5/13/26 108 —
Singapore Dollar .... BZWS Buy 130,400 103,229 5/13/26 392 —
Singapore Dollar .... JPHQ Buy 4,800 3,800 5/13/26 14 —
Singapore Dollar .... MSCO Buy 39,500 31,272 5/13/26 116 —
Singapore Dollar .... SSBT Buy 12,400 9,816 5/13/26 37 —
Singapore Dollar .... UBSW Sell 69,200 54,776 5/13/26 — (213)
Total Forward Exchange Contracts ................................................... $32,759 $(20,923)
Net unrealized appreciation (depreciation) ............................................ $11,836
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Multi-Asset Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

At February 28, 2026, the Fund had the following interest rate swap contracts outstanding. See Note 1 ( e ).
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.32% .... Annual 3/18/28 205,000 $ (441) $ 10 $ (451)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.47% .... Annual 3/18/31 649,000 (6,989) (342) (6,647)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.77% .... Annual 3/18/36 1,743,000 (33,938) (24,378) (9,560)
Receive Fixed 4.12% .. Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/56 2,732,000 105,413 70,595 34,818
Total Interest Rate Swap Contracts ................................. $64,045 $ 45,885 $18,160
*
In U.S. dollars unless otherwise indicated.
See Note 8 regarding other derivative information.
See A bbreviations on page 85 .

Putnam Asset Allocation Funds
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities*
February 28, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

Putnam Multi-
Asset Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $691,276,588
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 1,117,672
Value - Unaffiliated issuers .................................................................. $711,898,165
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 1,117,672
Cash .................................................................................... 278,545,439
Receivables:
Investment securities sold ................................................................... 126,340
Receivable for sales of TBA securities (Note 1 d ) .................................................. 6,599,878
Capital shares sold ........................................................................ 9,716,632
Dividends and interest ..................................................................... 4,279,663
Deposits with brokers for:
Centrally cleared swap contracts ............................................................ 190,563
Variation margin on futures contracts ........................................................... 544,430
Unrealized appreciation on OTC forward exchange contracts .......................................... 32,759
Prepaid expenses .......................................................................... 159,738
Other assets .............................................................................. 56
Total assets .......................................................................... 1,013,211,335
Liabilities:
Payables:
Investment securities purchased .............................................................. 12,872,368
Payable for purchases of TBA securities (Note 1 d ) ................................................ 131,748,856
Capital shares redeemed ................................................................... 351,135
Management fees ......................................................................... 77,774
Administrative fees ........................................................................ 147
Distribution fees .......................................................................... 32,050
Transfer agent fees ........................................................................ 77,693
Trustees' fees and expenses ................................................................. 166,951
Variation margin on centrally cleared swap contracts ............................................... 23,959
Unrealized depreciation on OTC forward exchange contracts .......................................... 20,923
TBA sale commitments, at value (proceeds $6,599,878 ) (Note 1d) ..................................... 6,629,715
Accrued expenses and other liabilities ........................................................... 116,227
Total liabilities ......................................................................... 152,117,798
Net assets, at value ................................................................. $861,093,537
Net assets consist of:
Paid-in capital ............................................................................. $916,452,664
Total distributable earnings (losses) ............................................................. (55,359,127)
Net assets, at value ................................................................. $861,093,537

Putnam Asset Allocation Funds
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities*
(continued)
February 28, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

Putnam Multi-
Asset Income
Fund
Class A:
Net assets, at value ....................................................................... $151,279,507
Shares outstanding ........................................................................ 13,082,044
Net asset value per share
a,b
.................................................................. $11.56
Maximum offering price per share (net asset value per share ÷ 96.00%)
b
................................ $12.04
Class C:
Net assets, at value ....................................................................... $3,322,264
Shares outstanding ........................................................................ 287,044
Net asset value and maximum offering price per share
a,b
............................................ $11.57
Class P:
Net assets, at value ....................................................................... $677,124,239
Shares outstanding ........................................................................ 58,475,673
Net asset value and maximum offering price per share
b
............................................. $11.58
Class R:
Net assets, at value ....................................................................... $1,653,884
Shares outstanding ........................................................................ 143,000
Net asset value and maximum offering price per share
b
............................................. $11.57
Class R5:
Net assets, at value ....................................................................... $12,404
Shares outstanding ........................................................................ 1,072
Net asset value and maximum offering price per share
b
............................................. $11.57
Class R6:
Net assets, at value ....................................................................... $1,048,074
Shares outstanding ........................................................................ 90,582
Net asset value and maximum offering price per share
b
............................................. $11.57
Class Y:
Net assets, at value ....................................................................... $26,653,165
Shares outstanding ........................................................................ 2,303,197
Net asset value and maximum offering price per share
b
............................................. $11.57
*
Consolidated financial statement. See Note 1(g).
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Asset Allocation Funds
Consolidated Financial Statements
Consolidated Statement of Operations*
for the six months ended February 28, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

Putnam Multi-
Asset Income
Fund
Investment income:
Dividends: (net of foreign taxes of $12,222)
Unaffiliated issuers ........................................................................ $747,167
Non-controlled affiliates (Note 3 g ) ............................................................. 305,814
Interest:
Unaffiliated issuers:
Paydown gain (loss) ..................................................................... 259,852
Paid in cash
a
........................................................................... 3,978,919
Total investment income ................................................................... 5,291,752
Expenses:
Management fees (Note 3 a ) ................................................................... 533,643
Administrative fees (Note 3 b ) .................................................................. 1,441
Distribution fees: (Note 3c )
    Class A ................................................................................ 184,375
    Class C ................................................................................ 17,452
    Class R ................................................................................ 4,001
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 109,923
    Class C ................................................................................ 2,620
    Class P ................................................................................ 2,932
    Class R ................................................................................ 1,192
    Class R5 ............................................................................... 9
    Class R6 ............................................................................... 214
    Class Y ................................................................................ 18,926
Custodian fe es ............................................................................. 4,672
Reports to shareholders fees .................................................................. 30,132
Registration and filing fees .................................................................... 42,940
Professional fees ........................................................................... 69,054
Trustees' fees and expenses (Note 3 f ) ........................................................... 4,208
Other .................................................................................... 18,931
Total expenses ......................................................................... 1,046,665
Expense reductions (Note 4 ) ............................................................... (6,671)
Expenses waived/paid by affiliates (Note 3 g and 3 h ) .............................................. (205,975)
Net expenses ......................................................................... 834,019
Net investment income ................................................................ 4,457,733

Putnam Asset Allocation Funds
Consolidated Financial Statements
Consolidated Statement of Operations*
(continued)
for the six months ended February 28, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

Putnam Multi-
Asset Income
Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 3,571,094
Foreign currency transactions ................................................................ 68
Forward exchange contracts ................................................................. (12,408)
Futures contracts ......................................................................... 164,582
TBA sale commitments ..................................................................... (48,725)
Swap contracts ........................................................................... 894
Net realized gain (loss) .................................................................. 3,675,505
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 6,215,340
Translation of other assets and liabilities denominated in foreign currencies .............................. (255)
Forward exchange contracts ................................................................. 25,920
Futures contracts ......................................................................... 281,894
TBA sale commitments ..................................................................... (28,017)
Swap contracts ........................................................................... 34,339
Net change in unrealized appreciation (depreciation) ............................................ 6,529,221
Net realized and unrealized gain (loss) ............................................................ 10,204,726
Net increase (decrease) in net assets resulting from operations .......................................... $14,662,459
*
Consolidated financial statement. See Note 1(g).
a
Includes amortization of premium and accretion of discount.

Putnam Asset Allocation Funds
Consolidated Financial Statements
Consolidated Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

Putnam Multi-Asset Income Fund
Six Months Ended
February 28, 2026
(unaudited)*
Year Ended
August 31, 2025
a
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $4,457,733 $9,137,528
Net realized gain (loss) ................................................. 3,675,505 7,152,603
Net change in unrealized appreciation (depreciation) ........................... 6,529,221 (1,636,243)
Net increase (decrease) in net assets resulting from operations ................ 14,662,459 14,653,888
Distributions to shareholders:
Class A ............................................................. (2,604,037) (6,036,883)
Class C ............................................................. (48,977) (172,750)
Class P ............................................................. (1,269,133) (1,937,247)
Class R ............................................................. (26,419) (58,978)
Class R5 ............................................................ (228) (513)
Class R6 ............................................................ (16,778) (92,248)
Class Y ............................................................. (479,080) (1,364,653)
Total distributions to shareholders .......................................... (4,444,652) (9,663,272)
Capital share transactions: (Note 2 )
Class A ............................................................. (480,193) (5,977,438)
Class C ............................................................. (519,772) (3,018,473)
Class P ............................................................. 628,410,089 11,592,931
Class R ............................................................. 35,628 (47,409)
Class R6 ............................................................ 255,997 (3,127,380)
Class Y ............................................................. 307,301 (10,043,007)
Total capital share transactions ............................................ 628,009,050 (10,620,776)
Net increase (decrease) in net assets ................................... 638,226,857 (5,630,160)
Net assets:
Beginning of period ..................................................... 222,866,680 228,496,840
End of period .......................................................... $861,093,537 $222,866,680
* Consolidated financial statement . See Note 1(g).
a
Includes the consolidated operations of Franklin Multi-Asset Income Ltd. from July 7, 2025 through August 31, 2025. See Note 1(g).

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)
Putnam Multi-Asset Income Fund

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1. Organization and Significant Accounting Policies
Putnam Asset Allocation Funds (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of four separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. Putnam
Multi-Asset Income Fund (Fund) is included in this report.
The Fund offers seven classes of shares: Class A, Class C,
Class P, Class R, Class R5, Class R6 and Class Y. Class
C shares automatically convert to Class A shares on a
monthly basis, after they have been held for 8 years. Each
class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
Effective July 15, 2026, Putnam Multi-Asset Income Fund
was renamed Franklin Multi-Asset Income Fund.
The following summarizes the  Fund 's significant accounting policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

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Putnam Multi-Asset Income Fund
(continued)
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
February 28, 2026, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Consolidated Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Stripped Securities
The Fund may invest in stripped securities which represent
a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest only securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, principal-
only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower
than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

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Putnam Multi-Asset Income Fund
(continued)
d. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery and to-be-
announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Although the Fund will generally purchase
these securities with the intention of holding the securities, it may sell the securities before the settlement date.
The Fund may also enter into TBA sale commitments
to hedge its portfolio positions, to sell mortgage-backed
securities it owns under delayed delivery arrangements
or to take a short position in mortgage-backed securities.
Proceeds of TBA sale commitments are not received until
the contractual settlement date. During the time a TBA sale
commitment is outstanding, either equivalent deliverable
securities or an offsetting TBA purchase commitment
deliverable on or before the sale commitment date are
held as “cover” for the transaction, or other liquid assets
in an amount equal to the notional value of the TBA sale
commitment are segregated. If the TBA sale commitment is
closed through the acquisition of an offsetting TBA purchase commitment, the Fund realizes a gain or loss. If the Fund
delivers securities under the commitment, the Fund realizes
a gain or a loss from the sale of the securities based upon
the unit price established at the date the commitment was
entered into.
TBA commitments, which are accounted for as purchase and
sale transactions, may be considered securities themselves,
and involve a risk of loss due to changes in the value of
the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the Fund and the counterparty.
Unsettled TBA commitments are valued at their fair value
according to the procedures described in the Financial
Instrument Valuation note. The contract is marked to market
daily and the change in fair value is recorded by the Fund as an unrealized gain or loss. Based on market circumstances,
the investment manager will determine whether to take
delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
e. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Consolidated Statement
of Assets and Liabilities. Realized gain and loss and
unrealized appreciation and depreciation on these contracts
for the period are included in the Consolidated Statement of
Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/
or limit the decline in net assets over various periods of
time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right
to net and close-out all transactions traded, whether or
not arising under the ISDA agreement, to one net amount
payable by one counterparty to the other. However, absent
an event of default or early termination, OTC derivative
assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities. Early
termination by the counterparty may result in an immediate
payment by the Fund of any net liability owed to that
1. Organization and Significant Accounting Policies
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

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Putnam Multi-Asset Income Fund
(continued)
counterparty under the ISDA agreement. At February 28,
2026, the Fund had OTC derivatives in a net liability position of $5,075.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities. For OTC derivatives traded under an
ISDA master agreement, posting of collateral is required by
either the Fund or the applicable counterparty if the total
net exposure of all OTC derivatives with the applicable
counterparty exceeds the minimum transfer amount, which
typically ranges from $100,000 to $250,000, and can vary
depending on the counterparty and the type of agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end,
if any, are listed in the Fund's Consolidated Schedule of
Investments.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to commodity
price, interest rate and equity price risk. A futures contract is an agreement between the Fund and a counterparty to
buy or sell an asset at a specified price on a future date.
Required initial margins are pledged by the Fund, and the
daily change in fair value is accounted for as a variation
margin payable or receivable in the Consolidated Statement
of Assets and Liabilities. Futures contracts outstanding at
period end, if any, are listed in the Fund's Consolidated
Schedule of Investments.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund,
and the daily change in fair value is accounted for as a
variation margin payable or receivable in the Consolidated
Statement of Assets and Liabilities. Over the term of the
contract, contractually required payments to be paid and to
be received are accrued daily and recorded as unrealized
appreciation or depreciation until the payments are made,
at which time they are realized. Interest rate swap contracts outstanding at period end, if any, are listed in the Fund's
Consolidated Schedule of Investments.
See Note 8 regarding other derivative information.
f. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
g. Investments in Franklin Multi-Asset Income Ltd.
(FT Subsidiary)
The Fund invests in certain financial instruments, warrants
or commodities through its investments in FT Subsidiary.
FT Subsidiary, a Cayman Islands exempted company
with limited liability, is a wholly-owned subsidiary of the
Fund. FT Subsidiary is able to invest in certain financial
instruments consistent with the investment objective of the
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

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Semiannual Report
Putnam Multi-Asset Income Fund
(continued)
Fund. At February 28, 2026, FT Subsidiary’s investments,
as well as any other assets and liabilities of FT Subsidiary are reflected in the Fund’s Consolidated Schedule of
Investments and Consolidated Statement of Assets and
Liabilities. All intercompany transactions and balances have been eliminated. At February 28, 2026, the net assets of
FT Subsidiary were $1,117,807, representing 0.13% of the
Fund's consolidated net assets. The Fund’s investment in FT
Subsidiary is limited to 25% of consolidated assets.
h. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Fund invests. In
some cases, the Fund may be entitled to reclaim all or a
portion of such taxes, and such reclaim amounts, if any,
are reflected as a dividend receivable in the Statement of
Assets and Liabilities and dividend income in the Statement
of Operations. In many cases, however, the Fund may
not receive such amounts for an extended period of time,
depending on the country of investment. When a capital gain
tax is determined to apply, the Fund records an estimated
deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on
its technical merits. As of February 28, 2026, the Fund has
determined that no tax liability is required in its consolidated financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). The Fund’s federal and state income and federal
excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state
departments of revenue.
i. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded separately in the Consolidated Statement of
Operations. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
j. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
g. Investments in Franklin Multi-Asset Income Ltd.
(FT Subsidiary)
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

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Putnam Multi-Asset Income Fund
(continued)
k. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At February 28, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
February 28, 2026
Year Ended
August 31, 2025
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 595,132 $6,724,151 1,160,275 $12,484,017
Shares issued in reinvestment of distributions .......... 225,276 2,549,451 550,533 5,899,318
Shares redeemed ............................... (861,432) (9,753,795) (2,276,681) (24,360,773)
Net increase (decrease) .......................... (41,024) $(480,193) (565,873) $(5,977,438)
Class C Shares:
Shares sold ................................... 17,197 $194,472 30,066 $323,867
Shares issued in reinvestment of distributions .......... 4,306 48,727 16,030 171,750
Shares redeemed
a
.............................. (67,424) (762,971) (327,269) (3,514,090)
Net increase (decrease) .......................... (45,921) $(519,772) (281,173) $(3,018,473)
Class P Shares:
Shares sold ................................... 57,739,033 $668,818,482 4,359,398 $47,202,041
Shares issued in reinvestment of distributions .......... 111,336 1,268,934 180,481 1,937,194
Shares redeemed ............................... (3,609,147) (41,677,327) (3,447,595) (37,546,304)
Net increase (decrease) .......................... 54,241,222 $628,410,089 1,092,284 $11,592,931
Class R Shares:
Shares sold ................................... 7,712 $87,278 4,975 $53,044
Shares issued in reinvestment of distributions .......... 2,319 26,255 5,460 58,525
Shares redeemed ............................... (6,865) (77,905) (14,745) (158,978)
Net increase (decrease) .......................... 3,166 $35,628 (4,310) $(47,409)
Class R6 Shares:
Shares sold ................................... 26,425 $301,024 30,657 $329,123
Shares issued in reinvestment of distributions .......... 1,464 16,589 8,561 91,725
Shares redeemed ............................... (5,415) (61,616) (331,839) (3,548,228)
Net increase (decrease) .......................... 22,474 $255,997 (292,621) $(3,127,380)
1. Organization and Significant Accounting Policies
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

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Putnam Multi-Asset Income Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Advisers a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by
Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the period ended February 28, 2026, the annualized gross effective investment management fee rate was 0.441% of the
Fund’s average daily net assets.
Six Months Ended
February 28, 2026
Year Ended
August 31, 2025
Shares Amount Shares Amount
Class Y Shares:
Shares sold ................................... 171,532 $1,954,003 187,789 $2,028,074
Shares issued in reinvestment of distributions .......... 41,551 470,741 125,454 1,344,290
Shares redeemed ............................... (186,980) (2,117,443) (1,255,706) (13,415,371)
Net increase (decrease) .......................... 26,103 $307,301 (942,463) $(10,043,007)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Putnam Advisory Company, LLC (PAC) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
Annualized Fee Rate Net Assets
0.630% of the first $5 billion,
0.580% of the next $5 billion,
0.530% of the next $10 billion,
0.480% of the next $10 billion,
0.430% of the next $50 billion,
0.410% of the next $50 billion,
0.400% of the next $100 billion and
0.395% of any excess thereafter.
2. Shares of Beneficial Interest
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

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Putnam Multi-Asset Income Fund
(continued)
Advisers retained Putnam Management as subadvisor for the Fund. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
Under a subadvisory agreement, PAC provides subadvisory services to the Fund. The subadvisory fee is paid by
Advisers based on the average net assets managed by PAC, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
Class R ................................................................... 1.00% 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $3,575
CDSC retained .............................................................................. $302
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Multi-Asset Income Fund
(continued)
e. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C, Class R and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class P shares paid a monthly fee based on the average net assets of Class P shares at an annual rate of 0.01%.
Class R5 shares paid a monthly fee based on the average net assets of Class R5 shares at an annual rate of 0.15%.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Consolidated Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Consolidated Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any
Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Consolidated Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate. During the period ended February 28, 2026, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Multi-Asset Income Fund
Non-Controlled Affiliates
Dividends
Putnam Government Money
Market Fund, Class G, 3.508% . $— $79,852,429 $(78,734,757) $— $— $1,117,672 1,117,672 $63,012
3. Transactions with Affiliates
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Multi-Asset Income Fund
(continued)
h. Waiver and Expense Reimbursements
Advisers has contractually agreed, through December 30, 2026, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
Advisers has also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the Fund through December 30, 2026, to the extent that total expenses of the Fund (excluding brokerage, interest, taxes, investment-
related expenses, payments under distribution plans, extraordinary expenses, payments under the Fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the Fund’s investment management contract)
would exceed an annual rate of 0.40% of the Fund’s average net assets.
i. Other Affiliated Transactions
At February 28, 2026, one or more of the funds in Putnam Target Date Funds owned 5% or more of the Fund's outstanding shares, totaling 70.6% of the Fund's outstanding shares.
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent fees. During the period ended February 28, 2026, the fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2025, the capital loss carryforwards were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Multi-Asset Income Fund (continued)
Putnam Short Term Investment
Fund, Class P, 3.852% ...... 11,277,701 243,247,847 (254,525,548) — — — — 242,802
Total Affiliated Securities ... $11,277,701 $323,100,276 $(333,260,305) $— $— $1,117,672 $305,814
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 48,624,183
Long term ................................................................................ 31,255,425
Total capital loss carryforwards ............................................................... $79,879,608
3. Transactions with Affiliates
(continued)
g. Investments in Affiliated Management Investment Companies
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Multi-Asset Income Fund
(continued)
At February 28, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and passive foreign investment company shares.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2026, aggregated
$613,231,243 and $155,223,079, respectively.
7. Credit Risk and Defaulted Securities
At February 28, 2026, the Fund had 17.3% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At February
28, 2026, the aggregate value of these securities was $545,127 representing 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
8. Other Derivative Information
At February 28, 2026, investments in derivative contracts are reflected in the Consolidated Statement of Assets and Liabilities
as follows:
Cost of investments .......................................................................... $686,071,764
Unrealized appreciation ........................................................................ $25,355,738
Unrealized depreciation ........................................................................ (4,739,005)
Net unrealized appreciation (depreciation) .......................................................... $20,616,733
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Consolidated Statement of
Assets and Liabilities
Location Fair Value
Consolidated Statement of
Assets and Liabilities
Location Fair Value
Putnam Multi-Asset Income Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 1,404,344
a
Variation margin on futures
contracts
$ 1,155,960
a
Variation margin on centrally
cleared swap contracts
34,818
a
Variation margin on centrally
cleared swap contracts
16,658
a
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
32,759 Unrealized depreciation on OTC
forward exchange contracts
20,923
5. Income Taxes
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Multi-Asset Income Fund
(continued)
For the period ended February 28, 2026, the effect of derivative contracts in the Consolidated Statement of Operations was as follows:
For the period ended February 28, 2026, the average month end notional amount of futures contracts and swap contracts represented $107,673,446 and $2,426,571, respectively. The average month end contract value of forward exchange contracts was $4,071,887.
See Note 1(e) regarding derivative financial instruments.
See Abbreviations on page 85 .
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Consolidated Statement of
Assets and Liabilities
Location Fair Value
Consolidated Statement of
Assets and Liabilities
Location Fair Value
Putnam Multi-Asset Income Fund (continued)
Equity contracts ...........
Variation margin on futures
contracts
$ 205,437
a
Variation margin on futures
contracts
$ 227,327
a
Total .................... $1,677,358 $1,420,868
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Consolidated Schedule of
Investments. Only the variation margin receivable/payable at period end is separately reported within the Consolidated Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Consolidated Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Consolidated Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Putnam Multi-Asset Income Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $57,463 Futures contracts $253,248
Swap contracts 894 Swap contracts 34,339
Foreign exchange contracts .....
Forward exchange contracts (12,408) Forward exchange contracts 25,920
Equity contracts ..............
Futures contracts (100,556) Futures contracts 28,646
Commodity contracts ..........
Futures contracts 207,675 Futures contracts —
Total ....................... $153,068 $342,153
8. Other Derivative Information
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Multi-Asset Income Fund
(continued)
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Consolidated Statement of Operations. During the period ended February 28, 2026, the Fund did not use the Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Multi-Asset Income Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ 4,078,974 $ 564,691 $ — $ 4,643,665
Air Freight & Logistics ................... 3,379,987 126,191 — 3,506,178
Automobile Components ................. 365,371 436,347 — 801,718
Automobiles .......................... 6,684,293 1,245,583 — 7,929,876
Banks ............................... 7,291,147 6,115,389 — 13,406,536
Beverages ........................... 4,017,476 85,378 — 4,102,854
Biotechnology ......................... 2,332,966 — 9,144 2,342,110
Broadline Retail ....................... 4,291,918 107,389 — 4,399,307
Building Products ...................... 338,421 254,773 — 593,194
Capital Markets ........................ 6,407,801 916,139 — 7,323,940
Chemicals ........................... 2,131,587 448,120 — 2,579,707
Commercial Services & Supplies ........... 97,120 — — 97,120
Communications Equipment .............. 4,937,747 — — 4,937,747
Construction & Engineering ............... 323,709 589,805 — 913,514
Construction Materials .................. — 394,753 — 394,753
Consumer Finance ..................... 483,343 — — 483,343
Consumer Staples Distribution & Retail ...... 1,013,572 188,988 — 1,202,560

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Multi-Asset Income Fund
(continued)
Level 1 Level 2 Level 3 Total
Putnam Multi-Asset Income Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Containers & Packaging ................. $ 20,028 $ — $ — $ 20,028
Distributors ........................... 30,124 — — 30,124
Diversified Consumer Services ............ 2,051,855 — — 2,051,855
Diversified REITs ...................... 37,902 223,998 — 261,900
Diversified Telecommunication Services ..... 3,852,530 846,814 — 4,699,344
Electric Utilities ........................ 4,365,919 923,185 — 5,289,104
Electrical Equipment .................... 5,211,591 1,052,382 — 6,263,973
Electronic Equipment, Instruments &
Components ........................ 367,048 — — 367,048
Energy Equipment & Services ............. 1,053,149 — — 1,053,149
Entertainment ......................... 497,875 — — 497,875
Financial Services ...................... 2,529,646 341,532 — 2,871,178
Food Products ........................ 2,169,250 476,157 — 2,645,407
Gas Utilities .......................... 424,740 — — 424,740
Ground Transportation .................. 750,958 — — 750,958
Health Care Equipment & Supplies ......... 1,568,172 495,481 — 2,063,653
Health Care Providers & Services .......... 587,623 — — 587,623
Health Care REITs ..................... 305,055 — — 305,055
Health Care Technology ................. 92,642 — — 92,642
Hotel & Resort REITs ................... 72,909 — — 72,909
Hotels, Restaurants & Leisure ............. 918,033 334,397 — 1,252,430
Household Durables .................... 471,863 — — 471,863
Household Products .................... 609,368 249,320 — 858,688
Independent Power and Renewable Electricity
Producers .......................... 408,610 — 11 408,621
Industrial Conglomerates ................ 373,262 272,787 — 646,049
Industrial REITs ....................... 206,441 — — 206,441
Insurance ............................ 4,416,049 2,368,749 — 6,784,798
Interactive Media & Services .............. 18,066,669 127,519 — 18,194,188
IT Services ........................... 127,528 69,806 — 197,334
Leisure Products ....................... 247,212 — — 247,212
Life Sciences Tools & Services ............ 93,360 — — 93,360
Machinery ............................ 3,934,449 1,139,884 — 5,074,333
Marine Transportation ................... 68,778 823,944 — 892,722
Media ............................... 218,839 61,797 — 280,636
Metals & Mining ....................... 785,251 1,408,064 — 2,193,315
Mortgage Real Estate Investment Trusts
(REITs) ............................ 4,430,034 — — 4,430,034
Multi-Utilities .......................... 537,298 542,373 — 1,079,671
Office REITs .......................... 18,501 — — 18,501
Oil, Gas & Consumable Fuels ............. 6,082,008 1,850,062 — 7,932,070
Paper & Forest Products ................. 26,206 172,410 — 198,616
Passenger Airlines ..................... 275,848 76,384 — 352,232
Personal Care Products ................. 189,632 92,223 — 281,855
Pharmaceuticals ....................... 14,317,056 2,914,719 — 17,231,775
Professional Services ................... 2,560,542 — — 2,560,542
Real Estate Management & Development .... 54,853 — — 54,853
Residential REITs ...................... 534,886 — — 534,886
Retail REITs .......................... 1,107,171 33,124 — 1,140,295
Semiconductors & Semiconductor Equipment . 22,906,875 2,232,337 — 25,139,212
Software ............................. 8,206,846 288,481 — 8,495,327
Specialized REITs ...................... 4,013,808 — — 4,013,808
Specialty Retail ........................ 3,989,893 394,668 — 4,384,561
Technology Hardware, Storage & Peripherals . 14,381,180 226,664 — 14,607,844
10. Fair Value Measurements
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Multi-Asset Income Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
11. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the consolidated financial statements.
Level 1 Level 2 Level 3 Total
Putnam Multi-Asset Income Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Textiles, Apparel & Luxury Goods .......... $ 434,379 $ 851,267 $ — $ 1,285,646
Tobacco ............................. 280,619 730,380 — 1,010,999
Trading Companies & Distributors .......... 39,817 1,719,650 — 1,759,467
Transportation Infrastructure .............. — 407,814 — 407,814
Water Utilities ......................... 28,692 60,619 — 89,311
Wireless Telecommunication Services ....... — 490,024 — 490,024
Management Investment Companies ......... 1,634,367 — — 1,634,367
Convertible Preferred Stocks ................ 474,366 — — 474,366
Preferred Stocks ......................... — 79,664 — 79,664
Rights ................................. — — 1,046 1,046
Convertible Bonds ....................... — 1,698,694 — 1,698,694
Corporate Bonds ........................ — 230,398,353 — 230,398,353
Senior Floating Rate Interests ............... — 3,848,181 — 3,848,181
Foreign Government and Agency Securities .... — 30,167,644 — 30,167,644
U.S. Government and Agency Securities ....... — 23,852,549 — 23,852,549
Asset-Backed Securities ................... — 14,539,617 — 14,539,617
Commercial Mortgage-Backed Securities ...... — 14,418,089 — 14,418,089
Mortgage-Backed Securities ................ — 153,330,676 — 153,330,676
Residential Mortgage-Backed Securities ....... — 8,588,873 — 8,588,873
Agency Commercial Mortgage-Backed Securities — 1,197,995 — 1,197,995
Municipal Bonds ......................... — 670,597 — 670,597
Short Term Investments ................... 1,129,823 1,677,283 — 2,807,106
Total Investments in Securities ........... $192,764,860 $520,240,776
b
$10,201 $713,015,837
Other Financial Instruments:
Forward Exchange Contracts ............... $— $32,759 $— $32,759
Futures Contracts ....................... 1,609,781 — — 1,609,781
Swap Contracts ......................... — 34,818 — 34,818
Total Other Financial Instruments ......... $1,609,781 $67,577 $— $1,677,358
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 6,629,715 $ — $ 6,629,715
Forward Exchange Contracts ............... — 20,923 — 20,923
Futures Contracts ........................ 1,383,287 — — 1,383,287
Swap Contracts ......................... — 16,658 — 16,658
Total Other Financial Instruments ......... $1,383,287 $6,667,296 $— $8,050,583
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $35,835,258, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
10. Fair Value Measurements
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Multi-Asset Income Fund
(continued)
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Consolidated
Statement of Assets and Liabilities and the Consolidated Statement of Operations, along with the related notes to the consolidated financial statements. The Consolidated Schedule of Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Consolidated Financial Highlights.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
Cu r rency
AUD
Australian Dollar
CAD
Canadian Dollar
CHF
Swiss Franc
EUR
Euro
GBP
British Pound
JPY
Japanese Yen
NOK
Norwegian Krone
SEK
Swedish Krona
USD
United States Dollar
Selected Portfolio
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
CVR
Contingent Value Right
ETF
Exchange-Traded Fund
ETM
Escrowed to Maturity
EURIBOR
Euro Inter-Bank Offer Rate
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
NATL
National Reinsurance Corp.
PIK
Payment-In-Kind
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
11. Operating Segments
(continued)

Putnam Asset Allocation Funds

franklintempleton.com
Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the consolidated financial statements included herein.
Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

39362-SFSOI 04/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Asset Allocation Funds

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	April 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	April 29, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	April 29, 2026